UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-08037

AdvisorOne Funds

(Exact name of registrant as specified in charter)

4020 South 147th Street, Omaha, NE

68137

(Address of principal executive offices)

(Zip code)

Gemini Fund Services, LLC., 450 Wireless Blvd., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

402-493-3313

Date of fiscal year end:

4/30

Date of reporting period:10/31/10

Item 1.  Reports to Stockholders.

Looking long-term

QUARTERS ONLY
50¢

Semi-Annual Report | AdvisorOne Funds | October 31, 2010

AdvisorOne Funds

Distributed by Northern Lights Distributors, LLC, Member FINRA

AdvisorOne Funds Semi-Annual Report

Letter From The Portfolio Management Team

Dear Shareholders,

After an earthquake, aftershocks often roll through the landscape. In the month of May, the financial markets experienced their first meaningful aftershock since the big earthquake in 2008. Yet, by the close of the current reporting period (April 1 to October 31, 2010), markets had recovered to about where they were prior to the May downturn.

Throughout the present reporting period and the past year, the stock market has remained confined to a trading range. The S&P 500 Index, for example, has spent 11 of the past 12 months trading a mere 75 points either side of the 1,100 level. Even more to the point, each equity asset class also reflects a wide trading range.

During this period of time, rather than making small adjustments to their allocations, most market participants have adopted a “risk on” or “risk off” approach to the market. If it is rising, they pile in; if it starts falling, they quickly head for the exit. Given the short and sharp nature of the market’s directional moves, that strategy – for the most part – has led to poor returns. Often, by the time a trend reveals itself, it reverses itself. Those securities that underperformed with the market rally did well during declines, but underperformed when the market rose again. As a result, investors often sold a security only to turn around and buy it back at a potentially higher price when the market reversed direction.

As a result, during this reporting period, we structured our portfolio allocations to look more similar to their performance benchmarks than we have in previous years. It is our belief that, in order to successfully navigate a trading range market environment, we needed to “remain in the hunt” until a new theme or trend emerges. Has that new trend or theme revealed itself? Not yet, as returns among the various asset classes remain tightly clustered and correlations remain high as macro events continue to drive market return.

Investment Outlook

Currently, the markets are being pulled in two different directions. On the positive side, the global economy continues to expand, corporate profits are healthy, interest rates are low, and global inflation remains low. On the negative side, Europe’s economy is struggling with growth and debt problems and the global economic impact continues to be debated. Unemployment remains stubbornly high, as it has in the past two economic recoveries.

Part of the reason we remain in an economic tug-of-war is that we have not, in our opinion, been able to transition yet from profit-driven recovery where corporate earnings gains are healthy to a self-sustaining economic recovery where unemployment starts to decline and confidence in the longevity of the recovery in the economy as a whole begins to increase.

Since we have waffled between a profit recovery and an economic recovery, equity prices have churned in a wide trading range. The market’s overall theme over the past year has been to “buy” global fear and to “sell” economic confidence.

AdvisorOne Funds Semi-Annual Report

As mentioned in our last commentary, we believe the “easy” portion of the post-recovery rally is complete. In .able economic recovery. It is during this process that we expect the markets to become more selective and the spread begin to widen between the asset classes that are outperforming and those that are underperforming. As it does, we continue to believe asset allocation rather than market timing will have a much greater impact on portfolio returns.

Sincerely,

Portfolio Management Team

The AdvisorOne Funds are fund of funds, meaning they invest in underlying mutual funds and exchange traded funds (underlying funds). In some instances, it may be less expensive for an investor to invest in the Underlying Funds directly. There is also a risk that the investment advisors of those underlying funds may make investment decisions detrimental to the performance of the Funds or the Underlying Funds may be more volatile than investments in other mutual funds. The Funds invest in Underlying Funds as well as equity, bond or derivative securities.

AdvisorOne Funds Semi-Annual Report

Amerigo Fund - Portfolio Summary

Portfolio Commentary

During the past six months, the performance of the U.S. dollar had a major impact on asset class performance. As the U.S. dollar began to weaken once again, we began to adjust Amerigo's portfolio allocation to be less "benchmark-like." Specifically, exposure to U.S. equities was reduced by trimming holdings of large and mid cap growth. Proceeds from these reductions were used to increase international equity exposure, specifically emerging market exposure. Commodity exposure was also added, both to general commodities and crude oil. These transactions added incremental return to Amerigo's performance as the U.S. dollar declined over the reporting period.

**Based on total net asset value as of October 31, 2010. Portfolio holdings are subject to change and should not be a recommendation to buy individual securities. Concentrating in a small number of investments increases the Fund's risk because each investment has a greater effect on the Fund's performance.*

You cannot invest directly in an index or benchmark.

Portfolio Composition*

0.74% Bond Funds
0.61% Diversified Companies
1.87% Commodity Funds
0.35% Other/ Cash Equivalents
3.00% Mid Cap Growth
5.08% Specialty
21.70% Emerging Markets
5.18% Small Cap Blend
5.75% International Equity
6.38% Large Cap Value
21.00% Large Cap Blend
11.01% Large Cap Growth
17.33% Mid Cap Blend

Top Ten Portfolio Holdings*

SPDR - S&P 500 ETF Trust — **11.05%**

This unit investment trust consists of a portfolio representing all 500 stocks in the S&P 500 Index.

Vanguard - Mid-Cap ETF — **6.41%**

This Fund seeks to track the performance of the MSCI US Mid-Cap 450 Index, an index of stocks of medium-size U.S. companies.

PowerShares - QQQ — **6.25%**

This Fund seeks to include 100 of the largest, most innovative non-financial companies that trade on the NASDAQ Stock Market, based on market capitalization.

iShares - MSCI Emerging Markets Index Fund — **5.28%**

This Fund seeks investment results that correspond with the global emerging markets.

iShares - S&P Latin America 40 Index Fund — **4.94%**

This Fund consists of selected equities trading on the exchanges of four Latin American countries.

iShares - Russell 1000 Growth Index Fund — **4.77%**

This Fund seeks investment results that correspond with the large-capitalization growth sector of the U.S. equity market.

iShares - Russell Midcap Index Fund — **4.53%**

This Fund seeks investment results that correspond generally to the Russell Midcap Index.

iShares - S&P 500 Index Fund — **4.32%**

This Fund seeks investment results that correspond with the performance of the large-capitalization sector of the U.S. equity market.

Vanguard - Emerging Markets ETF — **3.40%**

This Fund seeks to track the performance of a benchmark index that measures the investment return of stocks issued by companies located in emerging market countries.

SPDR - Dow Jones Industrial Average ETF Trust — **3.22%**

This Fund seeks to provide investment results that, before expenses, generally correspond to the price and yield performance of the Dow Jones Industrial Average.

5

AdvisorOne Funds Semi-Annual Report Amerigo Fund - Performance Update

Annualized Total Returns as of October 31, 2010

	6 Months*	1 Year	5 Year	10 Year	Since Inception	Inception Date
Class C Shares[1]	1.78%	18.25%	2.59%	0.77%	0.06%	7/13/00
Class N Shares[2]	2.27%	19.48%	3.60%	1.63%	4.89%	7/14/97

* Figure is not annualized.
[1] Class C Shares are subject to a CDSC of 1% on shares redeemed within 18 months of purchase.
[2] Class N Shares are not subject to an initial sales charge or a CDSC.

Growth of a $10,000 Investment

This chart illustrates a comparison of a hypothetical investment of $10,000 in the Amerigo Fund (assuming reinvestment of all dividends and distributions) versus the Fund's benchmark index.

$25,000
$20,000
$15,000
$10,000
$18,860
$16,248
7/97
10/97
4/98
10/98
4/99
10/99
4/00
10/00
4/01
10/01
4/02
10/02
4/03
10/03
4/04
10/04
4/05
10/05
4/06
10/06
4/07
10/07
4/08
10/08
4/09
10/09
4/10
10/10
Amerigo Fund (Class N)
S&P 500 Index

The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The Fund's total annual operating expenses, including underlying fund expenses, for the Amerigo Fund Class C and Class N are 2.45% and 1.45%, respectively. Performance results reflect a contractual fee waiver by the investment adviser as described in the prospectus of the Fund. For performance information current to the most recent month-end, please call toll-free 1-866-811-0225.

"S&P 500 Index", a registered trademark of McGraw-Hill Co., Inc., is a market capitalization-weighted index of 500 widely held common stocks. Investors cannot invest directly in an index or benchmark.

6

AdvisorOne Funds Semi-Annual Report
Clermont Fund - Portfolio Summary

Portfolio Commentary

As securities have recovered much of their dramatic undervaluation we witnessed in 2009, Clermont's portfolio has become more conservative, primarily through a reduction in the size of the portfolio's various asset class overweights and underweights.

We entered the reporting period very "benchmark-like." As the U.S. dollar began to decline, emerging market and commodity exposure was modestly increased. A modest increase in these portfolio allocations enables the portfolio to be positioned in assets that could benefit from U.S. dollar depreciation while also remaining within this conservative fund's investment mandate.

The portfolio exposure to equities and fixed income securities remained stable over the period. Approximately 45 percent of the portfolio was allocated toward a broadly-diversified portfolio of equities, while 55 percent was invested primarily in corporate bonds of both investment grade and high yield securities. Portfolio duration remains similar to that of our bond performance benchmark, the Barclays Credit Index.

**Based on total net asset value as of October 31, 2010. Portfolio holdings are subject to change and should not be a recommendation to buy individual securities. Concentrating in a small number of investments increases the Fund's risk because each investment has a greater effect on the Fund's performance.*

You cannot invest directly in an index or benchmark.

Portfolio Composition*

0.77% U.S. Government and Agency Obligations
0.98% Specialty
1.01% Diversified Companies
0.22% Commodity Funds
2.01% Small Cap Blend
0.46% Other/Cash Equivalents
3.06% International Equity
3.38% Large Cap Growth
4.37% Large Cap Value
7.43% Emerging Markets
44.55% Bond Funds
7.65% Corporate Bonds
8.00% Mid Cap Blend
16.11% Large Cap Blend

Top Ten Portfolio Holdings*

iShares - Barclays Credit Bond Fund — 12.17%

This Fund seeks results that correspond with the investment grade credit sector of the United States bond market as defined by the Barclays Capital U.S. Credit Bond Index.

SPDR - S&P 500 ETF Trust — 8.85%

This unit investment trust consists of a portfolio representing all 500 stocks in the S&P 500 Index.

iShares - iBoxx $ High Yield Corporate Bond Fund — 6.97%

This Fund seeks investment results that correspond generally to the price and yield performance of the U.S. dollar high yield corporate bond market as defined by the iBoxx $ Liquid High Yield Index.

iShares - iBoxx $ Investment Grade Corporate Bond Fund — 6.95%

This Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the iBoxx $ Liquid Investment Grade Index.

Vanguard - Total Bond Market ETF — 6.17%

This Fund seeks to track the performance of a broad, market-weighted bond index.

SPDR - Barclays Capital High Yield Bond ETF — 4.79%

This Fund seeks to provide investment results that correspond generally to the price and yield performance of the Barclays Capital High Yield Very Liquid Index.

Vanguard - Emerging Markets ETF — 4.39%

This Fund seeks to track the performance of a benchmark index that measures the investment return of stocks issued by companies located in emerging market countries.

Vanguard - Total Stock Market ETF — 2.99%

This Fund seeks to track the performance of a benchmark index that measures the investment return of the overall stock market.

SPDR S&P Mid Cap - 400 ETF Trust — 2.89%

The Fund seeks to generally correspond to the price and yield performance of the S&P MidCap 400 Index.

Vanguard - Short-Term Bond ETF — 2.45%

This Fund seeks to track the performance of a market-weighted bond index with a short-term dollar-weighted average maturity.

7

AdvisorOne Funds Semi-Annual Report
Clermont Fund - Performance Update

Annualized Total Returns as of October 31, 2010

	6 Months*	1 Year	5 Year	10 Year	Since Inception	Inception Date
Class N Shares[1]	3.87%	14.16%	2.41%	1.04%	2.85%	7/14/97

* Figure is not annualized.
[1] Class N Shares are not subject to an initial sales charge or a CDSC.

Growth of a $10,000 Investment

This chart illustrates a comparison of a hypothetical investment of $10,000 in the Clermont Fund (assuming reinvestment of all dividends and distributions) versus the Fund's benchmark index.

$21,000
$18,000
$15,000
$12,000
$9,000
$20,038
$16,248
$14,530
7/97
10/97
4/98
10/98
4/99
10/99
4/00
10/00
4/01
10/01
4/02
10/02
4/03
10/03
4/04
10/04
4/05
10/05
4/06
10/06
4/07
10/07
4/08
10/08
4/09
10/09
4/10
10/10
Clermont Fund (Class N)
S&P 500 Index
BarCap Govt/Credit 1-5 Yr TR USD

The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The Fund's total annual operating expenses, including underlying fund expenses, for the Clermont Fund is 1.44%. Performance results reflect a contractual fee waiver by the investment adviser as described in the prospectus of the Fund. For performance information current to the most recent month-end, please call toll-free 1-866-811-0225.

S&P 500 Index, a registered trademark of McGraw-Hill Co., Inc., is a market capitalization-weighted index of 500 widely held common stocks. The Barclays Capital 1-5 Year Government Credit Index measures the performance of U.S. Treasury and agency securities, and corporate bonds with 1-5 year maturities. Investors cannot invest directly in an index or benchmark.

8

AdvisorOne Funds Semi-Annual Report
Select Allocation Fund - Portfolio Summary

Portfolio Commentary

The strongest contributor to Select Allocation's outperformance during the reporting period is the fund's overweight toward emerging market equities, especially Latin America and Asia. Select Allocations's performance has benefited from the shift in investor sentiment back to "risk on" following the Fed's desire to continue to "reflate" the economy.

With respect to fixed income positioning, Select Allocation remains overweight investment grade and high yield bonds. With economic growth positive but modest and the Fed's "desire" to keep interest rates at very low levels, we continue to believe that it is too early to reduce the fund's corporate bond exposure.

**Based on total net asset value as of October 31, 2010. Portfolio holdings are subject to change and should not be a recommendation to buy individual securities. Concentrating in a small number of investments increases the Fund's risk because each investment has a greater effect on the Fund's performance.*

You cannot invest directly in an index or benchmark.

Portfolio Composition*

0.75% Diversified Companies
1.08% Commodity Funds
0.60% Money Market Funds
3.15% Small Cap Blend
0.29% U.S. Government and Agency Obligations
3.38% Large Cap Value
4.86% International Equity
22.30% Emerging Markets
5.45% Large Cap Growth
6.59% Specialty
17.62% Large Cap Blend
8.74% Mid Cap Blend
9.75% Corporate Bonds
15.44 % Bond Funds

Top Ten Portfolio Holdings*

SPDR - S&P 500 ETF Trust — **7.29%**
This unit investment trust consists of a portfolio representing all 500 stocks in the S&P 500 Index.

Vanguard - Emerging Markets ETF — **5.00%**
This Fund seeks to track the performance of a benchmark index that measures the investment return of stocks issued by companies located in emerging market countries.

iShares - S&P Latin America 40 Index Fund — **4.91%**
This Fund consists of selected equities trading on the exchanges of four Latin American countries.

iShares - Barclays Intermediate Credit Bond Fund — **4.78%**
This Fund seeks results that correspond generally to the price and yield performance of the Barclays Capital U.S. Intermediate Credit Bond index.

SPDR - Barclays Capital Intermediate Term Credit Bond ETF — **4.62%**
This Fund seeks results that correspond to Barclays Capital U.S. Intermediate Credit index.

iShares - S&P 500 Index Fund — **4.45%**
This Fund seeks investment results that correspond with the performance of the large-capitalization sector of the U.S. equity market.

iShares - MSCI Emerging Markets Index Fund — **4.35%**
This Fund seeks investment results that correspond with the global emerging markets.

iShares - iBoxx $ High Yield Corporate Bond Fund — **3.30%**
This Fund seeks investment results that correspond generally to the price and yield performance of the U.S. dollar high yield corporate bond market as defined by the iBoxx $ Liquid High Yield Index.

Vanguard - Total Stock Market ETF — **3.08%**
This Fund seeks to track the performance of a benchmark index that measures the investment return of the overall stock market.

Vanguard - Large-Cap ETF — **2.80%**
The Fund is an exchange-traded share class of Vanguard Large-Cap Index Fund designed to track the performance of the MSCI US Prime Market 750 Index.

9

AdvisorOne Funds Semi-Annual Report

Select Allocation Fund - Performance Update

Annualized Total Returns as of October 31, 2010

	6 Months*	1 Year	5 Year	10 Year	Since Inception	Inception Date
Class N Shares[1]	4.48%	17.51%	N/A	N/A	1.20%	1/27/06

* Figure is not annualized.

[1] Class N Shares are not subject to an initial sales charge or a CDSC.

Growth of a $10,000 Investment

This chart illustrates a comparison of a hypothetical investment of $10,000 in the Select Allocation Fund (assuming reinvestment of all dividends and distributions) versus the Fund's benchmark index.

$14,000
$12,000
$10,000
$8,000
$6,000
$12,693
$10,586
$10,197
1/27/06 1/06 4/06 7/06 10/06 1/07 4/07 7/07 10/07 1/08 4/08 7/08 10/08 1/09 4/09 7/09 10/09 1/10 4/10 7/10 10/10
Select Allocation Fund (Class N)
S&P 500 Index
BarCap Govt/Credit 1-5 Yr TR USD

The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The Fund's total annual operating expenses, including underlying fund expenses, for the Select Allocation Fund are 1.63%. Performance results reflect a contractual fee waiver by the investment adviser as described in the prospectus of the Fund. For performance information current to the most recent month-end, please call toll-free 1-866-811-0225.

"S&P 500 Index", a registered trademark of McGraw-Hill Co., Inc., is a market capitalization-weighted index of 500 widely held common stocks. Investors cannot invest directly in an index or benchmark. The BarCap 1-5 Year Government Credit Index measures the performance of U.S. Treasury and agency securities, and corporate bonds with 1-5 year maturities. Investors cannot invest directly in an index or benchmark.

10

AdvisorOne Funds Semi-Annual Report

Descartes Fund - Portfolio Summary

Portfolio Commentary

Descartes outperformed its benchmark during the reporting period. Portfolio positions remained focused on securities with growth potential, which the market may find attractive in a slow economy. Growth stocks and Asian securities are key overweight positions because of anticipated higher growth relative to the global economy.

German equities were the largest new position in the portfolio. Germany is a strong exporter, with a strong economy amid a weakened Europe. Allocations to mid caps and growth stocks were increased. Positions focused on Japan, emerging market debt, and financials were also added to the portfolio. Corporate bonds, Latin America equities, and consumer discretionary stocks were reduced to allow for the new positions.

**Based on total net asset value as of October 31, 2010. Portfolio holdings are subject to change and should not be a recommendation to buy individual securities. Concentrating in a small number of investments increases the Fund's risk because each investment has a greater effect on the Fund's performance.*

You cannot invest directly in an index or benchmark.

Portfolio Composition*

2.03% Diversified Companies
1.69% Other/Cash Equivalents
2.74% Small Cap Blend
4.12% Large Cap Value
5.37% Mid Cap Blend
25.73% Specialty
6.19% Bond Funds
6.40% International Equity
7.15% Mid Cap Growth
14.34% Large Cap Growth
7.65% Emerging Markets
8.12% Large Cap Blend
8.47% Small Cap Growth

Top Ten Portfolio Holdings*

iShares - Russell 1000 Growth Index Fund	**8.63%**
This Fund seeks investment results that correspond with the large-capitalization growth sector of the U.S. equity market.	
iShares - Russell Midcap Growth Index Fund	**7.15%**
This Fund seeks investment results that correspond with the Russell Mid-Cap Growth Index, an index of the 800 smallest companies in the Russell 1000 Index.	
iShares - Russell 2000 Growth Index Fund	**5.46%**
This Fund seeks to track the performance of the Russell 2000 Growth Index.	
iShares - S&P Global Energy Sector Index Fund	**5.36%**
This Fund seeks investment results that correspond generally to the S&P Global Energy Sector Index.	
iShares - S&P Global Technology Sector Index Fund	**4.96%**
This Fund seeks investment results that correspond with the performance of companies in the information technology sector of the economy.	
iShares - Russell Midcap Index Fund	**3.17%**
This Fund seeks investment results that correspond with the Russell Mid-Cap Growth Index, an index of the 800 smallest companies in the Russell 1000 Index.	
iShares - Russell 2000 Index Fund	**2.74%**
This Fund seeks investment results that correspond with the small-capitalization sector of the U.S. equity market.	
Vanguard - Mega Cap 300 Growth ETF	**2.73%**
The Fund seeks to track the performance of a benchmark index that measures the investment return of the largest-capitalization growth stocks in the United States.	
iShares - iBoxx $ Investment Grade Corporate Bond Fund	**2.72%**
This Fund seeks investment results that correspond generally to the price and yield performance of the corporate bond market as defined by the iBoxx $ Liquid Investment Grade Index.	
SPDR - Technology Select Sector Fund	**2.72%**
This Fund seeks to closely match the returns and characteristics of the Technology Select Sector of the S&P 500 Index.	

11

AdvisorOne Funds Semi-Annual Report

Descartes Fund - Performance Update

Annualized Total Returns as of October 31, 2010

	6 Months*	1 Year	5 Year	10 Year	Since Inception	Inception Date
Class N Shares[1]	3.38%	17.55%	N/A	N/A	0.95%	4/19/06

* Figure is not annualized.

[1] Class N Shares are not subject to an initial sales charge or a CDSC.

Growth of a $10,000 Investment

This chart illustrates a comparison of a hypothetical investment of $10,000 in the Descartes Fund (assuming reinvestment of all dividends and distributions) versus the Fund's benchmark index.

$26,000
$22,000
$18,000
$14,000
$10,000
$6,000
$24,919
$10,438
$9,949
$9,203
4/19/06 4/06 7/06 10/06 1/07 4/07 7/07 10/07 1/08 4/08 7/08 10/08 1/09 4/09 7/09 10/09 1/10 4/10 7/10 10/10
Descartes Fund (Class N)
Russell 1000 Value Index Fund
S&P 500 Index
BarCap Govt/Credit 1-5 Yr TR USD

The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The Fund's total annual operating expenses, including underlying fund expenses, for the Descartes Fund are 1.65%. Performance results reflect a contractual fee waiver by the investment adviser as described in the prospectus of the Fund. For performance information current to the most recent month-end, please call toll-free 1-866-811-0225.

"S&P 500 Index", a registered trademark of McGraw-Hill Co., Inc., is a market capitalization weighted index of 500 widely held common stocks. Investors cannot invest directly in an index or benchmark. The Russell 1000 Value Index measures the performance of the 1,000 largest companies in the Russell 3000 Index with the lower price-to-book ratios and lower forecasted growth values. The BarCap 1-5 Year Government Credit Index measures the performance of U.S. Treasury and agency securities, and corporate bonds with 1-5 year maturities. Investors cannot invest directly in an index or benchmark.

The Advisor has elected to change the benchmark comparison for this Fund. Going forward, the S&P 500 Index will be used as the primary broad-based benchmark. The Russell 1000 Value Index will continue to be shown with the S&P 500 Index information for a period of 1 year.

12

AdvisorOne Funds Semi-Annual Report

Liahona Fund - Portfolio Summary

Portfolio Commentary

Liahona outperformed its benchmark during the reporting period. Portfolio positions remained focused on securities with growth potential, which the market may find attractive in a slow economy. Growth stocks and Asian securities are key overweight positions because of anticipated higher growth relative to the global economy.

German equities were the largest new position in the portfolio. Germany is a strong exporter, with a strong economy amid a weakened Europe. Large cap stocks were increased as well.

Wider diversification was a key goal for the more conservative holdings in the portfolio. Intermediate corporate bonds of all qualities were reduced over the last six months as spreads tightened. Positions in international bonds, emerging market debt, short-term debt, and the U.S. dollar were added since the last report.

**Based on total net asset value as of October 31, 2010. Portfolio holdings are subject to change and should not be a recommendation to buy individual securities. Concentrating in a small number of investments increases the Fund's risk because each investment has a greater effect on the Fund's performance.*

You cannot invest directly in an index or benchmark.

Portfolio Composition*

0.33% Commodity Funds
1.09% Large Cap Value
0.21% Diversified Companies
1.23% Mid Cap Blend
3.62% Other / Cash Equivalents
3.40% International Equity
3.64% Small Cap Blend
24.36% Bond Funds
5.28% Mid Cap Growth
6.70% Small Cap Growth
7.60% Emerging Markets
17.01% Large Cap Growth
12.55% Large Cap Blend
12.98% Specialty

Top Ten Portfolio Holdings*

iShares - Russell 2000 Growth Index Fund 6.26%

This Fund seeks investment results that correspond generally to the Russell 2000 Index.

iShares - Russell 1000 Growth Index Fund 5.64%

This Fund seeks investment results that correspond with the large-capitalization growth sector of the U.S. equity market.

SPDR - S&P 500 ETF Trust 5.61%

This unit investment trust consists of a portfolio representing all 500 stocks in the S&P 500 Index.

iShares - S&P 500 Index Fund 5.41%

This Fund seeks investment results that correspond with the performance of the large-capitalization sector of the U.S. equity market.

iShares - iBoxx $ Investment Grade Corporate Bond Fund 4.74%

This Fund seeks investment results that correspond generally to the price and yield performance of the corporate bond market as defined by the iBoxx $ Liquid Investment Grade Index.

iShares - Russell Midcap Growth Index Fund 4.08%

This Fund seeks investment results that correspond with the Russell Mid Cap Growth Index, an index of the 800 smallest companies in the Russell 1000 Index.

iShares - iBoxx $ High Yield Corporate Bond Fund 4.03%

This Fund seeks investment results that correspond generally to the price and yield performance of the U.S. dollar high yield corporate bond market as defined by the iBoxx $ Liquid High Yield Index.

iShares - S&P Global Energy Sector Index Fund 3.87%

This Fund seeks investment results that correspond generally to the S&P Global Energy Sector Index.

iShares - Russell 2000 Index Fund 3.64%

This Fund seeks investment results that correspond with the small-capitalization sector of the U.S. equity market.

Vanguard - Growth ETF 3.56%

This Fund is an exchange-traded share class of Vanguard Growth Index Fund, which is designed to track the performance of the MSCI US Prime Market Growth Index.

13

AdvisorOne Funds Semi-Annual Report
Liahona Fund - Performance Update

Annualized Total Returns as of October 31, 2010

	6 Months*	1 Year	5 Year	10 Year	Since Inception	Inception Date
Class N Shares[1]	3.27%	13.97%	N/A	N/A	0.54%	4/19/06

* Figure is not annualized.
[1] Class N Shares are not subject to an initial sales charge or a CDSC.

Growth of a $10,000 Investment

This chart illustrates a comparison of a hypothetical investment of $10,000 in the Liahona Fund (assuming reinvestment of all dividends and distributions) versus the Fund's benchmark index.

$26,000
$22,000
$18,000
$14,000
$10,000
$6,000
$24,951
$10,245
$9,949
$9,203
4/19/06 4/06 7/06 10/06 1/07 4/07 7/07 10/07 1/08 4/08 7/08 10/08 1/09 4/09 7/09 10/09 1/10 4/10 7/10 10/10
Liahona Fund (Class N)
Russell 1000 Value Index
BarCap Govt/Credit 1-5 Yr TR USD
S&P 500 Index

The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The Fund's total annual operating expenses, including underlying fund expenses, for the Liahona Fund are 1.61%. Performance results reflect a contractual fee waiver by the investment adviser as described in the prospectus of the Fund. For performance information current to the most recent month-end, please call toll-free 1-866-811-0225.

"S&P 500 Index", a registered trademark of McGraw-Hill Co., Inc., is a market capitalization weighted index of 500 widely held common stocks. Investors cannot invest directly in an index or benchmark. The Russell 1000 Value Index measures the performance of the 1,000 largest companies in the Russell 3000 Index with the lower price-to-book ratios and lower forecasted growth values. The BarCap Govt/Credit 1-5 Yr USD 1-5 Year Government Credit Index measures the performance of U.S.Treasury and agency securities, and corporate bonds with 1-5 year maturities. Investors cannot invest directly in an index or benchmark.

The Advisor has elected to change the benchmark comparison for this Fund. Going forward, the S&P 500 Index will be used as the primary broad-based benchmark. The Russell 1000 Value Index will continue to be shown with the S&P 500 Index information for a period of 1 year.

14

AdvisorOne Funds Semi-Annual Report
Enhanced Income Fund - Portfolio Summary

Portfolio Commentary

The Enhanced Income Fund continues to outperform its benchmark. Outperformance was driven by emerging market and international positions in the fund. The international allocation was increased this summer with the addition of Germany, following the strong pullback in European shares. Funds for this position were primarily taken from U.S. small cap securities. A position in banking stocks has been established due to attractive valuations from recent stock weakness.

During the first half of 2010, the environment for covered call writing was not favorable, as strong moves up increased the risk of stocks being called away and sharp moves down created a less attractive call pricing environment. From January 1, 2010, through June 30, 2010, the S&P BuyWrite 500 Index underperformed the S&P 500. However, a strong option environment in August has helped the BuyWrite Index edge slightly ahead of the S&P 500 for the past six months. Despite this difficult environment, the Enhanced Income Fund has generated positive call income over the period.

**Based on total net asset value as of October 31, 2010. Portfolio holdings are subject to change and should not be a recommendation to buy individual securities. Concentrating in a small number of investments increases the Fund's risk because each investment has a greater effect on the Fund's performance.*

You cannot invest directly in an index or benchmark.

Portfolio Composition*

2.74% International Equity
3.20% Other/Cash Equivalents
5.58% Mid Cap Blend
6.00% Emerging Markets
31.89% Large Cap Blend
6.20% Small Cap Blend
16.47% Bond Funds
27.92% Specialty

Top Ten Portfolio Holdings*

SPDR - S&P 500 ETF Trust 31.89%

This unit investment trust consists of a portfolio representing all 500 stocks in the S&P 500 Index.

ProShares - Short S&P 500 23.89%

The Fund seeks daily investment results that correspond to the inverse of the daily performance of the S&P 500 index.

iShares - iBoxx $ High Yield Corporate Bond Fund 15.06%

This Fund seeks investment results that correspond generally to the price and yield performance of the U.S. dollar high yield corporate bond market as defined by the iBoxx $ Liquid High Yield Index.

iShares - Russell 2000 Index Fund 6.20%

This Fund seeks investment results that correspond with the small-capitalization sector of the U.S. equity market.

iShares - MSCI Emerging Markets Index Fund 6.00%

This Fund seeks investment results that correspond with the global emerging markets.

SPDR S&P MidCap - 400 ETF Trust 5.58%

The Fund seeks to generally correspond to the price and yield performance of the S&P MidCap 400 Index.

iShares - MSCI Germany Index Fund 2.74%

This Fund seeks investment results that correspond generally to the price and yield performance of publicly traded securities in the German market.

iShares - Barclays US Treasury Inflation Bond Fund 1.42%

This Fund seeks investment results that correspond generally to the price and yield performance of the Barclays Capital U.S.Treasury Inflation Protected Securities (TIPS) index (Series-L).

SPDR - KBW Bank ETF 1.25%

This Fund seeks investment results to replicate the performance of the KBW Bank Index.

SPDR - S&P Metals & Mining ETF 1.00%

This Fund seeks investment results to replicate the performance of an index derived from the metals and mining segment of a U.S. total market composite index.

15

AdvisorOne Funds Semi-Annual Report
Enhanced Income Fund - Performance Update

Annualized Total Returns as of October 31, 2010

	6 Months*	1 Year	5 Year	10 Year	Since Inception	Inception Date
Class N Shares[1]	2.04%	9.04%	N/A	N/A	7.82%	10/1/09

* Figure is not annualized.
[1] Class N Shares are not subject to an initial sales charge or a CDSC.

Growth of a $10,000 Investment

This chart illustrates a comparison of a hypothetical investment of $10,000 in the Enhanced Income Fund (assuming reinvestment of all dividends and distributions) versus the Fund's benchmark index.

$14,000
$12,000
$10,000
$8,000
$6,000
10/1/09
10/31/09
1/10
4/10
7/10
10/10
$11,738
$10,849
Enhanced Income Fund (Class N)
S&P 500 Index

The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The Fund's total annual operating expenses, including underlying fund expenses, for the Enhanced Income Fund are 2.35%. Performance results reflect a contractual fee waiver by the investment adviser as described in the prospectus of the Fund. For performance information current to the most recent month-end, please call toll-free 1-866-811-0225.

"S&P 500 Index", a registered trademark of McGraw-Hill Co., Inc., is a market capitalization-weighted index of 500 widely held common stocks. Investors cannot invest directly in an index or benchmark.

16

AdvisorOne Funds Semi-Annual Report
Flexible Income Fund - Portfolio Summary

Portfolio Commentary

Flexible Income's portfolio remains positioned to take advantage of the relative yield advantage in investment grade corporate bonds and high yield corporate bonds. The result is a fixed income portfolio that is emphasizing corporate bonds – both investment grade and high yield – relative to the benchmark (Barclays Capital U.S. Aggregate Index). Interest rates have trended down through much of the second half of the year. There is an obvious contradiction between buying treasuries and believing in reflation, but for now the Fed is on the side of treasury purchasers and CLS believes that the economy is continuing to recover. Our perception of continued recovery may require a reduction in investment grade corporate bond exposure and a reduction in duration relative to the benchmark as interest rate hikes become more apparent. Also, as interest rates begin exhibiting a bias towards higher rates on the long end of the yield curve, we will likely continue to hold a larger cash balance to offset this interest rate risk. Duration remains neutral to the benchmark, as rates on the short end of the yield curve remain in a holding pattern, providing an anchor to the long end. However, we do have a bias toward shortening duration as rates rise with a normalization of Fed policy. Over the near term, income generation remains key to performance relative to the benchmark, as the Fed remains in a holding pattern on rates and low capacity utilization and since high unemployment supports the Fed's bias to keep rates low for an extended period of time.

**Based on total net asset value as of October 31, 2010. Portfolio holdings are subject to change and should not be a recommendation to buy individual securities. Concentrating in a small number of investments increases the Fund's risk because each investment has a greater effect on the Fund's performance.*

You cannot invest directly in an index or benchmark.

Portfolio Composition*

2.63% Other / Cash Equivalents
6.15% Corporate Bonds
10.94% Money Market Funds
46.34% Bond Funds
33.94% U.S. Government and Agency Obligations

Top Ten Portfolio Holdings*

SPDR - Barclays Capital High Yield Bond ETF — **8.33%**

This Fund seeks to provide investment results that correspond generally to the price and yield performance of the Barclays Capital High Yield Very Liquid Index.

iShares - iBoxx $ High Yield Corporate Bond Fund — **8.27%**

This Fund seeks investment results that correspond generally to the price and yield performance of the U.S. dollar high yield corporate bond market as defined by the iBoxx $ Liquid High Yield Index.

iShares - iBoxx $ Investment Grade Corporate Bond Fund — **4.45%**

This Fund seeks investment results that correspond generally to the price and yield performance of the corporate bond market as defined by the iBoxx $ Liquid Investment Grade Index.

iShares - Barclays Credit Bond Fund — **4.44%**

This Fund seeks results that correspond with the investment grade credit sector of the United States bond market as defined by the Barclays Capital U.S. Credit Bond Index.

Vanguard - Total Bond Market ETF — **4.01%**

This Fund seeks to track the performance of a broad, market-weighted bond index.

iShares - Barclays Aggregate Bond Fund — **3.45%**

This Fund seeks investment results that correspond generally to the price and yield performance of the total United States investment grade bond market as defined by the Barclays Capital U.S. Aggregate Bond Index.

iShares - Barclays Intermediate Credit Bond Fund — **2.43%**

This Fund seeks results that correspond generally to the price and yield performance of the investment grade credit sector of the United States bond market.

FNCL, 5.00%, due 2/1/40 — **2.28%**

SPDR - DB International Government Inflation-Protected Bond ETF — **1.99%**

This Fund seeks to provide investment results that correspond generally to the price and yield performance of an index that tracks the inflation protected sector of the global bond market outside the United States.

17

AdvisorOne Funds Semi-Annual Report

Flexible Income Fund - Performance Update

Annualized Total Returns as of October 31, 2010

	6 Months*	1 Year	5 Year	10 Year	Since Inception	Inception Date
Class N Shares[1]	5.16%	7.85%	N/A	N/A	6.84%	10/1/09

* Figure is not annualized.
[1] Class N Shares are not subject to an initial sales charge or a CDSC.

Growth of a $10,000 Investment

This chart illustrates a comparison of a hypothetical investment of $10,000 in the Flexible Income Fund (assuming reinvestment of all dividends and distributions) versus the Fund's benchmark index.

$11,000
$10,500
$10,000
$9,500
10/1/09
10/31/09
1/10
4/10
7/10
10/10
$10,814
$10,742
Flexible Income Fund (Class N)
Barclays Aggregate Bond Index

The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The Fund's total annual operating expenses, including underlying fund expenses, for the Flexible Income Fund are 1.64%. Performance results reflect a contractual fee waiver by the investment adviser as described in the prospectus of the Fund. For performance information current to the most recent month-end, please call toll-free 1-866-811-0225.

The Barclays Capital U.S. Aggregate Bond Index provides a measure of the performance of the U.S. investment grade bonds market, which includes investment grade U.S. Government bonds, investment grade corporate bonds, mortgage pass-through securities, and asset-backed securities that are publicly offered for sale in the United States. The securities in the index must have at least 1 year remaining to maturity. In addition, the securities must be denominated in US dollars and must be fixed rate, nonconvertible, and taxable. Investors cannot invest directly in an index.

18

AdvisorOne Funds Semi-Annual Report Select Appreciation Fund - Portfolio Summary

Portfolio Commentary

The fund's overweight toward emerging market equities, especially Latin America and Asia, was the primary driver of fund performance over the period. As investors once again began to embrace the "reflation," Select Appreciation's Commentary has benefited.

Portfolio Composition*

0.65% Commodity Funds
0.74% Bond Funds
1.43% Large Cap Growth
3.08% Specialty
3.13% International Equity
5.15% Large Cap Value
8.95% Small Cap Blend
19.88% Large Cap Blend
0.43% Diversified Companies
0.39% Small Cap Value
0.15% Other / Cash Equivalents
30.29% Emerging Markets
25.73% Mid Cap Blend

Top Ten Portfolio Holdings*

SPDR - S&P 500 ETF Trust **9.84%**

This unit investment trust consists of a portfolio representing all 500 stocks in the S&P 500 Index.

Vanguard - Emerging Markets ETF **9.56%**

This Fund seeks to track the performance of a benchmark index that measures the investment return of stocks issued by companies located in emerging market countries.

SPDR S&P MidCap - 400 ETF Trust **9.02%**

The Fund seeks to generally correspond to the price and yield performance of the S&P MidCap 400 Index.

Vanguard - Small Cap ETF **6.56%**

This Fund seeks to track the performance of a benchmark index that measures the investment return of small-capitalization stocks.

This is an exchange-traded note that provides investors with a cash payment at the scheduled maturity or optional redemption based on a leveraged participation in the S&P 500 TR Index.

iShares - S&P Latin America 40 Index Fund **4.97%**

This Fund consists of selected equities trading on the exchanges of four Latin American countries.

iShares - S&P Midcap 400 Index Fund **4.73%**

This Fund seeks investment results that correspond generally with the performance of the mid-capitalization sector of the U.S. equity market.

iShares - Russell Midcap Index Fund **4.73%**

This Fund seeks investment results that correspond with the Russell Mid-Cap Growth Index, an index of the 800 smallest companies in the Russell 1000 Index.

SPDR - S&P Emerging Asia Pacific ETF **4.69%**

This Fund seeks to replicate the total return performance of S&P/Citigroup BMI Asia Pacific Emerging index.

SPDR - Dow Jones Industrial Average ETF Trust **4.55%**

This Fund seeks to provide investment results that, before expenses, generally correspond to the price and yield performance of the Dow Jones Industrial Average

**Based on total net asset value as of October 31, 2010. Portfolio holdings are subject to change and should not be a recommendation to buy individual securities. Concentrating in a small number of investments increases the Fund's risk because each investment has a greater effect on the Fund's performance.*

You cannot invest directly in an index or benchmark.

19

AdvisorOne Funds Semi-Annual Report Select Appreciation Fund - Performance Update

Annualized Total Returns as of October 31, 2010

	6 Months*	1 Year	5 Year	10 Year	Since Inception	Inception Date
Class N Shares[1]	2.76%	16.84%	N/A	N/A	14.93%	10/1/09

* Figure is not annualized.
[1] Class N Shares are not subject to an initial sales charge or a CDSC.

Growth of a $10,000 Investment

This chart illustrates a comparison of a hypothetical investment of $10,000 in the Select Appreciation Fund (assuming reinvestment of all dividends and distributions) versus the Fund's benchmark index.

$12,000
$10,000
$8,000
10/1/09
10/31/09
1/10
4/10
7/10
10/10
$11,738
$11,626
Select Appreciation Fund (Class N)
S&P 500 Index

The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The Fund's total annual operating expenses, including underlying fund expenses, for the Select Appreciation Fund are 2.21%. Performance results reflect a contractual fee waiver by the investment adviser as described in the prospectus of the Fund. For performance information current to the most recent month-end, please call toll-free 1-866-811-0225.

"S&P 500 Index", a registered trademark of McGraw-Hill Co., Inc., is a market capitalization-weighted index of 500 widely held common stocks. Investors cannot invest directly in an index or benchmark.

20

AdvisorOne Funds Semi-Annual Report
Reservoir Fund - Portfolio Summary

Portfolio Commentary

Reservoir returned 0.3 percent for the 6 months ending October 31, 2010. The Fund is designed to provide higher returns than cash for very modest increases in interest rate risk. Returns were positive based on changes in interest rates, but are expected to remain low based on the level of short-term rates.

**Based on total net asset value as of October 31, 2010. Portfolio holdings are subject to change and should not be a recommendation to buy individual securities. Concentrating in a small number of investments increases the Fund's risk because each investment has a greater effect on the Fund's performance.*

You cannot invest directly in an index or benchmark.

Portfolio Composition*

0.90% Other / Cash Equivalents
40.63% Money Market Funds
58.47% U.S. Government and Agency Obligations

Top Ten Portfolio Holdings*

US Government and Agency Obligations	**58.47%**
Fifth Third Institutional Money Market Fund	**40.63%**

This Fund seeks stability of principal and current income. The fund invests primarily in high-quality commercial paper and other money market securities.

21

AdvisorOne Funds Semi-Annual Report Reservoir Fund - Performance Update

Annualized Total Returns as of October 31, 2010

	6 Months*	1 Year	5 Year	10 Year	Since Inception	Inception Date
Investor Class Shares[1]	0.30%	-0.10%	N/A	N/A	-0.21%	5/29/09
Class N Shares[2]	0.30%	0.00%	N/A	N/A	-0.14%	5/29/09

* Figure is not annualized.
[1] Investor Class Shares are not subject to an initial sales charge or a CDSC.
[2] Class N Shares are not subject to an initial sales charge or a CDSC.

Growth of a $10,000 Investment

This chart illustrates a comparison of a hypothetical investment of $10,000 in the Reservoir Fund (assuming reinvestment of all dividends and distributions) versus the Fund's benchmark index.

$11,000
$10,000
$9,000
5/09
7/09
10/09
1/10
4/10
7/10
10/10
$10,015
$9,970
$9,980
Reservoir Fund (Class N)
Reservoir Fund (Investor Class)
Citigroup 1-Month Treasury Bill

The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The Fund's total annual operating expenses, including underlying fund expenses, for the Reservoir Fund Class N and Investor Class are 8.14% and 3.91%, respectively. Performance results reflect a contractual fee waiver by the investment adviser as described in the prospectus of the Fund. For performance information current to the most recent month-end, please call toll-free 1-866-811-0225.

The Citigroup 1-Month T-Bill Index is a market value-weighted index of public obligations of the U.S. Treasury with maturities of one month. Investors cannot invest directly in an index or benchmark.

22

AdvisorOne Funds Semi-Annual Report Shelter Fund - Portfolio Summary

Portfolio Commentary

The Shelter Fund started the second half of the year with approximately two-thirds of the portfolio in "protection" mode. However, the stock market shook off economic and Euro worries and advanced for most of the second half of the year. This market advance pushed the Shelter Fund signals through all of its trigger points to re-enter the equity market, and the Fund was 100 percent invested into the stock market by early November. The equity allocation in the Fund is consistent with the its need for broad based, highly liquid exchange traded funds ("ETFs"). ETFs with these characteristics are required to support the Shelter's ability to move into and out of "protection". The Fund's allocation is also consistent with CLS's overall asset allocation views. As such, the Shelter Fund is overweight growth relative to value. International equities remain a significant portion of the allocation, with an emphasis on emerging markets. Our neutral stance between domestic large, mid, and small capitalization stocks is reflected in the allocations as well.

**Based on total net asset value as of October 31, 2010. Portfolio holdings are subject to change and should not be a recommendation to buy individual securities. Concentrating in a small number of investments increases the Fund's risk because each investment has a greater effect on the Fund's performance.*

You cannot invest directly in an index or benchmark.

Portfolio Composition*

1.41% Commodity Funds
1.11% Bond Funds
3.62% Other / Cash Equivalents
2.67% Small Cap Growth
2.67% Mid Cap Growth
3.20% Small Cap Blend
3.91% International Equity
4.96% Large Cap Value
7.53% Mid Cap Blend
12.24% Large Cap Growth
12.89% Emerging Markets
14.00% U.S. Government and Agency Obligations
29.80% Large Cap Blend

Top Ten Portfolio Holdings*

SPDR - S&P 500 ETF Trust **14.91%**
This unit investment trust consists of a portfolio representing all 500 stocks in the S&P 500 Index.

iShares - S&P 500 Index Fund **14.89%**
This Fund seeks investment results that correspond with the performance of the large-capitalization sector of the U.S. equity market.

iShares - MSCI Emerging Markets Index Fund **6.44%**
This Fund seeks investment results that correspond with the global emerging markets.

Vanguard - Emerging Markets ETF **6.44%**
This Fund seeks to track the performance of a benchmark index that measures the investment return of stocks issued by companies located in emerging market countries.

iShares - Russell 1000 Growth Index Fund **5.50%**
This Fund seeks investment results that correspond with the large-capitalization growth sector of the U.S. equity market.

Vanguard - Growth ETF **5.50%**
This Fund is an exchange-traded share class of Vanguard Growth Index Fund, which is designed to track the performance of the MSCI US Prime Market Growth Index.

iShares - Russell Midcap Index Fund **3.77%**
This Fund seeks investment results that correspond generally to the Russell Midcap Index.

Vanguard - Mid-Cap ETF **3.76%**
This Fund seeks to track the performance of the MSCI US Mid-Cap 450 Index, an index of stocks of medium-size U.S. companies.

23

AdvisorOne Funds Semi-Annual Report

Shelter Fund - Performance Update

Annualized Total Returns as of October 31, 2010

	6 Months*	1 Year	5 Year	10 Year	Since Inception	Inception Date
Class N Shares[1]	-1.25%	N/A	N/A	N/A	3.10%	12/30/09

* Figure is not annualized.
[1] Class N Shares are not subject to an initial sales charge or a CDSC.

Growth of a $10,000 Investment

This chart illustrates a comparison of a hypothetical investment of $10,000 in the Shelter Fund (assuming reinvestment of all dividends and distributions) versus the Fund's benchmark index.

$12,000
$10,000
$8,000
12/09
1/10
4/10
7/10
10/10
$10,676
$10,536
$10,310
Shelter Fund (Class N)
S&P 500 Index
BarCap Govt/Credit 1-5 Yr TR USD

The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The Fund's total annual operating expenses, including underlying fund expenses, for the Shelter Fund are 4.30%. Performance results reflect a contractual fee waiver by the investment adviser as described in the prospectus of the Fund. For performance information current to the most recent month-end, please call toll-free 1-866-811-0225.

"S&P 500 Index", a registered trademark of McGraw-Hill Co., Inc., is a market capitalization weighted index of 500 widely held common stocks. Investors cannot invest directly in an index or benchmark. The BarCap 1-5 Year Government Credit Index measures the performance of U.S. Treasury and agency securities, and corporate bonds with 1-5 year maturities. Investors cannot invest directly in an index or benchmark.

24

AdvisorOne Funds Semi-Annual Report

Schedule of Investments - Amerigo Fund (Unaudited)
October 31, 2010
	Shares	Value
Common Stock - 0.61%
Diversified Companies - 0.61%
Berkshire Hathaway, Inc. - Class B *	40,000	$ 3,182,400
Total Common Stock (cost $2,501,886)		3,182,400

Bond Funds - 0.74%
iShares iBoxx $ High Yield Corporate Bond Fund	20,000	1,814,800
SPDR Barclays Capital High Yield Bond ETF	50,000	2,044,000
Total Bond Funds (cost $3,580,550)		3,858,800

Equity Funds - 98.30%
Commodity Funds - 1.87%
iShares S&P GSCI Commodity Indexed Trust *	90,000	2,779,200
PowerShares DB Oil Fund*	275,000	6,964,375
		9,743,575
Emerging Markets - 21.70%
iShares FTSE/Xinhua China 25 Index Fund	170,000	7,646,600
iShares MSCI Brazil Index Fund	125,000	9,630,000
iShares MSCI Emerging Markets Index Fund	598,000	27,585,740
iShares MSCI South Korea Index Fund	25,000	1,359,750
iShares S&P Latin America 40 Index Fund	495,000	25,804,350
SPDR S&P BRIC 40 ETF	146,000	3,944,920
SPDR S&P China ETF	105,000	8,392,650
SPDR S&P Emerging Asia Pacific ETF	130,000	11,189,100
Vanguard Emerging Markets ETF	379,000	17,748,570
		113,301,680
International Equity - 5.75%
iShares MSCI Canada Index Fund	298,000	8,615,180
iShares MSCI Germany Index Fund	255,000	6,076,650
iShares MSCI Pacific ex-Japan Index Fund	90,000	4,102,200
iShares S&P Europe 350 Index Fund	80,000	3,169,600
Vanguard European ETF	75,000	3,832,500
Vanguard FTSE All-World ex-US ETF	90,000	4,232,700
		30,028,830
Large Cap Blend - 21.00%
iShares S&P 500 Index Fund	190,000	22,579,600
SPDR S&P 500 ETF Trust	487,000	57,724,110
Vanguard Large-Cap ETF	308,000	16,675,120
Vanguard Total Stock Market ETF	209,000	12,680,030
		109,658,860
Large Cap Growth - 11.01%
iShares Russell 1000 Growth Index Fund	462,000	24,897,180
Powershares QQQ	625,000	32,618,750
		57,515,930

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report

Schedule of Investments - Amerigo Fund (Unaudited)(Continued)
October 31, 2010
	Shares	Value
Large Cap Value - 6.38%
iShares Russell 1000 Value Index Fund	50,000	$ 3,040,500
RevenueShares Large Cap ETF	303,000	6,675,090
SPDR Dow Jones Industrial Average ETF Trust	151,000	16,807,810
Vanguard Dividend Appreciation ETF	57,000	2,853,990
Vanguard Value ETF	79,000	3,951,975
		33,329,365
Mid Cap Blend - 17.33%
iShares Russell Midcap Index Fund	252,000	23,640,120
iShares S&P MidCap 400 Index Fund	82,000	6,786,320
SPDR S&P MidCap 400 ETF Trust	82,000	12,343,460
Vanguard Extended Market ETF	287,000	14,232,330
Vanguard Mid-Cap ETF	485,000	33,474,700
		90,476,930
Mid Cap Growth - 3.00%
iShares Russell Midcap Growth Index Fund	303,000	15,689,340

Small Cap Blend - 5.18%
iShares Russell 2000 Index Fund	150,000	10,546,500
Vanguard Small Cap ETF	250,000	16,507,500
		27,054,000
Specialty - 5.08%
PowerShares DB US Dollar Index Bullish Fund *	150,000	3,354,000
SPDR Energy Select Sector Fund	171,000	10,123,200
SPDR Financial Select Sector Fund	375,000	5,460,000
SPDR S&P Biotech ETF	25,000	1,488,500
SPDR Technology Select Sector Fund	250,000	6,087,500
		26,513,200

Total Equity Funds (cost $448,022,363)		513,311,710

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report

Schedule of Investments - Amerigo Fund (Unaudited)(Continued)
October 31, 2010
	Shares	Value

Money Market Funds - 0.73%
Fifth Third Institutional Money Market Fund	3,821,681	$ 3,821,681
Total Money Market Funds (cost $3,821,681)		3,821,681

Total Investments (cost $457,926,480) - 100.38%		$ 524,174,591
Liabilities In Excess of Other Assets - (0.38)%		(1,973,664)
NET ASSETS - 100.00%		$ 522,200,927

*Non-income producing security

BRIC - Brazil, Russia, India, China
DB - Deutsche Bank
DJ - Dow Jones
EAFE - Europe, Australasia, Far East
ETF - Exchange Traded Fund
ETN - Exchange Traded Note
FTSE - Financial Times Stock Exchange
GSCI - Goldman Sachs Commodity Index
KBW - Keefe, Bruyette & Woods
MSCI - Morgan Stanley Capital International
SPDR - Standard & Poors' Depositary Receipts

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report

Schedule of Investments - Clermont Fund (Unaudited)
October 31, 2010
	Shares	Value
Common Stock - 1.01%
Diversified Companies - 1.01%
Berkshire Hathaway, Inc. - Class B *	30,000	$ 2,386,800
Total Common Stock (cost $2,163,652)		2,386,800

Bond Funds - 44.55%
iShares 10+ Year Credit Bond Fund	3,000	162,690
iShares Barclays 1-3 Year Credit Bond Fund	3,000	315,720
iShares Barclays 3-7 Year Treasury Bond Fund	2,000	237,480
iShares Barclays 7-10 Year Treasury Bond Fund	2,000	197,540
iShares Barclays Aggregate Bond Fund	45,000	4,884,750
iShares Barclays Credit Bond Fund	265,000	28,529,900
iShares Barclays Intermediate Credit Bond Fund	15,000	1,626,300
iShares iBoxx $ High Yield Corporate Bond Fund	180,000	16,333,200
iShares iBoxx $ Investment Grade Corporate Bond Fund	145,000	16,292,200
PIMCO Enhanced Short Maturity Strategy Fund	3,000	303,060
SPDR Barclays Capital Aggregate Bond ETF	3,000	173,040
SPDR Barclays Capital High Yield Bond ETF	275,000	11,242,000
SPDR Barclays Capital Intermediate Term Credit Bond ETF	21,000	709,170
SPDR Barclays Capital Long Term Credit Bond ETF	3,000	113,400
SPDR Barclays Capital Short Term Corporate Bond ETF	3,000	91,530
Vanguard Intermediate Term Bond ETF	6,000	521,160
Vanguard Intermediate-Term Corporate Bond ETF	25,000	2,050,000
Vanguard Long-Term Corporate Bond ETF	3,000	239,610
Vanguard Short-Term Bond ETF	70,000	5,738,600
Vanguard Short-Term Corporate Bond ETF	3,000	235,710
Vanguard Total Bond Market ETF	175,000	14,472,500
Total Bond Funds (cost $96,485,883)		104,469,560

Equity Funds - 45.56%
Commodity Funds - 0.22%
PowerShares DB Oil Fund *	20,000	506,500
		506,500
Emerging Markets - 7.43%
iShares MSCI Emerging Markets Index Fund	55,000	2,537,150
iShares S&P Latin America 40 Index Fund	55,000	2,867,150
SPDR S&P Emerging Asia Pacific ETF	20,000	1,721,400
Vanguard Emerging Markets ETF	220,000	10,302,600
		17,428,300

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report

Schedule of Investments - Clermont Fund (Unaudited)(Continued)
October 31, 2010
	Shares	Value
International Equity - 3.06%
iShares MSCI Canada Index Fund	15,000	$ 433,650
iShares MSCI Germany Index Fund	20,000	476,600
iShares S&P Europe 350 Index Fund	10,000	396,200
Vanguard European ETF	30,000	1,533,000
Vanguard FTSE All-World ex-US ETF	60,000	2,821,800
Vanguard Pacific ETF	15,000	823,800
Vanguard Total World Stock Index Fund	15,000	697,350
		7,182,400
Large Cap Blend - 16.11%
iShares S&P 500 Index Fund	45,000	5,347,800
SPDR S&P 500 ETF Trust	175,000	20,742,750
Vanguard Large-Cap ETF	86,300	4,672,282
Vanguard Total Stock Market ETF	115,400	7,001,318
		37,764,150
Large Cap Growth - 3.38%
iShares Russell 1000 Growth Index Fund	50,000	2,694,500
iShares S&P 500 Growth Index Fund	200	12,470
Powershares QQQ	100,000	5,219,000
		7,925,970
Large Cap Value - 4.37%
iShares S&P 500 Value Index Fund	200	11,134
RevenueShares Large Cap ETF	70,000	1,542,100
SPDR Dow Jones Industrial Average ETF Trust	40,600	4,519,186
Vanguard Dividend Appreciation ETF	41,000	2,052,870
Vanguard Value ETF	42,500	2,126,063
		10,251,353
Mid Cap Blend - 8.00%
iShares Russell Midcap Index Fund	26,000	2,439,060
iShares S&P MidCap 400 Index Fund	15,000	1,241,400
SPDR S&P MidCap 400 ETF Trust	45,000	6,773,850
Vanguard Extended Market ETF	70,000	3,471,300
Vanguard Mid-Cap ETF	70,000	4,831,400
		18,757,010
Small Cap Blend - 2.01%
iShares Russell 2000 Index Fund	20,000	1,406,200
Vanguard Small Cap ETF	50,000	3,301,500
		4,707,700

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report

Schedule of Investments - Clermont Fund (Unaudited)(Continued)
October 31, 2010
	Shares	Value
Specialty - 0.98%
PowerShares DB US Dollar Index Bullish Fund *	50,000	$ 1,118,000
SPDR Energy Select Sector Fund	20,000	1,184,000
		2,302,000

Total Equity Funds (cost $90,852,836)		106,825,383

	Principal ($)	Value
Corporate Bonds - 7.65%
Agilent Technologies, Inc., 6.50%, due 11/1/17	$ 1,475,000	1,702,323
Alcoa, Inc., 5.87%, due 2/23/22	1,762,000	1,799,804
Bunge, Ltd. Financial, 8.50%, due 6/15/19	779,000	950,934
Chevron Phillips Chemical Co., 8.25%, due 6/15/19 **	1,120,000	1,407,123
Enogex, LLC, 6.25%, due 3/15/20 **	2,180,000	2,431,055
Freeport-McMoRan Copper & Gold, Inc., 8.375%, due 4/1/17	1,350,000	1,527,188
Goldman Sachs Group, Inc., 5.95%, due 1/15/27	1,600,000	1,608,107
HSBC Finance Corp., 7.00%, due 5/15/12	1,600,000	1,728,365
Mutual of Omaha Insurance Co., 6.80%, due 6/15/36 **	2,000,000	1,918,072
Sunoco, Inc., 4.875%, due 10/15/14	644,000	680,960
Timken Co., 6.00%, due 9/15/14	700,000	787,210
Westar Energy, Inc., 6.00%, due 7/1/14	1,207,000	1,388,022
Total Corporate Bonds (cost $15,926,108)		17,929,163

U.S. Government and Agency Obligations - 0.77%
United States Treasury Note, 0.75%, due 11/30/11	300,000	301,606
United States Treasury Note, 0.875%, due 5/31/11	300,000	301,207
United States Treasury Note, 0.875%, due 1/31/12	300,000	302,238
United States Treasury Note, 0.875%, due 2/29/12	300,000	302,402
United States Treasury Note, 1.00%, due 9/30/11	300,000	302,086
United States Treasury Note, 1.00%, due 10/31/11	300,000	302,250
Total U.S. Government and Agency Obligations (cost $1,802,959)		1,811,789

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report

Schedule of Investments - Clermont Fund (Unaudited)(Continued)
October 31, 2010
	Shares	Value
Money Market Funds - 0.56%
Fifth Third Institutional Money Market Fund	1,307,331	$ 1,307,331
Total Money Market Funds (cost $1,307,331)		1,307,331

Total Investments (cost $208,538,769) - 100.10%		$ 234,730,026
Liabilities In Excess of Other Assets - (0.10)%		(233,907)
NET ASSETS - 100.00%		$ 234,496,119

* Non-income producing security
** 144A Security

BRIC - Brazil, Russia, India, China
DB - Deutsche Bank
DJ - Dow Jones
EAFE - Europe, Australasia, Far East
ETF - Exchange Traded Fund
ETN - Exchange Traded Note
FTSE - Financial Times Stock Exchange
GSCI - Goldman Sachs Commodity Index
KBW - Keefe, Bruyette & Woods
MSCI - Morgan Stanley Capital International
SPDR - Standard & Poors' Depositary Receipts

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report

Schedule of Investments - Select Allocation Fund (Unaudited)
October 31, 2010
	Shares	Value
Common Stock - 0.75%
Diversified Companies - 0.75%
Berkshire Hathaway, Inc. - Class B *	19,700	$ 1,567,332
Total Common Stocks (cost $1,196,164)		1,567,332

Bond Funds - 15.44%
iShares Barclays Credit Bond Fund	35,000	3,932,600
iShares Barclays Intermediate Credit Bond Fund	110,000	9,981,400
iShares iBoxx $ High Yield Corporate Bond Fund	64,000	6,890,240
iShares iBoxx $ Investment Grade Corporate Bond Fund	5,000	542,100
SPDR Barclays Capital High Yield Bond ETF	5,000	168,850
SPDR Barclays Capital Intermediate Term Credit Bond ETF	236,000	9,647,680
Vanguard Intermediate-Term Corporate Bond ETF	4,000	327,920
Vanguard Short-Term Bond ETF	4,000	330,800
Vanguard Total Bond Market ETF	5,000	410,000
Total Bond Funds (cost $28,888,932)		32,231,590

Equity Funds - 73.17%
Commodity Funds - 1.08%
PowerShares DB Base Metals Fund *	56,900	1,294,475
PowerShares DB Gold Fund *	10,000	480,800
PowerShares DB Precious Metals Fund *	10,000	477,500
		2,252,775
Emerging Markets - 22.30%
iShares FTSE/Xinhua China 25 Index Fund	55,000	2,473,900
iShares MSCI Brazil Index Fund	27,000	2,080,080
iShares MSCI Emerging Markets Index Fund	196,600	9,069,158
iShares S&P Asia 50 Index Fund	27,500	1,201,750
iShares S&P Latin America 40 Index Fund	196,600	10,248,758
SPDR S&P BRIC 40 ETF	103,700	2,801,974
SPDR S&P China ETF	55,000	4,396,150
SPDR S&P Emerging Asia Pacific ETF	37,300	3,210,411
SPDR S&P Emerging Small Cap ETF	11,100	629,592
Vanguard Emerging Markets ETF	222,700	10,429,041
		46,540,814

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report

Schedule of Investments - Select Allocation Fund (Unaudited)(Continued)
October 31, 2010
	Shares	Value
International Equity - 4.86%
iShares MSCI Australia Index Fund	15,000	$ 367,050
iShares MSCI Canada Index Fund	108,000	3,122,280
iShares MSCI Pacific ex-Japan Index Fund	96,300	4,389,354
iShares S&P Europe 350 Index Fund	10,000	396,200
Vanguard European ETF	15,000	766,500
Vanguard Pacific ETF	20,000	1,098,400
		10,139,784
Large Cap Blend - 17.62%
iShares S&P 500 Index Fund	78,100	9,281,404
SPDR S&P 500 ETF Trust	128,300	15,207,399
Vanguard Large-Cap ETF	108,000	5,847,120
Vanguard Total Stock Market ETF	106,100	6,437,087
		36,773,010
Large Cap Growth - 5.45%
iShares Russell 1000 Growth Index Fund	70,900	3,820,801
PowerShares QQQ	73,800	3,851,622
Vanguard Growth ETF	64,100	3,706,262
		11,378,685
Large Cap Value - 3.38%
RevenueShares Large Cap ETF	86,300	1,901,189
SPDR Dow Jones Industrial Average ETF Trust	27,500	3,061,025
Vanguard Value ETF	41,900	2,096,048
		7,058,262
Mid Cap Blend - 8.74%
iShares Russell Midcap Index Fund	22,200	2,082,582
iShares S&P MidCap 400 Index Fund	22,200	1,837,272
SPDR S&P MidCap 400 ETF Trust	32,800	4,937,384
Vanguard Extended Market ETF	79,100	3,922,569
Vanguard Mid-Cap ETF	79,100	5,459,482
		18,239,289
Small Cap Blend - 3.15%
iShares Russell 2000 Index Fund	41,800	2,938,958
Vanguard Small Cap ETF	55,000	3,631,650
		6,570,608

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report

Schedule of Investments - Select Allocation Fund (Unaudited)(Continued)
October 31, 2010
	Shares	Value
Specialty - 6.59%
iShares S&P Global Energy Sector Index Fund	36,200	$ 1,282,204
iShares S&P Global Industrials Sector Index Fund	20,000	1,005,256
iShares S&P Global Materials Sector Index Fund	26,000	1,746,160
Market Vectors-Coal ETF	35,000	1,389,500
SPDR Consumer Staples Select Sector Fund	53,500	1,539,195
SPDR Energy Select Sector Fund	20,700	1,225,440
SPDR Industrial Select Sector Fund	20,000	643,600
SPDR Materials Select Sector Fund	36,100	1,257,363
SPDR S&P Biotech ETF	41,000	2,441,140
SPDR Technology Select Sector Fund	50,000	1,217,500
		13,747,358

Total Equity Funds (cost $134,327,518)		152,700,585

	Principal ($)	Value
Corporate Bonds - 9.75%
Agilent Technologies, Inc. 6.50%, due 11/1/17	$ 1,160,000	1,338,776
Alcoa, Inc., 5.87%, due 2/23/22	1,719,000	1,755,881
Alcoa, Inc., 6.75%, due 7/15/18	743,000	812,149
Bunge, Ltd. Financial 8.50%, due 6/15/19	712,000	869,146
Chevron Phillips Chemical 144A, 8.25%, due 6/15/19 **	1,112,000	1,397,072
Corning, Inc., 7.25%, due 8/15/36	785,000	916,274
Enogex LLC, 6.25%, due 3/15/20 **	1,450,000	1,616,986
Freeport-McMoRan Copper & Gold, Inc., 8.375%, due 4/1/17	2,480,000	2,805,500
Goldman Sachs Group, Inc., 5.95%, due 1/15/27	1,583,000	1,591,021
HSBC Finance Corp., 7.00%, due 5/15/12	1,583,000	1,710,001
Mutual of Omaha Insurance Co., 6.80%, due 6/15/36 **	1,615,000	1,548,843
Nordstrom, Inc. 7.00%, due 1/15/38	1,802,000	2,082,204
Sunoco, Inc. 4.875%, due 10/15/14	623,000	658,755
United States Steel Corp., 7.375%, due 4/1/20	1,200,000	1,252,500
Total Corporate Bonds (cost $17,602,207)		20,355,108

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report

Schedule of Investments - Select Allocation Fund (Unaudited)(Continued)
October 31, 2010
	Principal ($)	Value
U.S. Government and Agency Obligations - 0.29%
United States Treasury Note, 0.75%, due 11/30/2011	$ 200,000	$ 201,070
United States Treasury Note, 0.875%, due 2/29/2012	200,000	201,602
United States Treasury Note, 1.00%, due 10/31/2011	200,000	201,500
Total U.S. Government and Agency Obligations (cost $600,516)		604,172

	Shares	Value
Money Market Funds - 0.60%
Fifth Third Institutional Money Market Fund	1,249,446	1,249,446
Total Money Market Funds (cost $1,249,446)		1,249,446

Total Investments (cost $183,864,783) - 100.00%		$ 208,708,233
Liabilities In Excess of Other Assets - 0.00%		(5,173)
NET ASSETS - 100.00%		$ 208,703,060

*Non-income producing security.
** 144A security.

BRIC - Brazil, Russia, India, China
DB - Deutsche Bank
DJ - Dow Jones
EAFE - Europe, Australasia, Far East
ETF - Exchange Traded Fund
ETN - Exchange Traded Note
FTSE - Financial Times Stock Exchange
GSCI - Goldman Sachs Commodity Index
MSCI - Morgan Stanley Capital International
SPDR - Standard & Poors' Depositary Receipts
KBW - Keefe, Bruyette & Woods

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report

Schedule of Investments - Descartes Fund (Unaudited)
October 31, 2010
	Shares	Value
Common Stock - 2.03%
Diversified Companies - 2.03%
Berkshire Hathaway, Inc. - Class A *	15	$ 1,789,500
Berkshire Hathaway, Inc. - Class B *	19,000	1,511,640
Total Common Stock (cost $3,283,367)		3,301,140

Bond Funds - 6.19%
iShares iBoxx $ High Yield Corporate Bond Fund	23,500	2,132,390
iShares iBoxx $ Investment Grade Corporate Bond Fund	39,500	4,438,220
iShares JPMorgan USD Emerging Markets Bond Fund	9,000	1,017,450
iShares S&P/Citigroup International Treasury Bond Fund	1,000	107,450
PIMCO Enhanced Short Maturity Strategy Fund	3,000	303,060
SPDR Barclays Capital High Yield Bond ETF	51,000	2,084,880
Total Bond Funds (cost $9,233,010)		10,083,450

Equity Funds - 91.80%
Commodity Funds - 1.71%
PowerShares DB Agriculture Fund *	80,000	2,376,800
PowerShares DB Commodity Index Tracking Fund *	16,000	402,880
		2,779,680
Emerging Markets - 7.65%
iShares MSCI All Country Asia ex Japan Index Fund	19,500	1,214,655
iShares MSCI Emerging Markets Index Fund	93,000	4,290,090
iShares MSCI Emerging Markets Infrastructure Index Fund	1,000	33,040
iShares MSCI Taiwan Index Fund	188,000	2,615,080
SPDR S&P Emerging Asia Pacific ETF	19,500	1,678,365
SPDR S&P Emerging Europe ETF	14,000	668,920
Vanguard Emerging Markets ETF	42,000	1,966,860
		12,467,010
International Equity - 6.40%
iShares MSCI Australia Index Fund	33,000	807,510
iShares MSCI Canada Index Fund	27,500	795,025
iShares MSCI EAFE Index Fund	2,000	114,020
iShares MSCI EAFE Small Cap Index Fund	12,000	481,373
iShares MSCI Germany Index Fund	138,000	3,288,540
iShares MSCI Hong Kong Index Fund	141,000	2,642,340
iShares MSCI Japan Index Fund	87,000	870,000
iShares MSCI Singapore Index Fund	74,000	1,010,100
iShares MSCI United Kingdom Index Fund	24,000	409,200
		10,418,108

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report

Schedule of Investments - Descartes Fund (Unaudited)(Continued)
October 31, 2010
	Shares	Value
Large Cap Blend - 8.12%
iShares Morningstar Large Core Index Fund	24,000	$ 1,594,445
iShares S&P 500 Index Fund	33,000	3,921,720
Rydex Russell Top 50 ETF	30,500	2,597,990
SPDR S&P 500 ETF Trust	27,800	3,295,134
Vanguard Mega Cap 300 ETF	45,000	1,823,850
		13,233,139
Large Cap Growth - 14.34%
iShares Morningstar Large Growth Index Fund	24,000	1,498,560
iShares Russell 1000 Growth Index Fund	260,800	14,054,512
iShares Russell 3000 Growth Index Fund	46,000	2,021,240
Vanguard Growth ETF	23,000	1,329,860
Vanguard Mega Cap 300 Growth ETF	99,000	4,453,020
		23,357,192
Large Cap Value - 4.12%
iShares Russell 1000 Value Index Fund	51,000	3,101,310
iShares S&P 500 Value Index Fund	46,000	2,560,820
Vanguard Mega Cap 300 Value ETF	29,000	1,054,440
		6,716,570
Mid Cap Blend - 5.37%
iShares Morningstar Mid Core Index Fund	46,000	3,582,020
iShares Russell Midcap Index Fund	55,000	5,159,550
		8,741,570
Mid Cap Growth - 7.15%
iShares Russell Midcap Growth Index Fund	225,000	11,650,500

Small Cap Blend - 2.74%
iShares Russell 2000 Index Fund	63,500	4,464,685

Small Cap Growth - 8.47%
iShares Morningstar Small Growth Index Fund	12,000	909,240
iShares Russell 2000 Growth Index Fund	114,000	8,901,120
Vanguard Small-Cap Growth ETF	57,000	3,984,870
		13,795,230

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report

Schedule of Investments - Descartes Fund (Unaudited)(Continued)
October 31, 2010
	Shares	Value
Specialty - 25.73%
iShares Dow Jones US Basic Materials Sector Index Fund	51,000	$ 3,500,640
iShares Dow Jones US Financial Sector Index Fund	22,000	1,166,220
iShares Dow Jones US Healthcare Sector Index Fund	29,000	1,864,120
iShares Dow Jones US Insurance Index Fund	38,000	1,135,113
iShares S&P Global Energy Sector Index Fund	246,500	8,731,030
iShares S&P Global Healthcare Sector Index Fund	1,500	77,580
iShares S&P Global Technology Sector Index Fund	138,000	8,086,800
iShares S&P Global Utilities Sector Index Fund	11,000	516,120
iShares S&P North American Technology-Software Index Fund *	68,000	3,733,200
PowerShares DB US Dollar Index Bullish Fund *	108,000	2,414,880
PowerShares Water Resources Portfolio	34,000	590,580
Rydex S&P Equal Weight Technology ETF	5,000	253,750
SPDR Energy Select Sector Fund	54,000	3,196,800
SPDR Technology Select Sector Fund	182,000	4,431,700
SPDR Utilities Select Sector Fund	70,000	2,223,200
		41,921,733

Total Equity Funds (cost $145,537,155)		149,545,417
Money Market Funds - 0.13%
Fifth Third Institutional Money Market Fund	208,035	208,035
Total Money Market Funds (cost $208,035)		208,035

Total Investments (cost $158,261,567) - 100.15%		$ 163,138,042
Liabilities In Excess of Other Assets - (0.15)%		(244,212)
NET ASSETS - 100.00%		$ 162,893,830
*Non-income producing security

BRIC - Brazil, Russia, India, China
DB - Deutsche Bank
DJ - Dow Jones
EAFE - Europe, Australasia, Far East
ETF - Exchange Traded Fund
ETN - Exchange Traded Note
FTSE - Financial Times Stock Exchange
GSCI - Goldman Sachs Commodity Index
KBW - Keefe, Bruyette & Woods
MSCI - Morgan Stanley Capital International
SPDR - Standard & Poors' Depositary Receipts

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report

Schedule of Investments - Liahona Fund (Unaudited)
October 31, 2010
	Shares	Value
Common Stock - 0.21%
Diversified Companies - 0.21%
Berkshire Hathaway, Inc. - Class B *	5,000	$ 397,800
Total Common Stock (cost $446,387)		397,800

Bond Funds - 24.36%
iShares Barclays 1-3 Year Credit Bond Fund	34,000	3,578,160
iShares Barclays 20+ Year Treasury Bond Fund	8,000	803,360
iShares Barclays 7-10 Year Treasury Bond Fund	6,000	592,620
iShares Barclays Aggregate Bond Fund	26,000	2,822,300
iShares Barclays Credit Bond Fund	60,500	6,513,430
iShares Barclays Intermediate Credit Bond Fund	33,000	3,577,860
iShares iBoxx $ High Yield Corporate Bond Fund	84,500	7,667,530
iShares iBoxx $ Investment Grade Corporate Bond Fund	80,300	9,022,508
PIMCO 1-5 Year US TIPS Index Fund	8,000	422,560
PIMCO Enhanced Short Maturity Strategy Fund	17,000	1,717,340
SPDR Barclays Capital High Yield Bond ETF	162,000	6,622,560
SPDR Barclays Capital International Treasury Bond ETF	49,000	3,000,760
Total Bond Funds (cost $44,095,921)		46,340,988

Equity Funds - 71.81%
Commodity Funds - 0.33%
PowerShares DB Agriculture Fund *	21,000	623,910

Emerging Markets - 7.60%
iShares MSCI All Country Asia ex Japan Index Fund	19,000	1,183,510
iShares MSCI Emerging Markets Index Fund	91,000	4,197,830
iShares MSCI Taiwan Index Fund	35,000	486,850
iShares S&P Emerging Markets Infrastructure Index Fund	29,000	958,160
SPDR S&P Emerging Asia Pacific ETF	13,000	1,118,910
SPDR S&P Emerging Europe ETF	25,000	1,194,500
Vanguard Emerging Markets ETF	113,500	5,315,205
		14,454,965
International Equity - 3.40%
iShares MSCI Canada Index Fund	15,000	433,650
iShares MSCI EAFE Small Cap Index Fund	10,000	401,144
iShares MSCI Germany Index Fund	133,000	3,169,390
iShares MSCI Hong Kong Index Fund	63,000	1,180,620
iShares MSCI Japan Index Fund	92,000	920,000
iShares MSCI United Kingdom Index Fund	21,000	358,050
		6,462,854

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report

Schedule of Investments - Liahona Fund (Unaudited)(Continued)
October 31, 2010
	Shares	Value
Large Cap Blend - 12.55%
iShares S&P 500 Index Fund	86,600	$ 10,291,544
Rydex Russell Top 50 ETF	10,000	851,800
SPDR S&P 500 ETF Trust	90,000	10,667,700
Vanguard Mega Cap 300 ETF	51,000	2,067,030
		23,878,074
Large Cap Growth - 17.01%
iShares Morningstar Large Growth Index Fund	51,000	3,184,440
iShares Russell 1000 Growth Index Fund	199,000	10,724,110
iShares Russell 3000 Growth Index Fund	62,000	2,724,280
iShares S&P 500 Growth Index Fund	99,000	6,172,650
Vanguard Growth ETF	117,000	6,764,940
Vanguard Mega Cap 300 Growth ETF	62,000	2,788,760
		32,359,180
Large Cap Value - 1.09%
iShares Russell 1000 Value Index Fund	21,500	1,307,415
Vanguard Mega Cap 300 Value ETF	21,000	763,560
		2,070,975
Mid Cap Blend - 1.23%
iShares Russell Midcap Index Fund	25,000	2,345,250
		2,345,250
Mid Cap Growth - 5.28%
iShares Morningstar Mid Growth Index Fund	26,000	2,276,560
iShares Russell Midcap Growth Index Fund	150,000	7,767,000
		10,043,560
Small Cap Blend - 3.64%
iShares Russell 2000 Index Fund	98,500	6,925,535

Small Cap Growth - 6.70%
iShares Morningstar Small Growth Index Fund	11,000	833,470
iShares Russell 2000 Growth Index Fund	152,500	11,907,200
		12,740,670

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report

Schedule of Investments - Liahona Fund (Unaudited)(Continued)
October 31, 2010
	Shares	Value
Specialty - 12.98%
iShares Dow Jones US Financial Sector Index Fund	17,000	$ 901,170
iShares Dow Jones US Healthcare Sector Index Fund	35,000	2,249,800
iShares Dow Jones US Telecommunications Sector Index Fund	48,000	1,058,400
iShares S&P Global Energy Sector Index Fund	208,000	7,367,360
iShares S&P Global Healthcare Sector Index Fund	3,500	181,020
iShares S&P Global Technology Sector Index Fund	34,000	1,992,400
iShares S&P Global Utilities Sector Index Fund	27,000	1,266,840
iShares S&P North American Technology-Software Index Fund *	14,000	768,600
PowerShares DB US Dollar Index Bullish Fund *	160,000	3,577,600
SPDR Energy Select Sector Fund	42,000	2,486,400
SPDR Utilities Select Sector Fund	53,000	1,683,280
WisdomTree Dreyfus Emerging Currency Fund *	25,000	577,500
Vanguard Information Technology ETF	10,000	591,600
		24,701,970

Total Equity Funds (cost $126,301,614)		136,606,943

Money Market Funds - 3.75%
Fifth Third Institutional Money Market Fund	7,141,706	7,141,706
Total Money Market Funds (cost $7,141,706)		7,141,706

Total Investments (cost $177,985,628) - 100.13%		$ 190,487,437
Liabilities In Excess of Other Assets - (0.13)%		(244,258)
NET ASSETS - 100.00%		$ 190,243,179

*Non-income producing security

BRIC - Brazil, Russia, India, China
DB - Deutsche Bank
DJ - Dow Jones
EAFE - Europe, Australasia, Far East
ETF - Exchange Traded Fund
ETN - Exchange Traded Note
FTSE - Financial Times Stock Exchange
GSCI - Goldman Sachs Commodity Index
KBW - Keefe, Bruyette & Woods
MSCI - Morgan Stanley Capital International
SPDR - Standard & Poors' Depositary Receipts

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report

Schedule of Investments - Enhanced Income Fund (Unaudited)
October 31, 2010
	Shares	Value
Bond Funds - 16.47%
iShares Barclays TIPS Bond Fund	8,500	$ 948,770
iShares iBoxx $ High Yield Corporate Bond Fund	111,000	10,072,140
Total Bond Funds (cost $10,578,190)		11,020,910

Equity Funds - 80.33%
Emerging Markets - 6.00%
iShares MSCI Emerging Markets Index Fund	87,000	4,013,310

International Equity - 2.74%
iShares MSCI Germany Index Fund	77,000	1,834,910

Large Cap Blend - 31.89%
SPDR S&P 500 ETF Trust	180,000	21,335,400

Mid Cap Blend - 5.58%
SPDR S&P MidCap 400 ETF Trust	24,800	3,733,144

Small Cap Blend - 6.20%
iShares Russell 2000 Index Fund	59,000	4,148,290

Specialty - 27.92%
ProShares Short S&P 500 *	340,000	15,980,000
SPDR Energy Select Sector Fund	11,000	651,200
SPDR KBW Bank ETF	37,000	835,830
SPDR S&P Biotech ETF	9,000	535,860
SPDR S&P Metals & Mining ETF	12,000	671,880
		18,674,770

Total Equity Funds (cost $53,396,215)		53,739,824

Money Market Funds - 3.37%
Fifth Third Institutional Money Market Fund	2,255,342	2,255,342
Total Money Market Funds (cost $2,255,342)		2,255,342

Total Investments (cost $66,229,747) - 100.17%		$ 67,016,076
Liabilities In Excess of Other Assets - (0.17)%		(116,632)
NET ASSETS - 100.00%		$ 66,899,444

*Non-income producing security

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report

Schedule of Investments - Enhanced Income Fund (Unaudited)(Continued)
October 31, 2010

BRIC - Brazil, Russia, India, China
DB - Deutsche Bank
DJ - Dow Jones
EAFE - Europe, Australasia, Far East
ETF - Exchange Traded Fund
ETN - Exchange Traded Note
FTSE - Financial Times Stock Exchange
GSCI - Goldman Sachs Commodity Index
KBW - Keefe, Bruyette & Woods
MSCI - Morgan Stanley Capital International
SPDR - Standard & Poors' Depositary Receipts

	Contracts**	Value
Schedule of Call Options Written
iShares Barclays TIPS Bond Fund Call	75	$ 1,500
November 2010, Exercise Price $113
iShares MSCI Emerging Markets Index Fund Call	700	11,200
November 2010, Exercise Price $49
iShares Russell 2000 Index Fund Call	590	4,720
November 2010, Exercise Price $77
ProShares Short S&P 500 Call	3,400	54,400
November 2010, Exercise Price $51
SPDR Energy Select Sector Fund Call	84	672
November 2010, Exercise Price $64
SPDR KBW Bank ETF Call	12	120
November 2010, Exercise Price $24
SPDR S&P MidCap 400 ETF Trust Call	248	7,440
November 2010, Exercise Price $160
SPDR S&P 500 ETF Trust Call	1,800	36,000
November 2010, Exercise Price $125
SPDR S&P Biotech ETF Call	60	1,800
November 2010, Exercise Price $62
SPDR S&P Metals & Mining ETF Call	120	6,000
November 2010, Exercise Price $60
Total Call Options Written (Proceeds $150,679)		$ 123,852

** Each option contract allows the holder of the option to purchase or sell 50 or 100 shares of the underlying security.

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report

Schedule of Investments - Flexible Income Fund (Unaudited)
October 31, 2010
	Shares	Value
Bond Funds - 46.34%
iShares Barclays 1-3 Year Credit Bond Fund	2,625	$ 276,255
iShares Barclays Agency Bond Fund	5,100	568,752
iShares Barclays Aggregate Bond Fund	28,075	3,047,541
iShares Barclays Credit Bond Fund	36,350	3,913,441
iShares Barclays Intermediate Credit Bond Fund	19,800	2,146,716
iShares Barclays MBS Bond Fund	3,625	397,771
iShares iBoxx $ High Yield Corporate Bond Fund	80,380	7,293,681
iShares iBoxx $ Investment Grade Corporate Bond Fund	34,925	3,924,173
iShares JPMorgan USD Emerging Markets Bond Fund	14,650	1,656,183
iShares S&P US Preferred Stock Index Fund	14,100	558,501
PowerShares Financial Preferred Portfolio	15,200	275,120
SPDR Barclays Capital Aggregate Bond ETF	15,550	896,924
SPDR Barclays Capital High Yield Bond ETF	179,700	7,346,136
SPDR Barclays Capital Intermediate Term Credit Bond ETF	7,775	262,562
SPDR Barclays Capital Mortgage Backed Bond ETF	8,375	231,569
SPDR DB International Government Inflation-Protected Bond ETF	29,325	1,754,808
SPDR Nuveen Barclays Capital California Municipal Bond ETF	13,000	300,339
Vanguard Intermediate-Term Corporate Bond ETF	20,300	1,664,600
Vanguard Mortgage-Backed Securities ETF	6,625	342,844
Vanguard Short-Term Corporate Bond ETF	5,625	441,956
Vanguard Total Bond Market ETF	42,735	3,534,184
WisdomTree Emerging Markets Local Debt Fund	1,050	55,724
Total Bond Funds (cost $38,983,572)		40,889,780
	Principal ($)	Value
Corporate Bonds - 6.15%
Corning, Inc., 6.20%, due 3/15/16	$ 345,000	397,671
Enogex, LLC, 6.25%, due 3/15/20 *	100,000	111,516
Freeport-McMoRan Copper & Gold, Inc., 8.375%, due 4/1/17	1,000,000	1,131,250
Goldman Sachs Group, Inc., 5.95%, due 1/15/27	1,000,000	1,005,067
HSBC Finance Corp., 7.00%, due 5/15/12	1,000,000	1,080,228
Mutual of Omaha Insurance Co., 6.80%, due 6/15/36 *	200,000	191,807
Prudential Insurance Co. of America, 8.30%, due 7/1/25 *	1,200,000	1,505,170
Total Corporate Bonds (cost $5,230,416)		5,422,709

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report

Schedule of Investments - Flexible Income Fund (Unaudited)(Continued)
October 31, 2010
	Principal ($)	Value
U.S. Government and Agency Obligations - 33.94%
Fannie Mae Benchmark, 6.00%, due 1/25/32	$ 225,000	$ 230,870
Federal Farm Credit Bank, 5.25%, due 12/28/27	1,000,000	1,166,210
Federal Home Loan Bank, 2.125%, due 11/25/13	500,000	502,905
Federal Home Loan Bank, 2.50%, due 12/23/13	400,000	401,420
Federal Home Loan Bank, 2.90%, due 4/20/17	840,303	876,190
FGLMC, 6.50%, due 3/1/39	340,477	375,056
FGLMC, 6.50%, due 4/1/39	1,538,711	1,694,983
FGLMC, 6.50%, due 9/1/38	300,534	331,056
FNCI, 4.00%, due 6/25/21	567,610	583,594
FNCL, 5.00%, due 10/1/39	91,915	97,689
FNCL, 5.00%, due 2/1/40	1,892,524	2,011,394
FNCL, 5.50%, due 12/1/39	925,023	993,743
FNCL, 5.50%, due 4/1/40	903,229	969,986
FNCL, 6.00%, due 12/1/38	1,003,625	1,089,877
FNCL, 6.50%, due 12/1/37	60,260	66,504
FNCL, 6.50%, due 7/1/37	88,456	97,812
FNCL, 6.50%, due 10/1/39	186,792	206,269
FNMA, 1.80%, due 10/7/15	1,000,000	1,001,440
FNMA, 2.00%, due 8/23/13	1,000,000	1,019,050
Freddie Mac, 3.00%, due 11/5/14	1,000,000	1,000,310
Freddie Mac, 5.40%, due 3/17/21	750,000	863,625
United States Treasury Note, 2.125%, due 11/30/14	1,475,000	1,549,096
United States Treasury Note, 2.375%, due 9/30/14	25,000	26,513
United States Treasury Note, 2.375%, due 10/31/14	625,000	662,646
United States Treasury Note, 2.625%, due 6/30/14	100,000	106,871
United States Treasury Note, 2.75%, due 10/31/13	175,000	186,689
United States Treasury Note, 4.00%, due 2/15/15	1,000,000	1,128,164
United States Treasury Note, 4.125%, due 8/31/12	1,000,000	1,069,688
United States Treasury Note, 4.125%, due 5/15/15	1,000,000	1,137,930
United States Treasury Note, 4.25%, due 11/15/13	175,000	194,811
United States Treasury Note, 4.25%, due 11/15/17	2,500,000	2,887,109
United States Treasury Note, 4.50%, due 5/15/17	1,000,000	1,169,648
United States Treasury Note, 4.75%, due 5/15/14	125,000	142,915
United States Treasury Note, 4.75%, due 8/15/17	1,000,000	1,186,250
United States Treasury Note, 7.875%, due 2/15/21	1,000,000	1,470,586
United States Treasury Note, 10.625%, due 8/15/15	1,000,000	1,445,781
Total U.S. Government and Agency Obligations (cost $28,886,629)		29,944,680

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report

Schedule of Investments - Flexible Income Fund (Unaudited)(Continued)
October 31, 2010
	Shares	Value
Short-Term Investments - 13.20%
Money Market Funds - 10.94%
Fifth Third Institutional Money Market Fund	9,654,303	$ 9,654,303

	Principal ($)	Value
U.S. Government and Agency Obligations - 2.26%
Freddie Mac Discount Notes, due 2/22/11	$ 1,000,000	999,008
United States Treasury Bill, due 2/10/11	1,000,000	999,002
		1,998,010

Total Short-Term Investments (cost $11,652,313)		11,652,313

Total Investments (cost $84,752,930) - 99.63%		$ 87,909,482
Assets In Excess of Other Liabilities - 0.37%		322,127
NET ASSETS - 100.00%		$ 88,231,609

* 144A security.

BRIC - Brazil, Russia, India, China
DB - Deutsche Bank
DJ - Dow Jones
EAFE - Europe, Australasia, Far East
ETF - Exchange Traded Fund
ETN - Exchange Traded Note
FTSE - Financial Times Stock Exchange
GSCI - Goldman Sachs Commodity Index
KBW - Keefe, Bruyette & Woods
MSCI - Morgan Stanley Capital International
SPDR - Standard & Poors' Depositary Receipts

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report

Schedule of Investments - Select Appreciation Fund (Unaudited)
October 31, 2010
	Shares	Value
Common Stock - 0.43%
Diversified Companies - 0.43%
Berkshire Hathaway, Inc. - Class B *	4,000	$ 318,240
Total Common Stock (cost $318,766)		318,240

Bond Funds - 0.74%
iShares iBoxx $ High Yield Corporate Bond Fund	1,000	90,740
SPDR Barclays Capital High Yield Bond ETF	11,000	449,680
Total Bond Funds (cost $496,676)		540,420

Equity Funds - 98.68%
Commodity Funds - 0.65%
PowerShares DB Base Metals Fund *	10,000	227,500
PowerShares DB Oil Fund *	10,000	253,250
		480,750
Emerging Markets - 30.29%
iShares FTSE/Xinhua China 25 Index Fund	18,000	809,640
iShares MSCI Brazil Index Fund	9,000	693,360
iShares MSCI Emerging Markets Index Fund	10,000	461,300
iShares MSCI South Korea Index Fund	15,000	815,850
iShares S&P Asia 50 Index Fund	10,000	437,000
iShares S&P Latin America 40 Index Fund	70,000	3,649,100
SPDR S&P BRIC 40 ETF	35,000	945,700
SPDR S&P China ETF	39,000	3,117,270
SPDR S&P Emerging Asia Pacific ETF	40,000	3,442,800
SPDR S&P Emerging Small Cap ETF	15,000	850,800
Vanguard Emerging Markets ETF	150,000	7,024,500
		22,247,320
International Equity - 3.13%
iShares MSCI Canada Index Fund	19,000	549,290
iShares MSCI Germany Index Fund	16,000	381,280
iShares MSCI Pacific ex-Japan Index Fund	8,000	364,640
iShares S&P Europe 350 Index Fund	7,000	277,340
Vanguard European ETF	5,000	255,500
Vanguard FTSE All-World ex-US ETF	10,000	470,300
		2,298,350
Large Cap Blend - 19.88%
Barclays ETN+Long C Leveraged ETN Linked to S&P 500 *	37,000	4,303,277
iShares S&P 500 Index Fund	12,000	1,426,080
SPDR S&P 500 ETF Trust	61,000	7,230,330
Vanguard Large-Cap ETF	8,000	433,120
Vanguard Total Stock Market ETF	20,000	1,213,400
		14,606,207

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report

Schedule of Investments - Select Appreciation Fund (Unaudited)(Continued)
October 31, 2010
	Shares	Value
Large Cap Growth - 1.43%
iShares Russell 1000 Growth Index Fund	2,000	$ 107,780
PowerShares QQQ	18,000	939,420
		1,047,200
Large Cap Value - 5.15%
RevenueShares Large Cap ETF	20,000	440,600
SPDR Dow Jones Industrial Average ETF Trust	30,000	3,339,300
		3,779,900
Mid Cap Blend - 25.73%
iShares Russell Midcap Index Fund	37,000	3,470,970
iShares S&P MidCap 400 Index Fund	42,000	3,475,920
SPDR S&P MidCap 400 ETF Trust	44,000	6,623,320
Vanguard Extended Market ETF	42,000	2,082,780
Vanguard Mid-Cap ETF	47,000	3,243,940
		18,896,930
Small Cap Value - 0.39%
RevenueShares Small Cap ETF	10,000	290,900

Small Cap Blend - 8.95%
iShares Russell 2000 Index Fund	25,000	1,757,750
Vanguard Small Cap ETF	73,000	4,820,190
		6,577,940
Specialty - 3.08%
SPDR Consumer Discretionary Select Sector Fund	2,600	91,676
SPDR Consumer Staples Select Sector Fund	3,100	89,187
SPDR Energy Select Sector Fund	1,500	88,800
SPDR Financial Select Sector Fund	6,200	90,272
SPDR Health Care Select Sector Fund	2,900	90,277
SPDR Industrial Select Sector Fund	2,800	90,104
SPDR KBW Capital Markets ETF	15,000	527,100
SPDR Materials Select Sector Fund	2,600	90,558
SPDR S&P Biotech ETF	12,000	714,480
SPDR Technology Select Sector Fund	3,700	90,095
SPDR Utilities Select Sector Fund	2,500	79,400
Vanguard REIT ETF	4,000	218,200
		2,260,149
Total Equity Funds (cost $66,157,425)		72,485,646

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report

Schedule of Investments - Select Appreciation Fund (Unaudited)(Continued)
October 31, 2010
	Shares	Value
Money Market Funds - 0.38%
Fifth Third Institutional Money Market Fund	277,386	$ 277,386
Total Money Market Funds (cost $277,386)		277,386

Total Investments (cost $67,250,253) - 100.23%		$ 73,621,692
Liabilities In Excess of Other Assets - (0.23)%		(169,752)
NET ASSETS - 100.00%		$ 73,451,940

*Non-income producing security

BRIC - Brazil, Russia, India, China
DB - Deutsche Bank
EAFE - Europe, Australasia, Far East
ETF - Exchange Traded Fund
ETN - Exchange Traded Note
FTSE - Financial Times Stock Exchange
GSCI - Goldman Sachs Commodity Index
KBW - Keefe, Bruyette & Woods
MSCI - Morgan Stanley Capital International
SPDR - Standard & Poors' Depositary Receipts

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report

Schedule of Investments - Reservoir Fund (Unaudited)
October 31, 2010
	Principal ($)	Value
U.S. Government and Agency Obligations - 29.54%
United States Treasury Note, 1.375%, due 5/15/12	$ 1,000,000	$ 1,016,524
United States Treasury Note, 1.375%, due 5/15/13	1,000,000	1,024,141
Total U.S. Government and Agency Obligations (cost $2,017,649)		2,040,665
	Shares	Value
Short-Term Investments
Money Market Funds - 40.63%
Fifth Third Institutional Money Market Fund	2,806,503	2,806,503
	Principal ($)	Value
U.S. Government and Agency Obligations - 28.93%
United States Treasury Note, due 12/16/10	$ 1,000,000	999,620
United States Treasury Note, due 2/10/11	1,000,000	999,283
		1,998,903

Total Short-Term Investments (cost $4,805,406)		4,805,406

Total Investments (cost $6,823,055) - 99.10%		$ 6,846,071
Assets In Excess of Other Liabilities - 0.90%		62,020
NET ASSETS - 100.00%		$ 6,908,091

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report

Schedule of Investments - Shelter Fund (Unaudited)
October 31, 2010
	Shares	Value
Bond Funds - 1.11%
iShares Barclays 1-3 Year Treasury Bond Fund	4,500	$ 380,205
Total Bond Funds (cost $376,092)		380,205

Equity Funds - 81.27%
Commodity Funds - 1.41%
iPath Dow Jones-UBS Commodity Index Total Return ETN *	5,425	241,250
PowerShares DB Commodity Index Tracking Fund *	9,695	244,120
		485,370
Emerging Markets - 12.88%
iShares MSCI Emerging Markets Index Fund	48,050	2,216,547
Vanguard Emerging Markets ETF	47,275	2,213,888
		4,430,435
International Equity - 3.91%
iShares MSCI EAFE Index Fund	10,535	600,600
iShares MSCI Germany Index Fund	6,075	144,767
Vanguard Total World Stock Index Fund	12,900	599,721
		1,345,088
Large Cap Blend - 29.80%
iShares S&P 500 Index Fund	43,100	5,122,004
SPDR S&P 500 ETF Trust	43,265	5,128,200
		10,250,204
Large Cap Growth - 12.24%
iShares Russell 1000 Growth Index Fund	35,125	1,892,886
Powershares QQQ	8,175	426,653
Vanguard Growth ETF	32,700	1,890,714
		4,210,253
Large Cap Value - 4.96%
iShares Russell 1000 Value Index Fund	14,055	854,685
Vanguard Value ETF	17,025	851,676
		1,706,361
Mid Cap Blend - 7.53%
iShares Russell Midcap Index Fund	13,840	1,298,330
Vanguard Mid-Cap ETF	18,725	1,292,400
		2,590,730

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report

Schedule of Investments - Shelter Fund (Unaudited)(Continued)
October 31, 2010
	Shares	Value
Mid Cap Growth - 2.67%
iShares Russell Midcap Growth Index Fund	8,890	$ 460,324
Vanguard Mid-Cap Growth Index Fund	8,125	459,956
		920,280
Small Cap Blend - 3.20%
iShares Russell 2000 Index Fund	7,865	552,988
Vanguard Small-Cap ETF	8,300	548,049
		1,101,037
Small Cap Growth - 2.67%
iShares Russell 2000 Growth Index Fund	5,895	460,282
Vanguard Small-Cap Growth ETF	6,550	457,911
		918,193
Total Equity Funds (cost $26,638,280)		27,957,951
	Principal ($)	Value
U.S. Government and Agency Obligations - 14.00%
United States Treasury Strip, 0.668%, due 2/15/14	$ 1,000,000	977,970
United States Treasury Strip, 0.851%, due 8/15/14	1,000,000	967,700
United States Treasury Strip, 0.900%, due 11/15/14	1,000,000	963,320
United States Treasury Strip, 1.029%, due 2/15/15	1,000,000	956,720
United States Treasury Strip, 1.089%, due 5/15/15	1,000,000	950,900
Total U.S. Government and Agency Obligations (cost $4,699,892)		4,816,610
	Shares	Value
Money Market Funds - 3.80%
Fifth Third Institutional Money Market Fund	1,307,032	1,307,032
Total Money Market Funds (cost $1,307,032)		1,307,032

Total Investments (cost $33,021,296) - 100.18%		$ 34,461,798
Liabilities In Excess of Other Assets - (0.18)%		(60,195)
NET ASSETS - 100.00%		$ 34,401,603
*Non-income producing security

BRIC - Brazil, Russia, India, China
DB - Deutsche Bank
DJ - Dow Jones
EAFE - Europe, Australasia, Far East
ETF - Exchange Traded Fund
ETN - Exchange Traded Note
FTSE - Financial Times Stock Exchange
GSCI - Goldman Sachs Commodity Index
KBW - Keefe, Bruyette & Woods
MSCI - Morgan Stanley Capital International
SPDR - Standard & Poors' Depositary Receipts

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report

Statements of Assets and Liabilities
October 31, 2010 (Unaudited)
			Select
	Amerigo	Clermont	Allocation	Descartes	Liahona
Assets:	Fund	Fund	Fund	Fund	Fund
Investments, at cost	$ 457,926,480	$ 208,538,769	$ 183,864,783	$ 158,261,567	$ 177,985,628
Investments in securities, at value	$ 524,174,591	$ 234,730,026	$ 208,708,233	$ 163,138,042	$ 190,487,437
Receivable for securities sold	816,313	-	119,881	-	-
Receivable for fund shares sold	154,054	68,015	81,223	26,094	81,570
Interest and dividends receivable	13,986	330,255	338,387	254	1,635
Receivable due from advisor	-	-	-	-	-
Prepaid expenses - paid to affiliates	-	-	-	-	-
Prepaid expenses and other assets	60,979	27,616	26,040	22,985	18,998
Total Assets	525,219,923	235,155,912	209,273,764	163,187,375	190,589,640
Liabilities:
Payable for securities purchased	1,983,702	224,063	163,208	-	-
Payable for fund shares redeemed	532,174	242,520	229,743	148,135	194,192
Accrued advisory fees	401,762	170,408	146,965	114,063	136,175
Fees payable to other affiliates	59,017	12,219	16,645	16,332	9,844
Accrued distribution (12b-1) fees	3,001	-	-	-	-
Call options written, at fair value
(premiums received $0, $0, $0, $0, $0)	-	-	-	-	-
Accrued expenses and other liabilities	39,340	10,583	14,143	15,015	6,250
Total Liabilities	3,018,996	659,793	570,704	293,545	346,461
Net Assets	$ 522,200,927	$ 234,496,119	$ 208,703,060	$ 162,893,830	$ 190,243,179
Net Assets:
Paid in capital	$ 594,264,165	$ 232,443,066	$ 213,774,542	$ 174,054,165	$ 182,095,651
Undistributed net investment income (loss)	2,575,762	5,393,359	4,216,307	700,042	1,512,997
Accumulated net realized gain (loss)
on investments and written options	(140,887,111)	(29,531,563)	(34,131,239)	(16,736,852)	(5,867,278)
Net unrealized appreciation
on investments and written options	66,248,111	26,191,257	24,843,450	4,876,475	12,501,809
Net Assets	$ 522,200,927	$ 234,496,119	$ 208,703,060	$ 162,893,830	$ 190,243,179
Class C Shares:
Net assets	$ 3,753,228	$ -	$ -	$ -	$ -
Net asset value and offering price per share
(Net assets ÷ Total shares of beneficial
interest outstanding)*	$ 12.01	$ -	$ -	$ -	$ -
Total shares outstanding at end of period	312,608	-	-	-	-

Class N Shares:
Net assets	$ 518,447,699	$ 234,496,119	$ 208,703,060	$ 162,893,830	$ 190,243,179
Net asset value and offering price per share
(Net assets ÷ Total shares of beneficial
interest outstanding)	$ 12.62	$ 9.67	$ 9.32	$ 9.80	$ 9.47
Total shares outstanding at end of period	41,089,083	24,243,044	22,382,204	16,624,122	20,092,373

* Redemption price is equal to net asset value less any applicable contingent deferred sales charge.

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report

Statements of Assets and Liabilities (Continued)
October 31, 2010 (Unaudited)
	Enhanced	Flexible	Select
	Income	Income	Appreciation	Reservoir	Shelter
Assets:	Fund	Fund	Fund	Fund	Fund
Investments, at cost	$ 66,229,747	$ 84,752,930	$ 67,250,253	$ 6,823,055	$ 33,021,296
Investments in securities, at value	$ 67,016,076	$ 87,909,482	$ 73,621,692	$ 6,846,071	$ 34,461,798
Receivable for securities sold	52,094	-	130,105	-	-
Receivable for fund shares sold	26,187	105,934	26,741	10,609	80,528
Interest and dividends receivable	35	368,422	2,803	12,603	45
Receivable due from advisor	-	-	-	10,633	-
Prepaid expenses - paid to affiliates	8,729	12,240	-	-	-
Prepaid expenses and other assets	20,748	20,672	20,505	44,432	19,333
Total Assets	67,123,869	88,416,750	73,801,846	6,924,348	34,561,704
Liabilities:
Payable for securities purchased	-	-	197,973	-	92,007
Payable for fund shares redeemed	60,893	145,279	86,446	280	21,269
Accrued advisory fees	34,452	32,621	46,418	-	21,093
Fees payable to other affiliates	-	-	10,310	5,668	3,410
Accrued distribution (12b-1) fees	-	-	-	297	-
Call options written, at fair value					-
(premiums received $150,679, $0, $0, $0, $0)	123,852	-	-	-	-
Accrued expenses and other liabilities	5,228	7,241	8,759	10,012	22,322
Total Liabilities	224,425	185,141	349,906	16,257	160,101
Net Assets	$ 66,899,444	$ 88,231,609	$ 73,451,940	$ 6,908,091	$ 34,401,603
Net Assets:
Paid in capital	$ 64,286,542	$ 84,822,392	$ 67,115,667	$ 6,889,889	$ 33,189,846
Undistributed net investment income (loss)	(2,180)	(4,030)	39,236	(4,814)	(8,708)
Accumulated net realized gain (loss)
on investments and written options	1,801,926	256,695	(74,402)	-	(220,037)
Net unrealized appreciation
on investments and written options	813,156	3,156,552	6,371,439	23,016	1,440,502
Net Assets	$ 66,899,444	$ 88,231,609	$ 73,451,940	$ 6,908,091	$ 34,401,603
Class C/Investor Class Shares:
Net assets	$ -	$ -	$ -	$ 1,891,491	$ -
Net asset value and offering price per share
(Net assets ÷ Total shares of beneficial
interest outstanding)	$ -	$ -	$ -	$ 9.96	$ -
Total shares outstanding at end of period	-	-	-	189,931	-

Class N Shares:
Net assets	$ 66,899,444	$ 88,231,609	$ 73,451,940	$ 5,016,600	$ 34,401,603
Net asset value and offering price per share
(Net assets ÷ Total shares of beneficial
interest outstanding)	$ 10.73	$ 10.48	$ 11.56	$ 9.98	$ 10.31
Total shares outstanding at end of period	6,232,079	8,417,648	6,352,288	502,545	3,335,801

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report

Statements of Operations
For the Six Months Ended October 31, 2010 (Unaudited)
			Select
	Amerigo	Clermont	Allocation	Descartes	Liahona
	Fund	Fund	Fund	Fund	Fund
Investment Income:
Interest income	$ 374	$ 505,551	$ 583,096	$ 74	$ 554
Dividend income	3,496,327	3,253,846	2,088,986	1,305,657	2,145,045
Total investment income	3,496,701	3,759,397	2,672,082	1,305,731	2,145,599
Expenses:
Investment advisory fees	2,500,856	1,077,831	934,785	754,708	860,918
Administration fees	172,581	96,701	85,266	71,229	78,846
Transfer agent fees	81,447	55,365	72,225	54,625	48,734
Accounting fees	46,293	30,597	28,845	26,665	27,393
Professional fees	44,180	17,009	15,979	13,589	14,125
Registration & filing fees	31,616	16,904	14,684	12,328	12,328
Printing and postage expense	19,229	8,842	7,269	5,430	7,409
Chief compliance officer fees	19,002	8,329	7,355	6,172	5,459
Distribution fees (12b-1) - Class C Shares	18,788	-	-	-	-
Insurance expense	16,604	4,274	3,772	4,301	3,517
Custodian fees	14,470	7,223	4,472	3,127	6,173
Trustees' fees	4,444	4,444	4,444	4,444	4,444
Miscellaneous fees and expenses	887	1,543	1,051	1,094	1,011
Total expenses before waivers	2,970,397	1,329,062	1,180,147	957,712	1,070,357
Expenses waived/reimbursed	(76,713)	(88,973)	(104,631)	(89,576)	(79,632)
Net Expenses	2,893,684	1,240,089	1,075,516	868,136	990,725
Net Investment Income (Loss)	603,017	2,519,308	1,596,566	437,595	1,154,874
Net Realized and Unrealized Gain
(Loss) on Investments:
Net realized gain (loss) on:
Investments	(2,219,575)	(552,859)	746,256	(193,030)	(296,857)
Options written	-	-	-	-	-
Total net realized gain (loss)	(2,219,575)	(552,859)	746,256	(193,030)	(296,857)
Net change in unrealized appreciation
(depreciation) on investments	10,355,315	6,798,669	6,548,013	5,112,419	5,820,102
Net change in unrealized appreciation
(depreciation) on written options	-	-	-	-	-
Net Realized and Unrealized Gain
on Investments	8,135,740	6,245,810	7,294,269	4,919,389	5,523,245
Net Increase in Net Assets
Resulting from Operations	$ 8,738,757	$ 8,765,118	$ 8,890,835	$ 5,356,984	$ 6,678,119

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report

Statements of Operations (Continued)
For the Six Months Ended October 31, 2010 (Unaudited)
	Enhanced	Flexible	Select
	Income	Income	Appreciation	Reservoir	Shelter
	Fund	Fund	Fund	Fund	Fund
Investment Income:
Interest income	$ 99	$ 463,509	$ 47	$ 9,585	$ 117,274
Dividend income	684,522	979,291	420,025	-	-
Total investment income	684,621	1,442,800	420,072	9,585	117,274
Expenses:
Investment advisory fees	262,568	251,271	330,906	15,008	108,991
Administration fees	30,453	39,968	34,846	3,084	10,983
Transfer agent fees	42,980	40,817	38,410	2,356	3,477
Accounting fees	19,159	21,901	19,398	19,742	16,089
Professional fees	6,838	7,131	6,545	5,878	4,751
Registration & filing fees	10,400	10,400	10,399	17,315	8,319
Printing and postage expense	2,090	2,308	2,544	178	668
Chief compliance officer fees	1,638	614	804	1,290	157
Distribution fees (12b-1) - Investor Class Shares	-	-	-	1,392	-
Insurance expense	1,008	1,254	1,254	76	333
Custodian fees	3,913	2,794	1,751	916	1,106
Trustees' fees	4,250	4,250	3,497	2,795	3,286
Miscellaneous fees and expenses	1,357	3,972	1,116	1,388	1,255
Total expenses before waivers	386,654	386,680	451,470	71,418	159,415
Expenses waived/reimbursed	(79,969)	(76,958)	(70,634)	(57,019)	(33,433)
Net Expenses	306,685	309,722	380,836	14,399	125,982
Net Investment Income (Loss)	377,936	1,133,078	39,236	(4,814)	(8,708)
Net Realized and Unrealized Gain
(Loss) on Investments:
Net realized gain (loss) on:
Investments	1,190,669	248,977	(189,413)	-	(220,037)
Options written	638,621	-	-	-	-
Total net realized gain (loss)	1,829,290	248,977	(189,413)	-	(220,037)
Net change in unrealized appreciation
(depreciation) on investments	(648,166)	2,561,164	2,513,946	23,016	1,006,368
Net change in unrealized appreciation
(depreciation) on written options	18,541	-	-	-	-
Net Realized and Unrealized Gain
on Investments	1,199,665	2,810,141	2,324,533	23,016	786,331
Net Increase in Net Assets
Resulting from Operations	$ 1,577,601	$ 3,943,219	$ 2,363,769	$ 18,202	$ 777,623

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report

Statements of Changes in Net Assets

	Amerigo Fund		Clermont Fund
	Six Months		Six Months
	Ended		Ended
	October 31,		October 31,
	2010	Year Ended	2010	Year Ended
	(Unaudited)	April 30, 2010	(Unaudited)	April 30, 2010
Increase (Decrease) in Net Assets:

From Operations:
Net investment income (loss)	$ 603,017	$ 2,127,193	$ 2,519,308	$ 4,421,101
Net realized gain (loss) on investments	(2,219,575)	(7,093,329)	(552,859)	(392,958)
Net realized gain (loss) on written options	-	-	-	-
Distributions of realized gains
by other investment companies	-	-	-	4,098
Net change in unrealized appreciation
(depreciation) on investments	10,355,315	210,619,360	6,798,669	34,882,782
Net change in unrealized appreciation
(depreciation) on written options	-	-	-	-
Net increase (decrease) in net assets
resulting from operations	8,738,757	205,653,224	8,765,118	38,915,023
From Distributions to Shareholders:
From Net Investment Income:
Class C	-	(5,576)	-	-
Class N	-	(6,975,267)	-	(4,314,646)
From Net Realized Gains:
Class C	-	-	-	-
Class N	-	-	-	-
Total Dividends and Distributions
to Shareholders	-	(6,980,843)	-	(4,314,646)
From Fund Share Transactions (Note 6)	(46,494,660)	(159,485,195)	10,311,576	54,528,558
Total Increase (Decrease) in Net Assets	(37,755,903)	39,187,186	19,076,694	89,128,935

Net Assets:
Beginning of period	559,956,830	520,769,644	215,419,425	126,290,490
End of period	$ 522,200,927	$ 559,956,830	$ 234,496,119	$ 215,419,425
Undistributed net investment income
at end of period	$ 2,575,762	$ 1,972,745	$ 5,393,359	$ 2,874,051

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report

Statements of Changes in Net Assets (Continued)

	Select Allocation Fund		Descartes Fund
	Six Months		Six Months
	Ended		Ended
	October 31,		October 31,
	2010	Year Ended	2010	Year Ended
	(Unaudited)	April 30, 2010	(Unaudited)	April 30, 2010
Increase (Decrease) in Net Assets:

From Operations:
Net investment income (loss)	$ 1,596,566	$ 2,672,539	$ 437,595	$ 851,296
Net realized gain (loss) on investments	746,256	896,352	(193,030)	(1,610,096)
Net realized gain (loss) on written options	-	-	-	-
Distributions of realized gains
by other investment companies	-	195	-	-
Net change in unrealized appreciation
(depreciation) on investments	6,548,013	42,463,822	5,112,419	40,800,227
Net change in unrealized appreciation
(depreciation) on written options	-	-	-	-
Net increase (decrease) in net assets
resulting from operations	8,890,835	46,032,908	5,356,984	40,041,427
From Distributions to Shareholders:
From Net Investment Income:
Class C	-	-	-	-
Class N	-	(2,981,030)	-	(1,147,055)
From Net Realized Gains:
Class C	-	-	-	-
Class N	-	-	-	-
Total Dividends and Distributions
to Shareholders	-	(2,981,030)	-	(1,147,055)
From Fund Share Transactions (Note 6)	10,589,421	25,806,184	1,025,226	11,610,860
Total Increase (Decrease) in Net Assets	19,480,256	68,858,062	6,382,210	50,505,232

Net Assets:
Beginning of period	189,222,804	120,364,742	156,511,620	106,006,388
End of period	$ 208,703,060	$ 189,222,804	$ 162,893,830	$ 156,511,620
Undistributed net investment income
at end of period	$ 4,216,307	$ 2,619,741	$ 700,042	$ 262,447

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report

Statements of Changes in Net Assets (Continued)

	Liahona Fund		Enhanced Income Fund
	Six Months		Six Months
	Ended		Ended
	October 31,		October 31,
	2010	Year Ended	2010	For Period Ended
	(Unaudited)	April 30, 2010	(Unaudited)	April 30, 2010 (a)
Increase (Decrease) in Net Assets:

From Operations:
Net investment income (loss)	$ 1,154,874	$ 1,051,653	$ 377,936	$ 128,497
Net realized gain (loss) on investments	(296,857)	138,030	1,190,669	59,370
Net realized gain (loss) on written options	-	-	638,621	(85,432)
Distributions of realized gains
by other investment companies	-	1,112	-	-
Net change in unrealized appreciation
(depreciation) on investments	5,820,102	16,355,338	(648,166)	1,434,495
Net change in unrealized appreciation
(depreciation) on written options	-	-	18,541	8,286
Net increase (decrease) in net assets
resulting from operations	6,678,119	17,546,133	1,577,601	1,545,216
From Distributions to Shareholders:
From Net Investment Income:
Class C	-	-	-	-
Class N	-	(999,660)	(380,116)	(128,527)
From Net Realized Gains:
Class C	-	-	-	-
Class N	-	-	-	(1,272)
Total Dividends and Distributions
to Shareholders	-	(999,660)	(380,116)	(129,799)
From Fund Share Transactions (Note 6)	16,282,698	109,642,725	12,577,823	51,708,719
Total Increase (Decrease) in Net Assets	22,960,817	126,189,198	13,775,308	53,124,136

Net Assets:
Beginning of period	167,282,362	41,093,164	53,124,136	-
End of period	$ 190,243,179	$ 167,282,362	$ 66,899,444	$ 53,124,136
Undistributed net investment income
at end of period	$ 1,512,997	$ 358,123	$ (2,180)	$ -
(a) The AdvisorOne Enhanced Income Fund commenced operations October 5, 2009.
Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report

Statements of Changes in Net Assets (Continued)

	Flexible Income Fund		Select Appreciation Fund
	Six Months		Six Months
	Ended		Ended
	October 31,		October 31,
	2010	For Period Ended	2010	For Period Ended
	(Unaudited)	April 30, 2010 (a)	(Unaudited)	April 30, 2010 (a)
Increase (Decrease) in Net Assets:

From Operations:
Net investment income (loss)	$ 1,133,078	$ 375,568	$ 39,236	$ 33,132
Net realized gain (loss) on investments	248,977	7,702	(189,413)	157,204
Net realized gain (loss) on written options	-	-	-	-
Distributions of realized gains
by other investment companies	-	16	-	-
Net change in unrealized appreciation
(depreciation) on investments	2,561,164	595,388	2,513,946	3,857,493
Net change in unrealized appreciation
(depreciation) on written options	-	-	-	-
Net increase (decrease) in net assets
resulting from operations	3,943,219	978,674	2,363,769	4,047,829
From Distributions to Shareholders:
From Net Investment Income:
Class C	-	-	-	-
Class N	(1,137,350)	(375,326)	.	(70,386)
From Net Realized Gains:
Class C	-	-	-	-
Class N	-	-	-	(4,939)
Total Dividends and Distributions
to Shareholders	(1,137,350)	(375,326)	-	(75,325)
From Fund Share Transactions (Note 6)	18,061,321	66,761,071	4,616,424	62,499,243
Total Increase (Decrease) in Net Assets	20,867,190	67,364,419	6,980,193	66,471,747

Net Assets:
Beginning of period	67,364,419	-	66,471,747	-
End of period	$ 88,231,609	$ 67,364,419	$ 73,451,940	$ 66,471,747
Undistributed (Overdisributed) net investment income
at end of period	$ (4,030)	$ 242	$ 39,236	$ -
(a) The AdvisorOne Flexible Income Fund and Select Appreciation Fund commenced operations October 5, 2009.
Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report

Statements of Changes in Net Assets (Continued)

	Reservoir Fund		Shelter Fund
	Six Months		Six Months
	Ended		Ended
	October 31,		October 31,
	2010	For Period Ended	2010	For Period Ended
	(Unaudited)	April 30, 2010 (a)	(Unaudited)	April 30, 2010 (b)
Increase (Decrease) in Net Assets:

From Operations:
Net investment income (loss)	$ (4,814)	$ (7,495)	$ (8,708)	$ (5,328)
Net realized gain (loss) on investments	-	-	(220,037)	1
Net realized gain (loss) on written options	-	-	-	-
Distributions of realized gains
by other investment companies	-	-	-	-
Net change in unrealized appreciation
(depreciation) on investments	23,016	-	1,006,368	434,134
Net change in unrealized appreciation
(depreciation) on written options	-	-	-	-
Net increase (decrease) in net assets
resulting from operations	18,202	(7,495)	777,623	428,807
From Distributions to Shareholders:
From Net Investment Income:
Class C	-	-	-	-
Investor Class	-	-	-	-
From Net Realized Gains:
Class C	-	-	-	-
Investor Class	-	-	-	-
Total Dividends and Distributions
to Shareholders	-	-	-	-
From Fund Share Transactions (Note 6)	2,740,935	4,156,449	21,179,891	12,015,282
Total Increase (Decrease) in Net Assets	2,759,137	4,148,954	21,957,514	12,444,089

Net Assets:
Beginning of period	4,148,954	-	12,444,089	-
End of period	$ 6,908,091	$ 4,148,954	$ 34,401,603	$ 12,444,089
Undistributed (Overdisributed) net investment income
at end of period	$ (4,814)	$ -	$ (8,708)	$ -
(a) The AdvisorOne Reservoir Fund commenced operations May 29, 2009.
(b) The AdvisorOne Shelter Fund commenced operations December 30, 2009.
Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report

Financial Highlights
Amerigo Fund

Selected data based on a share outstanding throughout each period indicated. (a)

	Class C Shares

	Six Months
	Ended
	October 31,
	2010		Fiscal Years Ending April 30,
	(Unaudited)		2010	2009		2008		2007		2006

Net asset value, beginning of period	$ 11.80		$ 8.37	$ 14.31		$ 14.47		$ 14.91		$ 12.65

Income (loss) from investment operations:
Net investment income (loss) (b)	(0.04)		(0.07)	0.01		(0.10)		(0.05)		(0.07)
Net realized and unrealized gain (loss)
on investments	0.25		3.52	(5.60)		0.65		1.49		2.67
Total income (loss) from
investment operations	0.21		3.45	(5.59)		0.55		1.44		2.60

Less distributions from:
net investment income	-		(0.02)	-		-		-		(0.01)
net realized gain	-		-	(0.35)		(0.71)		(1.88)		(0.33)
Total distributions from net investment
income and net realized gains	$ -		$ (0.02)	$ (0.35)		$ (0.71)		$ (1.88)		$ (0.34)

Net asset value, end of period	$ 12.01		$ 11.80	$ 8.37		$ 14.31		$ 14.47		$ 14.91

Total return (c)	1.78%	(f)	41.17%	(38.90)%		3.62%		10.25%		20.73%

Ratios and Supplemental Data:
Net assets, end of period (in 000's)	$ 3,753		$ 4,130	$ 3,292		$ 5,850		$ 7,194		$ 7,893
Ratio of expenses to
average net assets (d)	2.15%	(e)	2.15%	2.15%	(g)	2.15	(g)	2.15%	(g)	2.15%
Ratio of expenses to average net assets
before waivers and reimbursements (d)	2.18%	(e)	2.15%	2.15%	(g)	2.15	(g)	2.15%	(g)	2.16%
Ratio of net investment income (loss) to
average net assets (b)	(0.75)%	(e)	(0.64)%	0.11%		(0.67)%		(0.37)%		(0.51)%
Portfolio turnover rate	21%	(f)	29%	69%		44%		173%		73%

(a) Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.
(b) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(c) Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions, and assume no sales charge. Had the Advisor and Administrator not absorbed a portion of the expenses, total returns would have been lower.
(d) Does not include the expenses of the investment companies in which the Fund invests.
(e) Annualized for periods less than one year.
(f) Not annualized.
(g)	Such percentage reflects recapture of prior period expense reimbursement by Advisor.

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report

Financial Highlights
Amerigo Fund

Selected data based on a share outstanding throughout each period indicated. (a)

	Class N Shares

	Six Months
	Ended
	October 31,
	2010		Fiscal Years Ending April 30,
	(Unaudited)		2010	2009		2008		2007		2006

Net asset value, beginning of period	$ 12.34		$ 8.75	$ 14.97		$ 15.02		$ 15.39		$ 12.97

Income (loss) from investment operations:
Net investment income (loss) (b)	0.01		0.04	0.12		0.06		0.09		0.08
Net realized and unrealized gain (loss)
on investments	0.27		3.68	(5.88)		0.67		1.55		2.73
Total income (loss) from
investment operations	0.28		3.72	(5.76)		0.73		1.64		2.81

Less distributions from:
net investment income	-		(0.13)	(0.11)		(0.06)		(0.13)		(0.06)
net realized gains	-		-	(0.35)		(0.72)		(1.88)		(0.33)
Total distributions from net investment
income and net realized gains	-		(0.13)	(0.46)		(0.78)		(2.01)		(0.39)

Net asset value, end of period	$ 12.62		$ 12.34	$ 8.75		$ 14.97		$ 15.02		$ 15.39

Total return (c)	2.27%	(f)	42.60%	(38.26)%		4.64%		11.29%		21.89%

Ratios and Supplemental Data:
Net assets, end of period (in 000's)	$ 518,448		$ 555,827	$ 517,478		$ 825,756		$ 655,153		$ 586,480
Ratio of expenses to
average net assets (d)	1.15%	(e)	1.15%	1.15%	(g)	1.15%	(g)	1.15%	(g)	1.15%
Ratio of expenses to average net assets
before waivers and reimbursements (d)	1.18%	(e)	1.15%	1.15%	(g)	1.15%	(g)	1.15%	(g)	1.16%
Ratio of net investment income (loss) to
average net assets (b)	0.25%	(e)	0.37%	1.13%		0.39%		0.61%		0.53%
Portfolio turnover rate	21%	(f)	29%	69%		44%		173%		73%

(a) Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.
(b) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(c) Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions, and assume no sales charge. Had the Advisor and Administrator not absorbed a portion of the expenses, total returns would have been lower.
(d) Does not include the expenses of the investment companies in which the Fund invests.
(e) Annualized for periods less than one year.
(f) Not annualized.
(g)	Such percentage reflects recapture of prior period expense reimbursement by Advisor.

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report

Financial Highlights
Clermont Fund

Selected data based on a share outstanding throughout each period indicated. (a)

	Class N Shares

	Six Months
	Ended
	October 31,
	2010		Fiscal Years Ending April 30,
	(Unaudited)		2010	2009	2008	2007	2006

Net asset value, beginning of period	$ 9.31		$ 7.48	$ 10.51	$ 11.39	$ 11.04	$ 10.33

Income (loss) from investment operations:
Net investment income (loss) (b)	0.11		0.22	0.25	0.23	0.23	0.17
Net realized and unrealized gain (loss)
on investments	0.25		1.82	(3.04)	(0.33)	0.66	0.96
Total income (loss) from
investment operations	0.36		2.04	(2.79)	(0.10)	0.89	1.13

Less distributions from:
net investment income	-		(0.21)	(0.13)	(0.23)	(0.23)	(0.15)
net realized gains	-		-	(0.11)	(0.55)	(0.31)	(0.27)
Total distributions from net investment
income and net realized gains	-		(0.21)	(0.24)	(0.78)	(0.54)	(0.42)

Net asset value, end of period	$ 9.67		$ 9.31	$ 7.48	$ 10.51	$ 11.39	$ 11.04

Total return (c)	3.87%	(f)	27.39%	(26.48)%	(1.13)%	8.23%	11.14%

Ratios and Supplemental Data:
Net assets, end of period (in 000's)	$ 234,496		$ 215,419	$ 126,290	$ 168,224	$ 130,047	$ 133,609
Ratio of expenses to
average net assets (d)	1.15%	(e)	1.15%	1.15%	1.15%	1.15%	1.15%
Ratio of expenses to average net assets
before waivers and reimbursements (d)	1.23%	(e)	1.22%	1.27%	1.23%	1.25%	1.26%
Ratio of net investment income (loss) to
average net assets (b)	2.34%	(e)	2.58%	2.98%	2.06%	2.07%	1.56%
Portfolio turnover rate	10%	(f)	27%	67%	66%	118%	55%

(a) Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.
(b) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(c) Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions, and assume no sales charge. Had the Advisor and Administrator not absorbed a portion of the expenses, total returns would have been lower.
(d) Does not include the expenses of the investment companies in which the Fund invests.
(e) Annualized for periods less than one year.
(f) Not annualized.

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report

Financial Highlights
Select Allocation Fund

Selected data based on a share outstanding throughout each period indicated. (a)

	Class N Shares

	Six Months
	Ended
	October 31,
	2010			Fiscal Years Ending April 30,			Period Ended
	(Unaudited)		2010	2009	2008	2007	April 30, 2006*

Net asset value, beginning of period	$ 8.92		$ 6.58	$ 11.32	$ 11.14	$ 10.11	$ 10.00

Income (loss) from investment operations:
Net investment income (loss) (b)	0.07		0.15	0.18	0.14	0.12	0.01
Net realized and unrealized gain (loss)
on investments	0.33		2.36	(4.63)	0.65	1.04	0.10
Total income (loss) from
investment operations	0.40		2.51	(4.45)	0.79	1.16	0.11

Less distributions from:
net investment income	-		(0.17)	(0.09)	(0.13)	(0.10)	-
net realized gains	-		-	(0.20)	(0.48)	(0.03)	-
Total distributions from net investment
income and net realized gains	-		(0.17)	(0.29)	(0.61)	(0.13)	-

Net asset value, end of period	$ 9.32		$ 8.92	$ 6.58	$ 11.32	$ 11.14	$ 10.11

Total return (c)	4.48%	(f)	38.27%	(39.25)%	6.93%	11.56%	1.10%	(f)

Ratios and Supplemental Data:
Net assets, end of period (in 000's)	$ 208,703		$ 189,223	$ 120,365	$ 164,936	$ 123,339	$ 33,338
Ratio of expenses to
average net assets (d)	1.15%	(e)	1.15%	1.15%	1.15%	1.15%	1.15%	(e)
Ratio of expenses to average net assets
before waivers and reimbursements (d)	1.26%	(e)	1.28%	1.30%	1.23%	1.31%	2.12%	(e)
Ratio of net investment income (loss) to
average net assets (b)	1.71%	(e)	1.80%	2.31%	1.18%	1.12%	0.55%	(e)
Portfolio turnover rate	10%	(f)	40%	75%	83%	102%	86%	(f)

*	Fund commenced operations on January 27, 2006.
(a) Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.
(b) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(c) Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions, and assume no sales charge. Had the Advisor and Administrator not absorbed a portion of the expenses, total returns would have been lower.
(d) Does not include the expenses of the investment companies in which the Fund invests.
(e) Annualized for periods less than one year.
(f) Not annualized.

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report

Financial Highlights
Descartes Fund

Selected data based on a share outstanding throughout each period indicated. (a)

	Class N Shares

	Six Months
	Ended
	October 31,
	2010			Fiscal Years Ending April 30,				Period Ended
	(Unaudited)		2010	2009	2008	2007		April 30, 2006*

Net asset value, beginning of period	$ 9.48		$ 6.87	$ 10.84	$ 11.32	$ 9.99		$ 10.00

Income (loss) from investment operations:
Net investment income (loss) (b)	0.03		0.06	0.09	0.04	0.10		-
Net realized and unrealized gain (loss) on
on investments	0.29		2.63	(3.99)	(0.10)	1.31		(0.01)
Total income (loss) from
investment operations	0.32		2.69	(3.90)	(0.06)	1.41		(0.01)

Less distributions from:
net investment income	-		(0.08)	(0.06)	(0.06)	(0.08)		-
net realized gains	-		-	(0.01)	(0.36)	-		-
Total distributions from net investment
income and net realized gains	-		(0.08)	(0.07)	(0.42)	(0.08)	#	-

Net asset value, end of period	$ 9.80		$ 9.48	$ 6.87	$ 10.84	$ 11.32		$ 9.99

Total return (c)	3.38%	(f)	39.21%	(35.92)%	(0.75)%	14.16%		(0.10)%	(f)

Ratios and Supplemental Data:
Net assets, end of period (in 000's)	$ 162,894		$ 156,512	$ 106,006	$ 161,765	$ 136,870		$ 4,591
Ratio of expenses to
average net assets (d)	1.15%	(e)	1.15%	1.15%	1.15%	1.15%		1.15%	(e)
Ratio of expenses to average net assets
before waivers and reimbursements (d)	1.27%	(e)	1.27%	1.26%	1.22%	1.32%		23.48%	(e)
Ratio of net investment income (loss) to
average net assets (b)	0.58%	(e)	0.68%	1.14%	0.39%	0.92%		0.43%	(e)
Portfolio turnover rate	10%	(f)	27%	38%	38%	16%		0%	(f)

* Fund commenced operations on April 19, 2006.
(a) Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.
(b) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(c) Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions, and assume no sales charge. Had the Advisor and Administrator not absorbed a portion of the expenses, total returns would have been lower.
(d) Does not include the expenses of the investment companies in which the Fund invests.
(e) Annualized for periods less than one year.
(f) Not annualized.

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report

Financial Highlights
Liahona Fund

Selected data based on a share outstanding throughout each period indicated. (a)

	Class N Shares

	Six Months
	Ended
	October 31,
	2010			Fiscal Years Ending April 30,			Period Ended
	(Unaudited)		2010	2009	2008	2007	April 30, 2006*

Net asset value, beginning of period	$ 9.17		$ 7.18	$ 10.40	$ 10.94	$ 9.99	$ 10.00

Income (loss) from investment operations:
Net investment income (loss) (b)	0.06		0.12	0.19	0.12	0.16	-
Net realized and unrealized gain (loss)
on investments	0.24		2.00	(3.24)	(0.33)	0.91	(0.01)
Total income (loss) from
investment operations	0.30		2.12	(3.05)	(0.21)	1.07	(0.01)

Less distributions from:
net investment income	-		(0.13)	(0.13)	(0.12)	(0.12)	-
net realized gains	-		-	(0.04)	(0.21)	-	-
Total distributions from net investment
income and net realized gains	-		(0.13)	(0.17)	(0.33)	(0.12)	-

Net asset value, end of period	$ 9.47		$ 9.17	$ 7.18	$ 10.40	$ 10.94	$ 9.99

Total return (c)	3.27%	(f)	29.57%	(29.31)%	(2.06)%	10.71%	(0.10)%	(f)

Ratios and Supplemental Data:
Net assets, end of period (in 000's)	$ 190,243		$ 167,282	$ 41,093	$ 47,740	$ 34,502	$ 1,826
Ratio of expenses to
average net assets (d)	1.15%	(e)	1.15%	1.15%	1.15%	1.15%	1.15%	(e)
Ratio of expenses to average net assets
before waivers and reimbursements (d)	1.24%	(e)	1.29%	1.43%	1.39%	1.73%	74.02%	(e)
Ratio of net investment income (loss) to
average net assets (b)	1.34%	(e)	1.40%	2.30%	1.14%	1.58%	0.24%	(e)
Portfolio turnover rate	7%	(f)	7%	46%	49%	81%	7%	(f)

* Fund commenced operations on April 19, 2006.
(a) Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.
(b) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(c) Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions, and assume no sales charge. Had the Advisor and Administrator not absorbed a portion of the expenses, total returns would have been lower.
(d) Does not include the expenses of the investment companies in which the Fund invests.
(e) Annualized for periods less than one year.
(f) Not annualized.

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report

Financial Highlights
Enhanced Income Fund, Flexible Income Fund and Select Appreciation Fund

Selected data based on a share outstanding throughout each period indicated. (a)

	Class N Shares

	Enhanced Income Fund			Flexible Income Fund		Select Appreciation Fund
	Six Months			Six Months		Six Months
	Ended	Period Ended		Ended	Period Ended	Ended	Period Ended
	Oct. 31, 2010	April 30,		Oct. 31, 2010	April 30,	Oct. 31, 2010	April 30,
	(Unaudited)	2010 *		(Unaudited)	2010 *	(Unaudited)	2010 *
Net asset value, beginning of period	$ 10.58	$ 10.00		$ 10.11	$ 10.00	$ 11.25	$ 10.00

Income (loss) from investment operations:
Net investment income (loss) (b)	0.07	0.06		0.15	0.15	0.01	0.01
Net realized and unrealized gain (loss)
on investments	0.15	0.57		0.37	0.06	0.30	1.30
Total income (loss) from
investment operations	0.22	0.63		0.52	0.21	0.31	1.31

Less distributions from:
net investment income	(0.07)	(0.05)		(0.15)	(0.10)	-	(0.06)
net realized gains	-	(0.00)	(g)	-	-	-	(0.00)	(g)
Total distributions from net investment
income and net realized gains	(0.07)	(0.05)		(0.15)	(0.10)	-	(0.06)

Net asset value, end of period	$ 10.73	$ 10.58		$ 10.48	$ 10.11	$ 11.56	$ 11.25

Total return (c)(f)	2.04%	6.32%		5.16%	2.15%	2.76%	13.14%

Ratios and Supplemental Data:
Net assets, end of period (in 000's)	$ 66,899	$ 53,124		$ 88,232	$ 67,364	$ 73,452	$ 66,472
Ratio of expenses to
average net assets (d)(e)	1.05%	1.05%		0.80%	0.80%	1.15%	1.15%
Ratio of expenses to average net assets
before waivers and reimbursements (d)(e)	1.32%	1.90%		1.00%	1.48%	1.36%	1.90%
Ratio of net investment income (loss) to
average net assets (b)(e)	1.29%	1.07%		2.93%	2.64%	0.12%	0.23%
Portfolio turnover rate (f)	8%	3%		8%	3%	20%	20%

*	The Enhanced Income Fund, Flexible Income Fund and Select Appreciation Fund commenced operations on October 5, 2009.
(a) Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.
(b) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(c) Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions, and assume no sales charge. Had the Advisor and Administrator not absorbed a portion of the expenses, total returns would have been lower.
(d) Does not include the expenses of the investment companies in which the Fund invests.
(e) Annualized for periods less than one year.
(f) Not annualized.
(g) Amount represents less than $0.01 per share.

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report

Financial Highlights
Reservoir Fund

Selected data based on a share outstanding throughout each period indicated. (a)

	Investor			Class N
	Class Shares			Shares

	Six Months			Six Months
	Ended			Ended
	October 31,			October 31,
	2010		Period Ended	2010		Period Ended
	(Unaudited)		April 30, 2010*	(Unaudited)		April 30, 2010*

Net asset value, beginning of period	$ 9.93		$ 10.00	$ 9.95		$ 10.00

Income (loss) from investment operations:
Net investment income (loss) (b)	(0.01)		(0.06)	(0.01)		(0.05)
Net realized and unrealized gain (loss)
on investments	0.04		(0.01)	0.04		-
Total income (loss) from
investment operations	0.03		(0.07)	0.03		(0.05)

Net asset value, end of period	$ 9.96		$ 9.93	$ 9.98		$ 9.95

Total return (c)(f)	0.30%		(0.70)%	0.30%		(0.50)%

Ratios and Supplemental Data:
Net assets, end of period (in 000's)	$ 1,891		$ 383	$ 5,017		$ 3,766
Ratio of expenses to
average net assets (d)(e)	0.51%	(g)	0.80%	0.47%	(g)	0.60%
Ratio of expenses to average net assets
before waivers and reimbursements (d)(e)	2.45%		3.58%	2.35%		7.81%
Ratio of net investment income (loss) to
average net assets (b)(e)	(0.17)%		(0.66)%	(0.16)%		(0.50)%
Portfolio turnover rate (f)	0%		0%	0%		0%

*	Fund commenced operations on May 29, 2009.
(a) Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.
(b) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(c) Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions, and assume no sales charge. Had the Advisor and Administrator not absorbed a portion of the expenses, total returns would have been lower.
(d) Does not include the expenses of the investment companies in which the Fund invests.
(e) Annualized for periods less than one year.
(f) Not annualized.
(g) The adviser has agreed to waive additional fees in order to maintain a positive return.

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report

Financial Highlights
Shelter Fund

Selected data based on a share outstanding throughout each period indicated. (a)

	Class N Shares

	Six Months
	Ended
	October 31,
	2010	Period Ended
	(Unaudited)	April 30, 2010*

Net asset value, beginning of period	$ 10.44	$ 10.00

Income (loss) from investment operations:
Net investment income (loss) (b)	-	(0.01)
Net realized and unrealized gain (loss)
on investments	(0.13)	0.45
Total income from
investment operations	(0.13)	0.44

Net asset value, end of period	$ 10.31	$ 10.44

Total return (c)(f)	(1.25)%	4.40%

Ratios and Supplemental Data:
Net assets, end of period (in 000's)	$ 34,402	$ 12,444
Ratio of expenses to
average net assets (d)(e)	1.15%	1.15%
Ratio of expenses to average net assets
before waivers and reimbursements (d)(e)	1.46%	4.05%
Ratio of net investment income (loss) to
average net assets (b)(e)	(0.08)%	(0.26)%
Portfolio turnover rate (f)	82%	0%

* Fund commenced operations on December 30, 2009.
(a) Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.
(b) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(c) Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions, and assume no sales charge. Had the Advisor and Administrator not absorbed a portion of the expenses, total returns would have been lower.
(d) Does not include the expenses of the investment companies in which the Fund invests.
(e) Annualized for periods less than one year.
(f) Not annualized.

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report

Notes to Financial Statements

October 31, 2010 (Unaudited)

1.

Organization

AdvisorOne Funds (the “Trust” or the “Funds”) was organized as a Delaware Business Trust in December 1996 and is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment company. Amerigo Fund, Clermont Fund, Select Allocation Fund, Descartes Fund, Liahona Fund, Enhanced Income Fund, Flexible Income Fund, Select Appreciation Fund, Reservoir Fund,  and Shelter Fund (collectively the “Funds” and each individually a “Fund”) are each a series of the Trust.  The Funds operate as diversified investment companies.

  Fund

Primary Objective

Amerigo Fund	Long-term growth of capital without regard to current income
Clermont Fund	Combination of current income and growth of capital
Select Allocation Fund	Total return, consisting of capital growth and income
Descartes Fund	Long-term growth of capital without regard to current income
Liahona Fund	Growth of capital and current income
Enhanced Income Fund	Total return, consisting of capital growth and income
Flexible Income Fund	Total return, consisting of capital growth and income, consistent with preservation of capital
Select Appreciation Fund Reservoir Fund Shelter Fund	Long-term growth Current income Limiting the impact of large equity market declines

The Funds offer the following classes of shares:

  Class

Funds Offering Class

Class C	Amerigo Fund
Class N	Amerigo Fund, Clermont Fund, Select Allocation Fund, Descartes Fund, Liahona Fund, Enhanced Income Fund, Flexible Income Fund, Select Appreciation Fund, Reservoir Fund, and Shelter Fund
Investor Class	Reservoir Fund

Class C Shares are offered subject to a 1.00% contingent deferred sales charge applied to redemptions occurring within eighteen months of purchase. Class N and Investor Class Shares are offered at net asset value.

2.

Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation.   Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services.

AdvisorOne Funds Semi-Annual Report

Notes to Financial Statements (Continued)

October 31, 2010 (Unaudited)

In unusual circumstances, instead of valuing securities in the usual manner, securities may be valued at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).   The Board of Trustees (the “Board”) will review the fair value method in use for securities requiring a fair market value determination at least quarterly.  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.  Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.  Investments in open-end investment companies are valued at net asset value.

The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of October 31, 2010 for the Funds’ assets and liabilities measured at fair value:

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Notes to Financial Statements (Continued)

October 31, 2010 (Unaudited)

Amerigo

Assets	Level 1	Level 2	Level 3	Total
Common Stock	$ 3,182,400	$ -	$ -	$ 3,182,400
Bond Funds	3,858,800	-	-	3,858,800
Equity Funds	513,311,710	-	-	513,311,710
Money Market Funds	3,821,681	-	-	3,821,681
Total	$ 524,174,591	$ -	$ -	$ 524,174,591

Clermont

Assets	Level 1	Level 2	Level 3	Total
Common Stock	$ 2,386,800	$ -	$ -	$ 2,386,800
Bond Funds	104,469,560	-	-	104,469,560
Equity Funds	106,825,383	-	-	106,825,383
Corporate Bonds	-	17,929,163	-	17,929,163
U.S. Government & Agency Obligations	-	1,811,789	-	1,811,789
Money Market Funds	1,307,331	-	-	1,307,331
Total	$ 214,989,074	$ 19,740,952	$ -	$ 234,730,026

Select Allocation

Assets	Level 1	Level 2	Level 3	Total
Common Stock	$ 1,567,332	$ -	$ -	$ 1,567,332
Bond Funds	32,231,590	-	-	32,231,590
Equity Funds	152,700,585	-	-	152,700,585
Corporate Bonds	-	20,355,108	-	20,355,108
U.S. Government & Agency Obligations	-	604,172	-	604,172
Money Market Funds	1,249,446	-	-	1,249,446
Total	$ 187,748,953	$ 20,959,280	$ -	$ 208,708,233

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Notes to Financial Statements (Continued)

October 31, 2010 (Unaudited)

Descartes

Assets	Level 1	Level 2	Level 3	Total
Common Stock	$ 3,301,140	$ -	$ -	$ 3,301,140
Bond Funds	10,083,450	-	-	10,083,450
Equity Funds	149,545,417	-	-	149,545,417
Money Market Funds	208,035	-	-	208,035
Total	$ 163,138,042	$ -	$ -	$ 163,138,042

Liahona

Assets	Level 1	Level 2	Level 3	Total
Common Stock	$ 397,800	$ -	$ -	$ 397,800
Bond Funds	46,340,988	-	-	46,340,988
Equity Funds	136,606,943	-	-	136,606,943
Money Market Funds	7,141,706	-	-	7,141,706
Total	$ 190,487,437	$ -	$ -	$ 190,487,437

Enhanced Income

Assets	Level 1	Level 2	Level 3	Total
Bond Funds	$ 11,020,910	$ -	$ -	$ 11,020,910
Equity Funds	53,739,824	-	-	53,739,824
Money Market Funds	2,255,342	-	-	2,255,342
Total	$ 67,016,076	$ -	$ -	$ 67,016,076
Liabilites	Level 1	Level 2	Level 3	Total
Written Options	$ 123,852	$ -	$ -	$ 123,852
Total	$ 123,852	$ -	$ -	$ 123,852

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Notes to Financial Statements (Continued)

October 31, 2010 (Unaudited)

Flexible Income

Assets	Level 1	Level 2	Level 3	Total
Bond Funds	$ 40,889,780	$ -	$ -	$ 40,889,780
Corporate Bonds	-	5,422,709	-	5,422,709
U.S. Government & Agency Obligations	-	29,944,680	-	29,944,680
Money Market Funds	9,654,303	-	-	9,654,303
Short Term U.S. Government & Agency	-	1,998,010	-	1,998,010
Total	$ 50,544,083	$ 37,365,399	$ -	$ 87,909,482

Select Appreciation

Assets	Level 1	Level 2	Level 3	Total
Common Stock	$ 318,240	$ -	$ -	$ 318,240
Bond Funds	540,420	-	-	540,420
Equity Funds	72,485,646	-	-	72,485,646
Money Market Funds	277,386	-	-	277,386
Total	$ 73,621,692	$ -	$ -	$ 73,621,692

Reservoir

Assets	Level 1	Level 2	Level 3	Total
U.S. Government & Agency Obligations	$ -	$ 2,040,665	$ -	$ 2,040,665
Money Market Funds	2,806,503	-	-	2,806,503
Short Term U.S. Government & Agency	-	1,998,903	-	1,998,903
Total	$ 2,806,503	$ 4,039,568	$ -	$ 6,846,071

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Notes to Financial Statements (Continued)

October 31, 2010 (Unaudited)

Shelter

Assets	Level 1	Level 2	Level 3	Total
Bond Funds	$ 380,205	$ -	$ -	$ 380,205
Equity Funds	27,957,951	-	-	27,957,951
U.S. Government & Agency Obligations	-	4,816,610	-	4,816,610
Money Market Funds	1,307,032	-	-	1,307,032
Total	$ 29,645,188	$ 4,816,610	$ -	$ 34,461,798

Foreign Currency Translations

The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, and income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade.

Net realized gains and losses on foreign currency transactions represent net gains and losses from currency realized between the trade and settlement dates on securities transactions and the difference between income accrued versus income received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Options Transactions

The Funds are subject to equity price risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against this risk.

The Funds may write call options only if it (i) owns an offsetting position in the underlying security or (ii) has an absolute or immediate right to acquire that security without additional cash consideration or exchange of other securities held in its portfolio.

When a Fund writes a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability.  The amount of the liability is subsequently marked-to-market to reflect the current market value of the option.  If an option expires on its stipulated expiration date or if a Fund enters into a closing purchase transaction, a gain or loss is realized.  If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received.  As writer of an option, a Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

The Funds may purchase put and call options.  Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio.  If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit.  The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently,

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Notes to Financial Statements (Continued)

October 31, 2010 (Unaudited)

the option may expire worthless to the fund.  In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the fund, the benefits realized by the fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs.  Written and purchased options are non-income producing securities.   With purchased options, there is minimal counterparty credit risk to the Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.   For the six months ended October 31, 2010, the Enhanced Income Fund’s unrealized appreciation and realized gain on option contracts subject to equity price risk amounted to $18,541 and $638,621, respectively.  Such figures can be found on the Statements of Assets and Liabilities and the Statements of Operations in this shareholder report.

The number of option contracts written and the premiums received by Enhanced Income Fund during the period ended October 31, 2010, were as follows:

	Number of Contracts	Premiums Received
Options outstanding, beginning of period	3,991	$ 50,641
Options written	39,304	948,677
Options exercised	(2,095)	(45,860)
Options expired	(21,540)	(578,896)
Options closed	(12,571)	(223,883)
Options outstanding, end of period	7,089	$ 150,679

Income Taxes

It is each Fund's policy to comply with all sections of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and gains to its shareholders and therefore, no provision for federal income tax has been made. Each Fund is treated as a separate taxpayer for federal income tax purposes.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.   Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2007-2009), or expected to be taken in the Funds’ 2010 tax returns. The Funds identified their major tax jurisdictions as U.S. Federal, Nebraska and foreign jurisdictions where the Funds make significant investments; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Investment Income

Corporate actions (including cash dividends) are recorded on the ex-dividend date.  Interest income is recorded on the accrual basis.

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Notes to Financial Statements (Continued)

October 31, 2010 (Unaudited)

Expenses

Expenses of the Trust that are directly identifiable to a specific Fund, are charged to that Fund.  Expenses, which are not readily identifiable to a specific Fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the Funds.  Each Fund’s income, expenses (other than the class specific distribution fees) and realized and unrealized gains and losses are allocated proportionally each day between the classes based upon the relative net assets of each class.

Distributions to Shareholders

Income will normally be declared and distributed annually for each of the Funds.  The Funds declare and pay net realized capital gains, if any, annually.  The character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America.  These differences are primarily due to the treatment of wash sale losses, grantor trust and partnership income.

Indemnification

The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities.  A Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred.  However, based on experience, the Trust expects the risk of loss due to these warranties and indemnities to be remote.

3.

Fees and Compensation Paid to Affiliates and Other Parties

Advisory Fees

Each Fund has entered into an Investment Advisory Agreement with CLS Investments, LLC (the “Adviser”, formerly Clarke Lanzen Skalla Investment Firm, LLC), a subsidiary of NorthStar Financial Services Group, LLC.  As compensation for the services rendered, facilities furnished, and expenses borne by the Adviser, the Funds will pay the Adviser a fee accrued daily and paid monthly, at the annualized rate of 1.00% of net assets for all funds with the exception of Reservoir, Enhanced Income and Flexible Income. The rates these funds will pay are as follows: Reservoir, 0.50%; Enhanced Income, 0.90%; and Flexible Income, 0.65%.

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Notes to Financial Statements (Continued)

October 31, 2010 (Unaudited)

The Adviser has agreed to waive or limit its fees and to pay certain operating expenses to the extent necessary to limit total fund operating expenses for each Fund, net of waivers and custodial credits at least through August 31, 2011.  The annualized rates are as follows:

Expense Limitation
Class C (Amerigo Only)	2.15%
Class N (Amerigo, Clermont, Select Allocation, Descartes, Liahona, Select Appreciation and Shelter	1.15%
Class N (Enhanced)	1.05%
Class N (Flexible Income)	0.80%
Class N (Reservoir)	0.60%
Investor Class (Reservoir)	0.80%

The Adviser has voluntarily agreed to waive additional fees in order to maintain a positive return for the Reservoir Fund.  This agreement may be terminated at any time.

The waivers and reimbursements, if any, of the Adviser’s fees for the period ended October 31, 2010 were as follows:

Fund	Waiver/Reimbursement
Amerigo Clermont Fund	$76,713 88,973
Select Allocation Fund	104,631
Descartes Fund	89,576
Liahona Fund	79,632
Enhanced Income Fund	79,969
Flexible Income Fund	76,958
Select Appreciation Fund	70,634
Reservoir Fund Shelter Fund	57,019 33,433

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Notes to Financial Statements (Continued)

October 31, 2010 (Unaudited)

Fees waived or expenses reimbursed may be recouped by the Adviser from a Fund for a period up to three years from the date the fee or expense was waived or reimbursed.  However, no recoupment payment will be made by a Fund if it would result in the Fund exceeding the contractual expense limitation described above.  During the six months ended October 31, 2010, the Adviser recaptured no fees for prior period expense waivers/reimbursements from the Funds.  The table below contains the amounts of fee waivers and expense reimbursements subject to recapture by the Adviser through April 30 of the years indicated.

Fund	2011	2012	2013	Total
Amerigo	$ ―	$ ―	$ 23,324	$ 23,324
Clermont	113,146	151,770	128,022	392,938
Select Allocation	118,709	190,957	195,804	505,470
Descartes	101,383	142,070	148,783	392,236
Liahona Enhanced Income Flexible Income Select Appreciation Reservoir Shelter	98,713 - - - - -	112,449 - - - - -	107,844 101,850 97,013 108,252 104,336 58,895	319,006 101,850 97,013 108,252 104,336 58,895

Administration, Fund Accounting, Transfer Agent, Custody Administration Fees

The Funds have entered into separate servicing agreements with Gemini Fund Services, LLC (“GFS”), an affiliate of the Adviser, whereby GFS will provide administrative, fund accounting and transfer agency services to the Funds.  The Administration Services Agreement provides that GFS may retain Sub-Administrators for the purpose of providing such services to one or more Funds of the Trust.  For providing administration services to the Fund, GFS receives from each Fund a monthly fee at an annual rate of 0.10% of the first $100 million of the Fund’s average daily net assets, and at reduced rates thereafter, subject to certain minimum requirements. For providing fund accounting services, GFS receives from each Fund a monthly fee of $2,250 for the initial class and $500 for each class thereafter, plus a basis point fee calculated on the Fund’s average daily net assets exceeding $25 million.  For providing transfer agent services, GFS receives from each Fund a monthly fee based on the greater of a $18,000 minimum [excluding the Reservoir and Shelter Funds] or an annual per account fee of $16.00 for open accounts and $2.00 for closed accounts, plus certain transaction fees, which are allocated by shareholder accounts.  In addition to the service fees mentioned above, GFS is also reimbursed for any out-of-pocket expenses.  The total expenses incurred by each Fund for such services provided by GFS are disclosed in the Statement of Operations.

GFS also provides custody administration services to the Funds pursuant to a custody agreement.  For providing such services, GFS receives from each Fund a monthly fee calculated at an annual rate of .0075% for the first $100 million of the Trust’s average daily portfolio market value, and at reduced rates thereafter.  The Custody fees listed in the Statement of Operations include the fees paid to Fifth Third Bank, the Funds’ custodian bank (prior to September 1, 2010 First National Bank of Omaha was the Funds’ custodian), and GFS as custody administrator.  GFS’ share of such fees for the six months ended October 31, 2010 was $18,982.

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Notes to Financial Statements (Continued)

October 31, 2010 (Unaudited)

Gemcom, LLC (“Gemcom”), an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis.  For EDGAR services, Gemcom charges a per-page conversion fee and a flat filing fee.  For the six months ended October 31, 2010, Gemcom received $47,316 for providing such services. Such fees would be included in the line item marked “Printing and postage expense” on the Statement of Operations in this shareholder report.

Chief Compliance Officer

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of GFS, provides a Chief Compliance Officer (“CCO”) to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives from the Funds an annual fee, payable quarterly, and is reimbursed for out-of-pocket expenses.  For the six months ended October 31, 2010, the Funds incurred expenses of $50,820 for compliance services pursuant to the Trust’s Agreement with NLCS. The total expenses incurred by each Fund for CCO services are disclosed in the Statement of Operations.

Distributor

The distributor of the Funds is Northern Lights Distributors, LLC. (the “Distributor”), an affiliate of the Adviser. The Trust has adopted Distribution Plans and Agreements pursuant to Rule 12b-1 under the 1940 Act.  The Plans and Agreements provide for the payment of a distribution fee to the Distributor at an annualized rate of 0.75% of the average daily net assets attributable to Class C shares.  The Plans and Agreements for Class C shares also provide for the payment of a shareholder service fee at an annualized rate of 0.25% of the average daily net assets attributable to the Class C shares.  Class N shares do not pay any 12b-1 distribution or shareholder service fees.

Trustees Fees

The Funds pay no compensation to their Trustees who are employees of the Adviser or its affiliates.  The Board has approved the following Trustee compensation schedule: Each Trustee will receive $3,000 for each regular board meeting attended in-person; a minimum of $1,000 for each special board meeting attended in-person, or $200 per Fund participating in the special meeting, whichever is greater; $500 for in-person committee meetings and $250 for telephonic committee meetings, unless the committee meeting is on the same day as a board meeting, in which case it will not be compensated. The Trust also reimburses each such Trustee for travel and other expenses incurred in attending meetings of the Board.

A Trustee and certain officers of the Trust are officers of GFS and/or NLCS and/or the Adviser and/or the Distributor.

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Notes to Financial Statements (Continued)

October 31, 2010 (Unaudited)

4.

Aggregate Unrealized Appreciation and Depreciation

The identified cost of investments in securities owned by each Fund for federal income tax purposes, and their respective gross unrealized appreciation and depreciation at October 31, 2010, were as follows:

5.

Investment Transactions

The cost of purchases and the proceeds from sales of investments, other than short-term securities, for the period ended October 31, 2010, were as follows:

	Purchases	Sales
Amerigo Fund	$103,009,747	$143,697,597
Clermont Fund	37,667,440	21,369,538
Select Allocation Fund	31,871,105	18,672,848
Descartes Fund	18,187,905	14,393,561
Liahona Fund	28,103,998	12,135,941
Enhanced Income Fund	40,104,202	4,664,922
Flexible Income Fund	26,748,893	5,879,790
Select Appreciation Fund	18,146,010	13,150,527
Reservoir Fund	2,021,100	-
Shelter Fund	37,155,257	16,252,531

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Notes to Financial Statements (Continued)

October 31, 2010 (Unaudited)

6.

Shareholders’ Transactions

At October 31, 2010, the Funds had an unlimited number of shares authorized. Following is a summary of shareholder transactions for each Fund:

	Period Ended		Year Ended
	October 31, 2010		April 30, 2010
Amerigo Fund	Shares	Dollars	Shares	Dollars
Class C Shares:
Shares Sold	4,471	$ 51,239	19,054	$ 202,799
Shares issued to shareholders
in reinvestment	-	-	490	5,477
Shares redeemed	(41,801)	(472,126)	(62,866)	(654,492)
Net decrease	(37,330)	$ (420,887)	(43,322)	$ (446,216)

Amerigo Fund	Shares	Dollars	Shares	Dollars
Class N Shares:
Shares Sold	3,142,973	$ 36,525,873	8,757,207	$ 95,057,853
Shares issued to shareholders
in reinvestment	-	-	585,657	6,817,044
Shares redeemed	(7,094,472)	(82,599,646)	(23,441,221)	(260,913,876)
Net decrease	(3,951,499)	$ (46,073,773)	(14,098,357)	$ (159,038,979)

Clermont Fund	Shares	Dollars	Shares	Dollars
Class N Shares:
Shares Sold	3,833,360	$ 35,195,908	12,071,829	$ 105,468,307
Shares issued to shareholders
in reinvestment	-	-	471,714	4,193,541
Shares redeemed	(2,717,532)	(24,884,332)	(6,289,390)	(55,133,290)
Net increase	1,115,828	$ 10,311,576	6,254,153	$ 54,528,558

Select Allocation	Shares	Dollars	Shares	Dollars
Class N Shares:
Shares Sold	3,290,485	$ 28,816,653	7,267,631	$ 60,818,004
Shares issued to shareholders
in reinvestment			335,154	2,855,508
Shares redeemed	(2,117,668)	(18,227,232)	(4,683,580)	(37,867,328)
Net increase	1,172,817	$ 10,589,421	2,919,205	$ 25,806,184

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Notes to Financial Statements (Continued)

October 31, 2010 (Unaudited)

	Period Ended		Year Ended
	October 31, 2010		April 30, 2010
Descartes Fund	Shares	Dollars	Shares	Dollars
Class N Shares:
Shares Sold	1,826,983	$ 16,482,356	4,530,389	$ 40,323,030
Shares issued to shareholders
in reinvestment			125,138	1,136,256
Shares redeemed	(1,719,661)	(15,457,130)	(3,577,776)	(29,848,426)
Net increase	107,322	$ 1,025,226	1,077,752	$ 11,610,860

Liahona Fund	Shares	Dollars	Shares	Dollars
Class N Shares:
Shares Sold	3,630,625	$ 32,060,390	13,923,369	$ 121,515,288
Shares issued to shareholders
in reinvestment	-	-	110,937	976,247
Shares redeemed	(1,789,081)	(15,777,692)	(1,504,658)	(12,848,810)
Net increase	1,841,544	$ 16,282,698	12,529,648	$ 109,642,725

Enhanced Income Fund (b)	Shares	Dollars	Shares	Dollars
Class N Shares:
Shares Sold	1,707,421	$ 17,694,919	5,174,291	$ 53,335,198
Shares issued to shareholders
in reinvestment	35,991	379,265	351	129,596
Shares redeemed	(530,161)	(5,496,361)	(167,814)	(1,756,075)
Net increase	1,213,251	$ 12,577,823	5,006,828	$ 51,708,719

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Notes to Financial Statements (Continued)

October 31, 2010 (Unaudited)

	Period Ended		Year Ended
	October 31, 2010		April 30, 2010
Flexible Income Fund (b)	Shares	Dollars	Shares	Dollars
Class N Shares:
Shares Sold	2,530,433	$ 26,008,350	6,869,480	$ 68,859,162
Shares issued to shareholders
in reinvestment	110,254	1,136,582	37,254	374,778
Shares redeemed	(883,481)	(9,083,611)	(246,292)	(2,472,869)
Net increase	1,757,206	$ 18,061,321	6,660,442	$ 66,761,071

Select Appreciation Fund (b)	Shares	Dollars	Shares	Dollars
Class N Shares:
Shares Sold	1,066,068	$ 11,198,288	6,110,771	$ 64,663,137
Shares issued to shareholders
in reinvestment	-	-	7,019	75,309
Shares redeemed	(624,849)	(6,581,864)	(206,721)	(2,239,203)
Net increase	441,219	$ 4,616,424	5,911,069	$ 62,499,243

Reservoir Fund (a)	Shares	Dollars	Shares	Dollars
Class N Shares:
Shares Sold	212,080	$ 2,112,931	492,845	$ 4,914,231
Shares issued to shareholders
in reinvestment	-	-	-	-
Shares redeemed	(87,867)	(876,121)	(114,513)	(1,140,895)
Net increase	124,213	$ 1,236,810	378,332	$ 3,773,336

Reservoir Fund (a)	Shares	Dollars	Shares	Dollars
Investor Class Shares:
Shares Sold	178,255	$ 1,771,300	38,978	$ 387,477
Shares issued to shareholders
in reinvestment	-	-	-	-
Shares redeemed	(26,863)	(267,175)	(439)	(4,364)
Net increase	151,392	$ 1,504,125	38,539	$ 383,113

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October 31, 2010 (Unaudited)

	Period Ended		Year Ended
	October 31, 2010		April 30, 2010
Shelter Fund (c)	Shares	Dollars	Shares	Dollars
Class N Shares:
Shares Sold	2,415,678	$ 23,884,451	1,215,628	$ 12,262,192
Shares issued to shareholders
in reinvestment	-	-	-	-
Shares redeemed	(271,831)	(2,704,560)	(23,674)	(246,910)
Net increase	2,143,847	$ 21,179,891	1,191,954	$ 12,015,282

(a)

Fund commenced operations May 29, 2009.

(b)

Fund commenced operations October 5, 2009.

(c)

Fund commenced operations December 30, 2009.

7.   Distributions to Shareholders and Tax Components of Capital

The tax character of distributions paid during the fiscal years ended April 30,2010 and April 30, 2009 were as follows:

AdvisorOne Funds Semi-Annual Report

Notes to Financial Statements (Continued)

October 31, 2010 (Unaudited)

As of April 30, 2010, the components of distributable earnings/ (deficit) on a tax basis were as follows:

The difference between book basis and tax basis unrealized appreciation/(depreciation) is primarily attributable to the tax deferral of losses on wash sales,  partnership gains and straddles.  The difference between book basis and tax basis undistributed ordinary income is primarily attributable to short term capital gains, grantor trusts and partnership adjustments.

AdvisorOne Funds Semi-Annual Report

Notes to Financial Statements (Continued)

October 31, 2010 (Unaudited)

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes.  The following Funds incurred and elected to defer such capital losses as follows:

At April 30, 2010, the following Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains.  The capital loss carry forwards will expire on the dates indicated below:

Permanent book and tax differences primarily attributable to grantor trusts and partnership adjustments resulted in reclassification for the following Funds for the period ended April 30, 2010 were as follows:

AdvisorOne Funds Semi-Annual Report

Notes to Financial Statements (Continued)

October 31, 2010 (Unaudited)

8.   Underlying Investment in other Investment Companies

The Reservoir Fund currently seeks to achieve its investment objective by investing a portion of its assets in Fifth Third Institutional Money Market Fund – Prime Obligations Fund (the “Portfolio”), a registered open-end fund incorporated in the USA. The Fund may redeem its investment from the Portfolio at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so.

The performance of the Fund may be directly affected by the performance of the Portfolio.  The financial statements of the Portfolio, including the schedule of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.  As of October 31, 2010, the percentage of the Fund’s net assets invested in the Portfolio was 40.63%.

The Enhanced Income Fund currently seeks to achieve its investment objective by investing a portion of its assets in SPDR - S&P 500 ETF Trust (the “Portfolio”), a unit investment trust registered as an investment company incorporated in the USA. The Fund may redeem its investment from the Portfolio at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so.

The performance of the Fund may be directly affected by the performance of the Portfolio.  The financial statements of the Portfolio, including the schedule of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.  As of October 31, 2010, the percentage of the Fund’s net assets invested in the Portfolio was 31.89%.

9. New Accounting Pronouncement

In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements.”  ASU No. 2010-06 amends FASB Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures, to require additional disclosures regarding fair value measurements.  Certain disclosures required by ASU No. 2010-06 are effective for interim and annual periods beginning after December 15, 2009, and other required disclosures are effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years.  Management is currently evaluating the impact ASU No. 2010-06 will have on the Fund’s financial statement disclosures.

AdvisorOne Funds Semi-Annual Report

Notes to Financial Statements (Continued)

October 31, 2010 (Unaudited)

10.   Subsequent Events

The Funds are required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statement of Assets and Liabilities.   For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Funds are required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made.   In addition, the Funds are required to disclose the date through which subsequent events have been evaluated.   Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

AdvisorOne Funds Semi-Annual Report

Shareholder Expense Example (Unaudited)

As a shareholder of the Fund you may incur two types of costs: (1) transaction costs, including contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution and/or service (12b-1 fees) fees; and other Fund expenses.  This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses:  The first section of the table provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the applicable number under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical Examples for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions.  Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expense Ratio (Annualized)	Expenses Paid During the Period *
	5/1/2010	10/31/2010
Amerigo Fund
Actual:
Class C	$ 1,000.00	$ 1,017.80	2.15%	$ 10.82
Class N	1,000.00	1,022.70	1.15%	5.80
Hypothetical (5% return before expenses):
Class C	1,000.00	1,014.21	2.15%	10.80
Class N	1,000.00	1,019.20	1.15%	5.79
Clermont Fund
Actual	1,000.00	1,038.70	1.15%	5.85
Hypothetical (5% return before expenses):	1,000.00	1,019.20	1.15%	5.79

*Expenses are equal to the Fund’s respective annual expense ratios for the most recent six month period, multiplied by the average account value over the period, multiplied by 182/365.

AdvisorOne Funds Semi-Annual Report

Shareholder Expense Example (Unaudited) (Continued)

	Beginning Account Value	Ending Account Value	Expense Ratio (Annualized)	Expenses Paid During the Period *
	5/1/2010	10/31/2010
Select Allocation Fund
Actual	$ 1,000.00	$ 1,044.80	1.15%	$ 5.86
Hypothetical (5% return before expenses):	1,000.00	1,019.20	1.15%	5.79
Descartes Fund
Actual	1,000.00	1,033.80	1.15%	5.83
Hypothetical (5% return before expenses):	1,000.00	1,019.20	1.15%	5.79
Liahona Fund
Actual	1,000.00	1,032.70	1.15%	5.83
Hypothetical (5% return before expenses):	1,000.00	1,019.20	1.15%	5.79
Enhanced Income Fund
Actual	1,000.00	1,020.40	1.05%	5.29
Hypothetical (5% return before expenses):	1,000.00	1,019.70	1.05%	5.29
Flexible Income Fund
Actual	1,000.00	1,051.60	0.80%	4.09
Hypothetical (5% return before expenses):	1,000.00	1,020.94	0.80%	4.03
Select Appreciation Fund
Actual	1,000.00	1,027.60	1.15%	5.81
Hypothetical (5% return before expenses):	1,000.00	1,019.20	1.15%	5.79
Reservoir Fund
Actual:
Class N	1,000.00	1,003.00	0.51%	2.53
Investor Class	1,000.00	1,003.00	0.47%	2.35
Hypothetical (5% return before expenses):
Class N	1,000.00	1,022.41	0.51%	2.55
Investor Class	1,000.00	1,022.59	0.47%	2.37
Shelter Fund
Actual	1,000.00	987.50	1.15%	5.70
Hypothetical (5% return before expenses):	1,000.00	1,019.20	1.15%	5.79

*Expenses are equal to the Fund’s respective annual expense ratios for the most recent six month period, multiplied by the average account value over the period, multiplied by 182/365.

AdvisorOne Funds Semi-Annual Report

Supplemental Information (Unaudited)

October 31, 2010

Financial Statements of Underlying Fund

As discussed in Note 8 to the financial statements of the AdvisorOne Enhanced Income Fund, the following pages will include the financial statements of the aforementioned underlying fund, the SPDR S&P 500 ETF Trust (the “Portfolio”).  The pages have been extracted from the latest audited annual report published for the Portfolio, dated September 30, 2010.   The full report of the SPDR S&P 500 ETF Trust, along with the report of the independent registered public accounting firm is included in the SPDR S&P 500 ETF Trusts’ N-30D filing dated November 30, 2010, available at ‘www.sec.gov’.  Only data presented for the SPDR S&P 500 ETF Trust is pertinent to the overall review of the financial statements of the AdvisorOne Enhanced Income Fund.

SPDR S&P 500 ETF Trust
Schedule of Investments
September 30, 2010

Common Stocks	Shares	Value
3M Co.	5,384,706	$ 466,907,857
Abbott Laboratories	11,656,468	608,933,888
Abercrombie & Fitch Co. (Class A)	667,532	26,247,358
ACE, Ltd.	2,541,504	148,042,608
Adobe Systems, Inc.*	3,976,197	103,977,552
Advanced Micro Devices, Inc.*	4,273,001	30,381,037
Aetna, Inc.	3,151,222	99,610,127
AFLAC, Inc.	3,546,962	183,413,405
Agilent Technologies, Inc.*	2,629,171	87,735,436
Air Products & Chemicals, Inc.	1,603,816	132,828,041
Airgas, Inc.	560,054	38,055,669
AK Steel Holding Corp.	831,883	11,488,304
Akamai Technologies, Inc.*	1,371,565	68,825,132
Alcoa, Inc.	7,712,586	93,399,416
Allegheny Energy, Inc.	1,280,302	31,393,005
Allegheny Technologies, Inc.	743,164	34,519,968
Allergan, Inc.	2,322,128	154,491,176
Altera Corp.	2,278,473	68,718,746
Altria Group, Inc.	15,726,714	377,755,670
Amazon.com, Inc.*	2,675,555	420,222,668
Ameren Corp.	1,799,624	51,109,322
American Electric Power Co., Inc.	3,617,357	131,056,844
American Express Co.	7,865,760	330,597,893
American International Group, Inc.*	1,019,778	39,873,320
American Tower Corp. (Class A)*	3,046,810	156,179,481
Ameriprise Financial, Inc.	1,895,254	89,702,372
AmerisourceBergen Corp.	2,134,233	65,435,584
Amgen, Inc.*	7,233,877	398,658,961
Amphenol Corp. (Class A)	1,311,398	64,232,274
Anadarko Petroleum Corp.	3,736,361	213,159,395
Analog Devices, Inc.	2,251,292	70,645,543
Aon Corp.	2,034,345	79,563,233
Apache Corp.	2,752,803	269,114,021
Apartment Investment & Management Co. (Class A)	882,191	18,861,244
Apollo Group, Inc. (Class A)*	950,100	48,787,635
Apple, Inc.*	6,902,640	1,958,624,100
Applied Materials, Inc.	10,145,568	118,500,234
Archer-Daniels-Midland Co.	4,856,445	155,017,724
Assurant, Inc.	803,280	32,693,496
AT&T, Inc.	44,621,968	1,276,188,285
Autodesk, Inc.*	1,732,528	55,388,920
Automatic Data Processing, Inc.	3,714,066	156,102,194
AutoNation, Inc.*	471,409	10,960,259
Autozone, Inc.*	220,753	50,532,569
AvalonBay Communities, Inc.	627,273	65,192,483
Avery Dennison Corp.	834,422	30,973,745
Avon Products, Inc.	3,235,913	103,905,166
Baker Hughes, Inc.	3,240,059	$ 138,026,513
Ball Corp.	697,564	41,051,641
Bank of America Corp.	75,763,287	993,256,693
Baxter International, Inc.	4,411,239	210,460,213
BB&T Corp.	5,226,925	125,864,354
Becton, Dickinson & Co.	1,762,928	130,632,965
Bed Bath & Beyond, Inc.*	1,988,307	86,312,407
Bemis Co., Inc.	824,842	26,188,734
Berkshire Hathaway, Inc. (Class B)*	13,088,808	1,082,182,645
Best Buy Co., Inc.	2,613,576	106,712,308
Big Lots, Inc.*	606,676	20,171,977
Biogen Idec, Inc.*	1,827,022	102,532,475
BMC Software, Inc.*	1,370,917	55,494,720
Boston Properties, Inc.	1,050,611	87,326,786
Boston Scientific Corp.*	11,453,960	70,212,775
Bristol-Myers Squibb Co.	12,986,146	352,054,418
Broadcom Corp. (Class A)	3,389,689	119,961,094
Brown-Forman Corp. (Class B)	782,602	48,239,587
C.H. Robinson Worldwide, Inc.	1,252,582	87,580,533
C.R. Bard, Inc.	717,874	58,456,480
CA, Inc.	2,949,611	62,295,784
Cabot Oil & Gas Corp.	785,573	23,653,603
Cameron International Corp.*	1,845,117	79,266,226
Campbell Soup Co.	1,413,415	50,529,586
Capital One Financial Corp.	3,448,880	136,403,204
Cardinal Health, Inc.	2,649,675	87,545,262
CareFusion Corp.*	1,684,711	41,848,221
CarMax, Inc.*	1,685,290	46,952,179
Carnival Corp.	3,270,422	124,962,825
Caterpillar, Inc.	4,740,508	372,983,169
CB Richard Ellis Group, Inc. (Class A)*	2,192,994	40,087,930
CBS Corp. (Class B)	5,136,511	81,465,064
Celgene Corp.*	3,480,172	200,492,709
CenterPoint Energy, Inc.	3,144,727	49,435,108
CenturyLink, Inc.	2,269,699	89,562,323
Cephalon, Inc.*	567,606	35,441,319
Cerner Corp.*	516,013	43,339,932
CF Industries Holdings, Inc.	536,432	51,229,256
Chesapeake Energy Corp.	4,917,094	111,372,179
Chevron Corp.	15,168,246	1,229,386,338
Chubb Corp.	2,372,949	135,234,364
CIGNA Corp.	2,089,037	74,745,744
Cincinnati Financial Corp.	1,231,286	35,522,601
Cintas Corp.	993,994	27,384,535
Cisco Systems, Inc.*	43,127,979	944,502,740
Citigroup, Inc.*	179,795,747	701,203,413
Citrix Systems, Inc.*	1,402,721	95,721,681
Cliffs Natural Resources, Inc.	1,023,500	65,422,120
Clorox Co.	1,064,385	71,058,343

See accompanying notes to financial statements.

2

SPDR S&P 500 ETF Trust
Schedule of Investments (continued)
September 30, 2010

Common Stocks	Shares	Value
CME Group, Inc.	508,333	$ 132,395,330
CMS Energy Corp.	1,736,898	31,298,902
Coach, Inc.	2,244,723	96,433,300
Coca-Cola Enterprises, Inc.	2,456,878	76,163,218
Cognizant Technology Solutions Corp. (Class A)*	2,261,565	145,803,096
Colgate-Palmolive Co.	3,670,370	282,104,638
Comcast Corp. (Class A)	21,198,032	383,260,419
Comerica, Inc.	1,331,437	49,462,885
Computer Sciences Corp.	1,165,007	53,590,322
Compuware Corp.*	1,699,589	14,497,494
ConAgra Foods, Inc.	3,365,849	73,846,727
ConocoPhillips	11,204,779	643,490,458
CONSOL Energy, Inc.	1,704,466	62,997,063
Consolidated Edison, Inc.	2,129,399	102,679,620
Constellation Brands, Inc. (Class A)*	1,334,429	23,606,049
Constellation Energy Group, Inc.	1,520,712	49,027,755
Corning, Inc.	11,788,649	215,496,504
Costco Wholesale Corp.	3,329,876	214,743,703
Coventry Health Care, Inc.*	1,118,119	24,073,102
CSX Corp.	2,865,155	158,500,375
Cummins, Inc.	1,515,090	137,236,852
CVS Caremark Corp.	10,276,616	323,405,106
D.R. Horton, Inc.	2,091,669	23,259,359
Danaher Corp.	4,045,208	164,275,897
Darden Restaurants, Inc.	1,061,273	45,401,259
DaVita, Inc.*	784,341	54,143,059
Dean Foods Co.*	1,371,968	14,007,793
Deere & Co.	3,207,989	223,853,472
Dell, Inc.*	12,772,640	165,533,414
Denbury Resources, Inc.*	3,015,738	47,920,077
DENTSPLY International, Inc.	1,105,893	35,355,399
Devon Energy Corp.	3,283,082	212,546,729
DeVry, Inc.	467,881	23,024,424
Diamond Offshore Drilling, Inc.	524,491	35,544,755
DIRECTV*	6,536,534	272,115,910
Discover Financial Services	4,107,915	68,520,022
Discovery Communications, Inc. (Class A)*	2,147,881	93,540,218
Dominion Resources, Inc.	4,448,893	194,238,668
Dover Corp.	1,410,117	73,622,209
Dr. Pepper Snapple Group, Inc.	1,802,832	64,036,593
DTE Energy Co.	1,272,249	58,434,397
Duke Energy Corp.	9,919,334	175,671,405
Dun & Bradstreet Corp.	380,996	28,247,043
E*TRADE Financial Corp.*	1,498,229	21,784,250
E. I. du Pont de Nemours & Co.	6,841,601	305,272,237
Eastman Chemical Co.	546,942	40,473,708
Eastman Kodak Co.*	2,037,173	$ 8,556,127
Eaton Corp.	1,265,677	104,405,696
eBay, Inc.*	8,727,685	212,955,514
Ecolab, Inc.	1,763,250	89,467,305
Edison International	2,461,570	84,653,392
El Paso Corp.	5,315,937	65,811,300
Electronic Arts, Inc.*	2,471,638	40,609,012
Eli Lilly & Co.	7,662,713	279,918,906
EMC Corp.*	15,522,884	315,269,774
Emerson Electric Co.	5,687,461	299,501,696
Entergy Corp.	1,429,530	109,401,931
EOG Resources, Inc.	1,912,188	177,776,118
EQT Corp.	1,087,258	39,206,523
Equifax, Inc.	956,472	29,841,926
Equity Residential	2,137,127	101,663,131
Exelon Corp.	4,988,285	212,401,175
Expedia, Inc.	1,566,041	44,178,017
Expeditors International of Washington, Inc.	1,607,761	74,326,791
Express Scripts, Inc.*	4,096,111	199,480,606
Exxon Mobil Corp.	38,460,339	2,376,464,347
Family Dollar Stores, Inc.	1,019,743	45,031,851
Fastenal Co.	1,118,302	59,482,483
Federated Investors, Inc. (Class B)	669,984	15,248,836
FedEx Corp.	2,365,512	202,251,276
Fidelity National Information Services, Inc.	1,930,487	52,374,112
Fifth Third Bancorp	6,003,540	72,222,586
First Horizon National Corp.*	1,758,633	20,065,999
First Solar, Inc.*	408,541	60,198,516
FirstEnergy Corp.	2,302,398	88,734,419
Fiserv, Inc.*	1,152,711	62,038,906
FLIR Systems, Inc.*	1,156,558	29,723,541
Flowserve Corp.	422,760	46,258,399
Fluor Corp.	1,350,835	66,906,858
FMC Corp.	548,834	37,545,734
FMC Technologies, Inc.*	918,293	62,710,229
Ford Motor Co.*	25,991,236	318,132,729
Forest Laboratories, Inc.*	2,156,419	66,698,040
Fortune Brands, Inc.	1,150,255	56,627,054
Franklin Resources, Inc.	1,115,747	119,273,354
Freeport-McMoRan Copper & Gold, Inc.	3,562,250	304,180,528
Frontier Communications Corp.	7,484,095	61,145,056
GameStop Corp. (Class A)*	1,153,904	22,743,448
Gannett Co., Inc.	1,794,483	21,946,527
General Dynamics Corp.	2,871,866	180,381,903
General Electric Co.	80,770,126	1,312,514,548
General Mills, Inc.	4,845,541	177,056,068

See accompanying notes to financial statements.

3

SPDR S&P 500 ETF Trust
Schedule of Investments (continued)
September 30, 2010

Common Stocks	Shares	Value
Genuine Parts Co.	1,200,070	$ 53,511,121
Genworth Financial, Inc. (Class A)*	3,694,710	45,149,356
Genzyme Corp.*	1,921,947	136,054,628
Gilead Sciences, Inc.*	6,332,707	225,507,696
Goodrich Corp.	945,505	69,712,084
Google, Inc. (Class A)*	1,879,974	988,471,529
H&R Block, Inc.	2,325,237	30,111,819
H.J. Heinz Co.	2,388,439	113,140,355
Halliburton Co.	6,836,312	226,076,838
Harley-Davidson, Inc.	1,778,785	50,588,645
Harman International Industries, Inc.*	524,652	17,528,623
Harris Corp.	981,293	43,461,467
Hartford Financial Services Group, Inc.	3,354,644	76,989,080
Hasbro, Inc.	1,058,767	47,125,719
HCP, Inc.	2,342,100	84,268,758
Health Care REIT, Inc.	1,000,583	47,367,599
Helmerich & Payne, Inc.	798,191	32,294,808
Hess Corp.	2,207,104	130,483,988
Hewlett-Packard Co.	17,113,037	719,945,467
Home Depot, Inc.	12,576,355	398,418,926
Honeywell International, Inc.	5,785,676	254,222,603
Hormel Foods Corp.	522,982	23,324,997
Hospira, Inc.*	1,252,628	71,412,322
Host Hotels & Resorts, Inc.	4,972,154	71,996,790
Hudson City Bancorp, Inc.	3,992,801	48,951,740
Humana, Inc.*	1,285,785	64,597,838
Huntington Bancshares, Inc.	5,412,758	30,690,338
Illinois Tool Works, Inc.	3,835,766	180,357,717
Integrys Energy Group, Inc.	581,333	30,264,196
Intel Corp.	42,015,976	807,967,219
IntercontinentalExchange, Inc.*	558,893	58,527,275
International Business Machines Corp.	9,522,392	1,277,333,663
International Flavors & Fragrances, Inc.	600,993	29,160,180
International Game Technology	2,245,934	32,453,746
International Paper Co.	3,298,156	71,734,893
Intuit, Inc.*	2,127,187	93,192,062
Intuitive Surgical, Inc.*	296,183	84,038,964
Invesco, Ltd.	3,528,093	74,901,414
Iron Mountain, Inc.	1,527,738	34,129,667
ITT Corp.	1,385,069	64,862,781
J.C. Penney Co., Inc.	1,784,743	48,509,315
Jabil Circuit, Inc.	1,465,090	21,111,947
Jacobs Engineering Group, Inc.*	944,111	36,537,096
Janus Capital Group, Inc.	1,387,529	15,193,443

Common Stocks	Shares	Value
JDS Uniphase Corp.*	1,691,969	$ 20,963,496
Johnson & Johnson	20,827,292	1,290,459,012
Johnson Controls, Inc.	5,081,654	154,990,447
JPMorgan Chase & Co.	29,950,809	1,140,227,299
Juniper Networks, Inc.*	3,974,120	120,614,542
Kellogg Co.	1,927,178	97,341,761
KeyCorp	6,641,292	52,864,684
Kimberly-Clark Corp.	3,090,920	201,064,346
Kimco Realty Corp.	3,064,342	48,263,387
King Pharmaceuticals, Inc.*	1,883,457	18,759,232
KLA-Tencor Corp.	1,284,419	45,250,081
Kohl's Corp.*	2,326,156	122,541,898
Kraft Foods, Inc. (Class A)	13,165,950	406,301,217
L-3 Communications Holdings, Inc.	874,884	63,227,867
Laboratory Corp. of America Holdings*	784,964	61,564,727
Legg Mason, Inc.	1,167,610	35,390,259
Leggett & Platt, Inc.	1,119,095	25,470,602
Lennar Corp. (Class A)	1,229,536	18,910,264
Leucadia National Corp.*	1,434,230	33,876,513
Lexmark International, Inc. (Class A)*	592,090	26,419,056
Life Technologies Corp.*	1,379,791	64,422,442
Limited Brands, Inc.	2,038,942	54,602,867
Lincoln National Corp.	2,396,522	57,324,806
Linear Technology Corp.	1,691,053	51,966,059
Lockheed Martin Corp.	2,241,528	159,776,116
Loews Corp.	2,391,998	90,656,724
Lorillard, Inc.	1,154,151	92,689,867
Lowe's Cos., Inc.	10,593,735	236,134,353
LSI Corp.*	4,936,423	22,510,089
M & T Bank Corp.	628,746	51,437,710
Macy's, Inc.	3,187,146	73,591,201
Marathon Oil Corp.	5,359,154	177,387,997
Marriott International, Inc. (Class A)	2,173,623	77,880,912
Marsh & McLennan Cos., Inc.	4,087,844	98,598,797
Marshall & Ilsley Corp.	3,982,562	28,037,236
Masco Corp.	2,709,787	29,834,755
Massey Energy Co.	779,109	24,167,961
MasterCard, Inc. (Class A)	730,537	163,640,288
Mattel, Inc.	2,755,038	64,633,191
McAfee, Inc.*	1,178,340	55,688,348
McCormick & Co., Inc.	1,000,041	42,041,724
McDonald's Corp.	8,037,282	598,857,882
McKesson Corp.	1,972,182	121,841,404
Mead Johnson Nutrition Co.	1,545,224	87,938,698
MeadWestvaco Corp.	1,290,186	31,454,735

See accompanying notes to financial statements.

4

SPDR S&P 500 ETF Trust
Schedule of Investments (continued)
September 30, 2010

Common Stocks	Shares	Value
Medco Health Solutions, Inc.*	3,275,693	$ 170,532,578
Medtronic, Inc.	8,152,084	273,746,981
MEMC Electronic Materials, Inc.*	1,717,421	20,471,658
Merck & Co., Inc.	23,238,155	855,396,486
Meredith Corp.	278,415	9,274,004
MetLife, Inc.	6,852,787	263,489,660
MetroPCS Communications, Inc.*	1,974,981	20,658,301
Microchip Technology, Inc.	1,401,314	44,071,325
Micron Technology, Inc.*	6,453,001	46,526,137
Microsoft Corp.	57,576,043	1,410,037,293
Molex, Inc.	1,025,639	21,466,624
Molson Coors Brewing Co. (Class B)	1,191,750	56,274,435
Monsanto Co.	4,081,203	195,612,060
Monster Worldwide, Inc.*	952,198	12,340,486
Moody's Corp.	1,485,614	37,110,638
Morgan Stanley	10,555,230	260,503,076
Motorola, Inc.*	17,555,751	149,750,556
Murphy Oil Corp.	1,446,857	89,589,385
Mylan, Inc.*	2,332,706	43,878,200
Nabors Industries, Ltd.*	2,152,067	38,866,330
National Semiconductor Corp.	1,796,501	22,941,318
National-Oilwell Varco, Inc.	3,165,270	140,759,557
NetApp, Inc.*	2,700,888	134,477,214
Newell Rubbermaid, Inc.	2,100,653	37,412,630
Newmont Mining Corp.	3,710,270	233,042,059
News Corp. (Class A)	17,234,680	225,084,921
NextEra Energy, Inc.	3,133,490	170,430,521
Nicor, Inc.	341,992	15,670,073
NIKE, Inc. (Class B)	2,933,997	235,130,520
NiSource, Inc.	2,093,683	36,430,084
Noble Energy, Inc.	1,318,864	99,033,498
Nordstrom, Inc.	1,258,091	46,800,985
Norfolk Southern Corp.	2,795,044	166,333,068
Northeast Utilities	1,327,980	39,268,369
Northern Trust Corp.	1,826,543	88,112,434
Northrop Grumman Corp.	2,220,729	134,642,799
Novell, Inc.*	2,635,995	15,736,890
Novellus Systems, Inc.*	725,528	19,284,534
NRG Energy, Inc.*	1,928,825	40,158,137
Nucor Corp.	2,380,670	90,941,594
NVIDIA Corp.*	4,321,486	50,474,956
NYSE Euronext	1,971,626	56,329,355
O'Reilly Automotive, Inc.*	1,043,080	55,491,856
Occidental Petroleum Corp.	6,133,434	480,247,882
Office Depot, Inc.*	2,083,480	9,584,008
Omnicom Group, Inc.	2,318,379	91,529,603
Oneok, Inc.	803,550	36,191,892
Oracle Corp.	29,224,833	784,686,766

Common Stocks	Shares	Value
Owens-Illinois, Inc.*	1,246,021	$ 34,963,349
PACCAR, Inc.	2,756,207	132,711,367
Pactiv Corp.*	1,002,414	33,059,614
Pall Corp.	882,625	36,752,505
Parker-Hannifin Corp.	1,217,070	85,267,924
Patterson Cos., Inc.	704,406	20,181,232
Paychex, Inc.	2,429,386	66,783,821
Peabody Energy Corp.	2,030,278	99,503,925
People's United Financial, Inc.	2,831,200	37,060,408
Pepco Holdings, Inc.	1,682,535	31,295,151
PepsiCo, Inc.	12,012,506	798,110,899
PerkinElmer, Inc.	887,992	20,548,135
Pfizer, Inc.	60,717,239	1,042,514,994
PG&E Corp.	2,957,097	134,311,346
Philip Morris International, Inc.	13,840,904	775,367,442
Pinnacle West Capital Corp.	819,449	33,818,660
Pioneer Natural Resources Co.	874,649	56,878,424
Pitney Bowes, Inc.	1,569,012	33,545,477
Plum Creek Timber Co., Inc.	1,231,124	43,458,677
PNC Financial Services Group, Inc.	3,972,513	206,213,150
Polo Ralph Lauren Corp.	496,452	44,611,177
PPG Industries, Inc.	1,256,746	91,491,109
PPL Corp.	3,650,662	99,407,526
Praxair, Inc.	2,310,752	208,568,476
Precision Castparts Corp.	1,073,729	136,739,388
priceline.com, Inc.*	365,901	127,457,954
Principal Financial Group, Inc.	2,415,993	62,622,539
Progress Energy, Inc.	2,169,007	96,347,291
ProLogis	3,592,484	42,319,462
Prudential Financial, Inc.	3,519,966	190,711,758
Public Service Enterprise Group, Inc.	3,822,006	126,431,958
Public Storage, Inc.	1,054,718	102,349,835
Pulte Group, Inc.*	2,400,329	21,026,882
QEP Resources, Inc.	1,319,807	39,778,983
QLogic Corp.*	842,827	14,867,468
QUALCOMM, Inc.	12,116,784	546,709,294
Quanta Services, Inc.*	1,587,594	30,291,294
Quest Diagnostics, Inc.	1,141,311	57,601,966
Qwest Communications International, Inc.	13,206,384	82,804,028
R.R. Donnelley & Sons Co.	1,555,505	26,381,365
RadioShack Corp.	946,872	20,196,780
Range Resources Corp.	1,204,543	45,929,225
Raytheon Co.	2,824,303	129,098,890
Red Hat, Inc.*	1,424,928	58,422,048
Regions Financial Corp.	9,486,361	68,965,844
Republic Services, Inc.	2,309,687	70,422,357

See accompanying notes to financial statements.

5

SPDR S&P 500 ETF Trust
Schedule of Investments (continued)
September 30, 2010

Common Stocks	Shares	Value
Reynolds American, Inc.	1,276,503	$ 75,811,513
Robert Half International, Inc.	1,135,206	29,515,356
Rockwell Automation, Inc.	1,077,596	66,520,001
Rockwell Collins, Inc.	1,189,188	69,270,201
Roper Industries, Inc.	709,167	46,223,505
Ross Stores Inc.	926,146	50,586,095
Rowan Cos., Inc.*	863,406	26,213,006
Ryder System, Inc.	399,919	17,104,536
Safeway, Inc.	2,934,957	62,103,690
SAIC, Inc.*	2,209,887	35,313,994
Salesforce.com, Inc.*	884,460	98,882,628
SanDisk Corp.*	1,737,535	63,680,658
Sara Lee Corp.	4,994,085	67,070,562
SCANA Corp.	857,573	34,577,343
Schlumberger, Ltd.	10,314,993	635,506,719
Scripps Networks Interactive (Class A)	676,028	32,165,412
Sealed Air Corp.	1,203,005	27,043,552
Sears Holdings Corp.*	333,187	24,036,110
Sempra Energy	1,869,289	100,567,748
Sherwin-Williams Co.	696,476	52,333,207
Sigma-Aldrich Corp.	917,038	55,370,754
Simon Property Group, Inc.	2,209,913	204,947,332
SLM Corp.*	3,668,920	42,376,026
Snap-on, Inc.	436,850	20,317,894
Southern Co.	6,226,135	231,861,267
Southwest Airlines Co.	5,623,182	73,494,989
Southwestern Energy Co.*	2,615,104	87,449,078
Spectra Energy Corp.	4,894,385	110,368,382
Sprint Nextel Corp.*	22,517,066	104,254,016
St. Jude Medical, Inc.*	2,468,297	97,102,804
Stanley Black & Decker, Inc.	1,253,154	76,793,277
Staples, Inc.	5,512,939	115,330,684
Starbucks Corp.	5,628,469	143,976,237
Starwood Hotels & Resorts Worldwide, Inc.	1,430,885	75,193,007
State Street Corp.(a)	3,790,256	142,741,041
Stericycle, Inc.*	639,787	44,452,401
Stryker Corp.	2,595,305	129,895,015
Sunoco, Inc.	910,200	33,222,300
SunTrust Banks, Inc.	3,775,064	97,509,903
SUPERVALU, Inc.	1,604,486	18,499,724
Symantec Corp.*	6,033,579	91,529,393
Sysco Corp.	4,468,466	127,440,650
T. Rowe Price Group, Inc.	1,960,296	98,142,219
Target Corp.	5,445,952	291,031,675
TECO Energy, Inc.	1,617,776	28,019,880
Tellabs, Inc.	2,914,180	21,710,641
Tenet Healthcare Corp.*	3,284,271	15,501,759
Teradata Corp.*	1,260,632	$ 48,609,970
Teradyne, Inc.*	1,363,310	15,187,273
Tesoro Corp.	1,066,242	14,244,993
Texas Instruments, Inc.	9,021,437	244,841,800
Textron, Inc.	2,063,540	42,426,382
The AES Corp.*	5,046,217	57,274,563
The Allstate Corp.	4,062,271	128,164,650
The Bank of New York Mellon Corp.	9,158,986	239,324,304
The Boeing Co.	5,520,155	367,311,114
The Charles Schwab Corp.	7,392,082	102,749,940
The Coca-Cola Co.	17,421,165	1,019,486,576
The Dow Chemical Co.	8,720,747	239,471,713
The Estee Lauder Cos., Inc. (Class A)	860,896	54,434,454
The Gap, Inc.	3,390,289	63,194,987
The Goldman Sachs Group, Inc.	3,887,678	562,080,485
The Goodyear Tire & Rubber Co.*	1,837,078	19,748,589
The Hershey Co.	1,163,752	55,382,958
The Interpublic Group of Cos., Inc.*	3,696,339	37,074,280
The JM Smucker Co.	900,292	54,494,675
The Kroger Co.	4,880,845	105,719,103
The McGraw-Hill Cos., Inc.	2,383,048	78,783,567
The NASDAQ OMX Group, Inc.*	1,100,702	21,386,640
The New York Times Co. (Class A)*	878,779	6,801,749
The Procter & Gamble Co.	21,432,199	1,285,288,974
The Progressive Corp.	5,063,039	105,665,624
The Travelers Cos., Inc.	3,549,096	184,907,902
The Walt Disney Co.	14,436,287	477,985,463
The Washington Post Co. (Class B)	45,284	18,086,882
The Western Union Co.	5,075,927	89,691,630
The Williams Cos., Inc.	4,412,119	84,315,594
Thermo Fisher Scientific, Inc.*	3,099,717	148,414,450
Tiffany & Co.	960,305	45,124,732
Time Warner Cable, Inc.	2,673,913	144,364,563
Time Warner, Inc.	8,490,997	260,249,058
Titanium Metals Corp.*	638,265	12,739,769
TJX Cos., Inc.	3,024,687	134,991,781
Torchmark Corp.	623,210	33,117,379
Total System Services, Inc.	1,244,016	18,958,804
Tyco International, Ltd.	3,757,814	138,024,508
Tyson Foods, Inc. (Class A)	2,307,637	36,968,345
U.S. Bancorp	14,474,869	312,946,668
Union Pacific Corp.	3,756,509	307,282,436
United Parcel Service, Inc. (Class B)	7,479,692	498,820,660

See accompanying notes to financial statements.

6

SPDR S&P 500 ETF Trust
Schedule of Investments (continued)
September 30, 2010

Common Stocks	Shares	Value
United States Steel Corp.	1,082,983	$ 47,477,975
United Technologies Corp.	7,017,608	499,864,218
UnitedHealth Group, Inc.	8,490,015	298,084,427
Unum Group	2,514,259	55,690,837
Urban Outfitters, Inc.*	982,167	30,879,330
V.F. Corp.	666,038	53,962,399
Valero Energy Corp.	4,270,490	74,776,280
Varian Medical Systems, Inc.*	932,943	56,443,052
Ventas, Inc.	1,184,349	61,076,878
VeriSign, Inc.*	1,313,013	41,675,033
Verizon Communications, Inc.	21,346,060	695,668,095
Viacom, Inc. (Class B)	4,588,268	166,049,419
Visa, Inc. (Class A)	3,766,647	279,711,206
Vornado Realty Trust	1,226,789	104,927,263
Vulcan Materials Co.	964,894	35,623,886
W.W. Grainger, Inc.	449,772	53,572,343
Wal-Mart Stores, Inc.	15,088,425	807,532,506
Walgreen Co.	7,388,179	247,503,997
Waste Management, Inc.	3,648,080	130,382,379
Waters Corp.*	701,650	49,662,787
Watson Pharmaceuticals, Inc.*	809,089	34,232,556
WellPoint, Inc.*	3,019,057	170,999,389
Wells Fargo & Co.	39,542,102	993,693,023
Western Digital Corp.*	1,730,191	49,120,123
Weyerhaeuser Co.	4,083,031	$ 64,348,569
Whirlpool Corp.	567,055	45,908,773
Whole Foods Market, Inc.*	1,097,166	40,715,830
Windstream Corp.	3,648,724	44,842,818
Wisconsin Energy Corp.	882,589	51,013,644
Wyndham Worldwide Corp.	1,359,107	37,334,669
Wynn Resorts, Ltd.	570,878	49,535,084
Xcel Energy, Inc.	3,470,971	79,728,204
Xerox Corp.	10,416,514	107,810,920
Xilinx, Inc.	1,955,473	52,035,137
XL Group PLC	2,584,499	55,980,248
Yahoo!, Inc.*	10,232,092	144,988,744
Yum! Brands, Inc.	3,531,207	162,647,394
Zimmer Holdings, Inc.*	1,532,090	80,174,270
Zions Bancorporation	1,304,712	27,868,648
Total Common Stocks (b) (Cost $80,279,228,597)		$78,077,851,159

* Non-income producing security
(a) Affiliated Issuer. See following table for more information.
(b) The values of the securities of the Trust are determined based on Level 1 inputs (Note 2).
REIT = Real Estate Investment Trust

Transactions with Affiliates

SPDR S&P 500 ETF Trust has invested in a company affiliated with the Trustee, State Street Corp. Amounts related to these investments at September 30, 2010, and for the year then ended are:

	Number of Shares Held at 9/30/09	Cost at 9/30/09	Value at 9/30/09	Purchased		Sold		Number of Shares Held at 9/30/10	Value at 9/30/10	Dividend Income	Realized Gain
				Cost	Shares	Proceeds	Shares				
State Street Corp.	3,793,465	$164,567,461	$199,536259	$310,957,645	7,581,766	$310,564,549	7,584,975	3,790,256	$142,741,041	$155,923	$8,836,491

See accompanying notes to financial statements.

7

SPDR S&P 500 ETF Trust
Schedule of Investments (continued)
September 30, 2010

INDUSTRY BREAKDOWN AS OF SEPTEMBER 30, 2010*

INDUSTRY**	VALUE
Oil, Gas and Consumable Fuels	$ 7,120,276,046
Pharmaceuticals	4,747,336,908
Computers & Peripherals	3,447,937,274
Insurance	3,185,595,032
Diversified Financial Services	3,174,313,156
Software	3,036,160,591
IT Services	2,449,952,006
Media	2,399,777,059
Diversified Telecommunication Services	2,250,210,605
Commercial Banks	2,137,843,028
Aerospace and Defense	2,129,109,964
Beverages	2,085,917,357
Industrial Conglomerates	1,959,873,295
Food & Staples Retailing	1,947,664,309
Semiconductors & Semiconductor Equipment	1,911,932,756
Capital Markets	1,865,147,427
Communications Equipment	1,847,712,736
Household Products	1,839,516,301
Health Care Providers & Services	1,585,938,804
Machinery	1,578,043,101
Chemicals	1,566,879,449
Specialty Retail	1,564,996,927
Electric Utilities	1,535,740,956
Internet Software & Services	1,469,256,438
Food Products	1,454,463,190
Energy Equipment & Services	1,415,264,981
Hotels, Restaurants & Leisure	1,348,243,015
Health Care Equipment & Supplies	1,339,779,461
Tobacco	1,321,624,492
Real Estate Investment Trusts (REITs)	1,148,368,194
Multi-Utilities	1,108,540,420
Biotechnology	1,098,687,788
Metals & Mining	893,211,733
Air Freight & Logistics	862,979,260
Multiline Retail	671,715,012
Road & Rail	649,220,415
Internet & Catalog Retail	591,858,639
Consumer Finance	577,897,145
Electronic Equipment, Instruments & Components	439,766,326
Textiles, Apparel & Luxury Goods	430,137,396
Electrical Equipment	412,245,202
Commercial Services & Supplies	397,671,926
Automobiles	368,721,374
Household Durables	322,937,464
Life Sciences Tools & Services	283,047,814
Wireless Telecommunication Services	281,091,798
Auto Components	$ 174,739,036
Containers & Packaging	162,306,890
Personal Products	158,339,620
Independent Power Producers & Energy Traders	146,460,455
Construction & Engineering	133,735,248
Leisure Equipment & Products	120,315,037
Trading Companies & Distributors	113,054,826
Office Electronics	107,810,920
Paper & Forest Products	103,189,628
Diversified Consumer Services	101,923,878
Professional Services	87,604,325
Thrifts & Mortgage Finance	86,012,148
Airlines	73,494,989
Distributors	53,511,121
Gas Utilities	51,861,965
Health Care Technology	43,339,932
Real Estate Management & Development	40,087,930
Construction Materials	35,623,886
Building Products	29,834,755
TOTAL	**$78,077,851,159**

* SPDR S&P 500 ETF Trust's industry breakdown is expressed as market value by industry and may change over time.

** Each security is valued based on Level 1 inputs.

See accompanying notes to financial statements.

8

SPDR S&P 500 ETF Trust
Statement of Assets and Liabilities
September 30, 2010

ASSETS	
Investments in unaffiliated issuers, at value	$77,935,110,118
Investments in affiliated issuers, at value	142,741,041
Total investments	78,077,851,159
Cash	467,823,962
Dividends receivable — unaffiliated issuers	97,267,765
Dividends receivable — affiliated issuers	38,675
Total Assets	78,642,981,561
LIABILITIES	
Payable for investments purchased	5,931,706
Payable for units of fractional undivided interest ("Units") redeemed in-kind	527,194
Income distribution payable	426,267,165
Accrued trustee expense	3,008,238
Accrued expenses and other liabilities	16,365,856
Total Liabilities	452,100,159
NET ASSETS	$78,190,881,402
NET ASSETS CONSIST OF:	
Paid in Capital (Note 4)	$89,077,858,400
Distribution in excess of net investment income	(426,704,977)
Accumulated net realized gain on investments	(8,258,894,583)
Net unrealized depreciation on investments	(2,201,377,438)
NET ASSETS	$78,190,881,402
NET ASSET VALUE PER UNIT	$ 114.13
UNITS OUTSTANDING, UNLIMITED UNITS AUTHORIZED, $0.00 PAR VALUE	685,082,116
COST OF INVESTMENTS:	
Unaffiliated issuers	$80,105,431,548
Affiliated issuers	173,797,049
Total Cost of Investments	$80,279,228,597

See accompanying notes to financial statements.

9

SPDR S&P 500 ETF Trust
Statement of Operations

	For the Year Ended September 30, 2010	For the Year Ended September 30, 2009	For the Year Ended September 30, 2008
INVESTMENT INCOME			
Dividend income — unaffiliated issuers	$ 1,516,348,569	$ 1,899,322,298	$ 1,628,431,147
Dividend income — affiliated issuers	155,923	2,239,900	2,890,454
Total Investment Income	1,516,504,492	1,901,562,198	1,631,321,601
EXPENSES			
Trustee expense	40,693,484	37,299,801	36,310,380
S&P license fee	21,931,368	21,492,906	23,977,390
Marketing expense	14,620,912	14,233,147	18,115,010
Legal and audit services	422,917	277,642	155,059
Other expenses	1,543,741	1,050,269	2,341,136
Total Expenses	79,212,422	74,353,765	80,898,975
Trustee expense waiver	(10,128,612)	(7,102,147)	(6,923,474)
Net Expenses	69,083,810	67,251,618	73,975,501
NET INVESTMENT INCOME	1,447,420,682	1,834,310,580	1,557,346,100
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS			
Net realized gain (loss) on:			
Investment transactions — unaffiliated issuers	16,730,164,234	(44,584,311,986)	(8,458,807,396)
Investment transactions — affiliated issuers	8,836,491	(166,785,981)	19,363,771
Net change in unrealized appreciation (depreciation) on:			
Investment transactions — unaffiliated issuers	(11,825,602,638)	29,208,992,488	(12,549,019,477)
Investment transactions — affiliated issuers	(66,024,806)	90,665,805	(54,343,615)
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	4,847,373,281	(15,451,439,674)	(21,042,806,717)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$ 6,294,793,963	$(13,617,129,094)	$(19,485,460,617)

See accompanying notes to financial statements.

10

	For the Year Ended September 30, 2010	For the Year Ended September 30, 2009	For the Year Ended September 30, 2008
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:			
Net investment income	$ 1,447,420,682	$ 1,834,310,580	$ 1,557,346,100
Net realized gain (loss) on investment transactions	16,739,000,725	(44,751,097,967)	(8,439,443,625)
Net change in unrealized appreciation (depreciation)	(11,891,627,444)	29,299,258,293	(12,603,363,092)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	6,294,793,963	(13,617,129,094)	(19,485,460,617)
NET EQUALIZATION CREDITS AND CHARGES	102,137,436	79,929,657	218,645,921
DISTRIBUTIONS TO UNITHOLDERS FROM NET INVESTMENT INCOME	(1,549,861,683)	(1,938,730,332)	(1,782,447,532)
INCREASE (DECREASE) IN NET ASSETS FROM UNIT TRANSACTIONS:			
Proceeds from sale of Units	400,829,082,743	343,468,772,184	445,910,262,535
Proceeds from reinvestment of distributions	2,216,596	12,270,791	13,008,992
Cost of Units repurchased	(399,041,216,070)	(349,232,583,429)	(410,330,564,199)
Net income equalization (Note 2)	(102,137,436)	(79,929,657)	(218,645,921)
NET INCREASE (DECREASE) IN NET ASSETS FROM ISSUANCE AND REDEMPTION OF UNITS	1,687,945,833	(5,831,470,111)	35,374,061,407
NET INCREASE (DECREASE) IN NET ASSETS DURING PERIOD	6,535,015,549	(21,307,399,880)	14,324,799,179
NET ASSETS AT BEGINNING OF PERIOD	71,655,865,853	92,963,265,733	78,638,466,554
NET ASSETS END OF PERIOD*	$ 78,190,881,402	$ 71,655,865,853	$ 92,963,265,733
UNIT TRANSACTIONS:			
Units sold	3,614,350,000	3,788,050,000	3,304,850,000
Units issued from reinvestment distributions	21,395	135,148	95,213
Units redeemed	(3,607,000,000)	(3,908,300,000)	(3,022,850,000)
NET INCREASE (DECREASE)	7,371,395	(120,114,852)	282,095,213
* Includes undistributed (distribution in excess of) net investment income	$ (426,704,977)	$ (336,373,142)	$ (439,719,151)

See accompanying notes to financial statements.

11

SPDR S&P 500 ETF Trust
Financial Highlights
Selected data for a Unit outstanding throughout each year

	For the Year Ended September 30, 2010	For the Year Ended September 30, 2009	For the Year Ended September 30, 2008	For the Year Ended September 30, 2007	For the Year Ended September 30, 2006
Net asset value, beginning of year	$ 105.73	$ 116.52	$ 152.48	$ 133.53	$ 122.85
Investment Operations:					
Net investment income(1)	2.20	2.32	2.72	2.66	2.32
Net realized and unrealized gain (loss) on investments	8.24	(10.90)	(36.28)	18.75	10.54
Total from investment operations	10.44	(8.58)	(33.56)	21.41	12.86
Net equalization credits and charges(1)	0.16	0.10	0.38	0.26	0.15
Less distributions from:					
Net investment income	(2.20)	(2.31)	(2.78)	(2.72)	(2.33)
Net asset value, end of year	$ 114.13	$ 105.73	$ 116.52	$ 152.48	$ 133.53
Total investment return(2)	10.08%	(6.90)%	(21.84)%	16.31%	10.64%
Ratios and supplemental data					
Ratio to average net assets:					
Net investment income	1.98%	2.58%	1.99%	1.86%	1.83%
Total expenses(3)	0.09%	0.09%	0.09%	0.08%	0.08%
Total expenses excluding Trustee earnings credit	0.11%	0.10%	0.11%	0.11%	0.10%
Total expenses excluding Trustee earnings credit and fee waivers	0.11%	0.10%	0.11%	0.12%	0.12%
Portfolio turnover rate(4)	5.38%	6.68%	4.56%	2.95%	3.70%
Net assets, end of year (000's)	$78,190,881	$71,655,866	$92,963,266	$78,638,467	$57,585,885

(2) Total return is calculated assuming a purchase of a Unit at net asset value per Unit on the first day and a sale at net asset value per Unit on the last day of each period reported. Distributions are assumed, for the purposes of this calculation, to be reinvested at the net asset value per Unit on the respective payment dates of each Trust. Broker commission charges are not included in this calculation.

(3) Net of expenses reimbursed by the Trustee.

(4) Portfolio turnover ratio excludes securities received or delivered from processing creations or redemptions of Units.

See accompanying notes to financial statements.

12

SPDR S&P 500 ETF Trust
Notes to Financial Statements
September 30, 2010

Note 1 — Organization

SPDR S&P 500 ETF Trust (the "Trust"), formerly the SPDR Trust, Series 1, is a unit investment trust created under the laws of the State of New York and registered under the Investment Company Act of 1940, as amended. The Trust was created to provide investors with the opportunity to purchase a security representing a proportionate undivided interest in a portfolio of securities consisting of substantially all of the component common stocks, in substantially the same weighting, which comprise the Standard & Poor's 500 Composite Price Index (the "S&P 500 Index"). Each unit of fractional undivided interest in the Trust is referred to as a "Unit". The Trust commenced operations on January 22, 1993 upon the initial issuance of 150,000 Units (equivalent to three "Creation Units" — see Note 4) in exchange for a portfolio of securities assembled to reflect the intended portfolio composition of the Trust.

Under the Amended and Restated Standard Terms and Conditions of the Trust, as amended ("Trust Agreement"), PDR Services, LLC, as Sponsor of the Trust ("Sponsor"), and State Street Bank and Trust Company, as Trustee of the Trust ("Trustee"), are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust expects the risk of material loss to be remote.

Note 2 — Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:

The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Security Valuation

The value of the Trust's portfolio securities is based on the market price of the securities, which generally means a valuation obtained from an exchange or other market (or based on a price quotation or other equivalent indication of value supplied by an exchange or other market) or a valuation obtained from an independent pricing service. If a security's market price is not readily available or does not otherwise accurately reflect the fair value of the security, the security will be valued by another method that the Trustee believes will better reflect fair value in accordance with the Trust's valuation policies and procedures. The Trustee has established a Pricing and Investment Committee (the "Committee") for the purpose of valuing securities for which market quotations are not readily available or do not otherwise accurately reflect the fair value of the security. The Committee, subject to oversight by the Trustee, may use fair value pricing in a variety of circumstances, including but not limited to, situations when trading in a security has been suspended or halted. Accordingly, the Trust's net asset value may reflect certain portfolio securities' fair values rather than their market prices. Fair value pricing involves subjective judgments and it is possible that the fair value determination for a security is materially different than the value that could be received on the sale of the security.

The Trust continues to follow the authoritative guidance for fair value measurements and the fair value option for financial assets and financial liabilities. The guidance for the fair value option for financial assets and financial liabilities provides the Trust the irrevocable option to measure many financial assets and liabilities at fair value with changes in fair value recognized in earnings. The guidance also establishes a hierarchy for inputs used in measuring fair value that maximizes the

13

SPDR S&P 500 ETF Trust
Notes to Financial Statements (continued)
September 30, 2010

Note 2 — Significant Accounting Policies – (continued)

use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. The guidance establishes three levels of inputs that may be used to measure fair value:

- Level 1 — quoted prices in active markets for identical investments
- Level 2 — other significant observable inputs (including, but not limited to, quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
- Level 3 — significant unobservable inputs (including the Trust's own assumptions in determining the fair value of investments)

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which the security is traded but before the time as of which the Trust's net assets are computed and that may materially affect the value of the Trust's investments). Examples of events that may be "significant events" are government actions, natural disasters, armed conflicts, acts of terrorism, and significant market fluctuations.

Fair value pricing could result in a difference between the prices used to calculate the Trust's net asset value and the prices used by the S&P 500 Index, which, in turn, could result in a difference between the Trust's performance and the performance of the S&P 500 Index. The inputs or methodology used for valuation are not necessarily an indication of the risk associated with investing in those investments. The type of inputs used to value each security is identified in the Schedule of Investments, which also includes a breakdown of the Trust's investments by industry.

Subsequent Events

Management has determined that there are no subsequent events or transactions that would have materially impacted the Trust's financial statements as presented.

Investment Risk

The Trust's investments are exposed to risks, such as market risk. Due to the level of risk associated with certain investments it is at least reasonably possible that changes in the values of investment securities will occur in the near term and that such changes could materially affect the amounts reported in the financial statements.

An investment in the Trust involves risks similar to those of investing in any fund of equity securities, such as market fluctuations caused by such factors as economic and political developments, changes in interest rates and perceived trends in stock prices. The value of a Unit will decline, more or less, in correlation with any decline in value of the S&P 500 Index. The values of equity securities could decline generally or could underperform other investments. The Trust would not sell an equity security because the security's issuer was in financial trouble unless that security is removed from the S&P 500 Index.

14

SPDR S&P 500 ETF Trust
Notes to Financial Statements (continued)
September 30, 2010

Note 2 — Significant Accounting Policies – (continued)

Investment Transactions

Investment transactions are recorded on the trade date. Realized gains and losses from the sale or disposition of securities are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date.

Distributions to Unitholders

The Trust declares and distributes dividends from net investment income to its unitholders quarterly. The Trust declares and distributes net realized capital gains, if any, at least annually.

Effective October 30, 2009, the Trust's Dividend Reinvestment Service was discontinued. Broker-dealers, at their own discretion, may offer a dividend reinvestment service under which additional Units may be purchased in the secondary market at current market prices. Investors should consult their broker-dealer for further information regarding any dividend reinvestment service offered by such broker-dealer.

Equalization

The Trust follows the accounting practice known as "Equalization" by which a portion of the proceeds from sales and costs of reacquiring the Trust's Units, equivalent on a per Unit basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per Unit is unaffected by sales or reacquisitions of the Trust's Units.

Federal Income Tax

The Trust has qualified and intends to continue to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying and electing, the Trust will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. In addition, by distributing during each calendar year substantially all of its net investment income and capital gains, if any, the Trust will not be subject to federal excise tax. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from those determined in accordance with U.S. generally accepted accounting principles. These differences are primarily due to differing treatments for tax equalization, in-kind transactions, real estate investment trusts (REITs) and losses deferred due to wash sales. Net investment income per unit calculations in the financial highlights for all years presented exclude these differences.

The Trust has reviewed the tax positions for the open tax years as of September 30, 2010 and has determined that no provision for income tax is required in the Trust's financial statements. The Trust's federal tax returns for the prior three fiscal years remain subject to examination by the Trust's major tax jurisdictions, which include the United States of America and the State of New York.

During the year ended September 30, 2010, the Trust reclassified $16,298,648,778 of non-taxable net security gains realized from the in-kind redemption of Creation Units (Note 4) as an increase to paid in capital in the Statement of Assets and Liabilities. At September 30, 2010, the cost of investments for federal income tax purposes was $80,288,348,453 accordingly, gross unrealized appreciation was $1,844,782,188 and gross unrealized depreciation was $4,055,279,482, resulting in net unrealized depreciation of $2,210,497,294.

15

SPDR S&P 500 ETF Trust
Notes to Financial Statements (continued)
September 30, 2010

Note 2 — Significant Accounting Policies – (continued)

At September 30, 2010, the Trust had capital loss carryforwards which may be used to offset any net realized gains, expiring September 30:

2011	$1,530,834,020
2012	445,024,832
2013	380,379,645
2014	1,174,140,896
2015	1,056,971,322
2016	917,820,735
2017	2,553,965,847
2018	190,637,430

During the tax year ended September 30, 2010, the Trust had $472,492,447 of capital loss carryforward expire.
The tax character of distributions paid during the year ended September 30, 2010 was $1,549,861,683 of ordinary income.
The tax character of distributions paid during the year ended September 30, 2009 was $1,938,730,332 of ordinary income.
The tax character of distributions paid during the year ended September 30, 2008 was $1,782,447,532 of ordinary income.

As of September 30, 2010, the components of distributable earnings (excluding unrealized appreciation/(depreciation)) on the tax basis were undistributed ordinary income of $0, undistributed long term capital gain of $0 and unrealized depreciation of $2,210,497,294.

Note 3 — Transactions with the Trustee and Sponsor

In accordance with the Trust Agreement, the Trustee maintains the Trust's accounting records, acts as custodian and transfer agent to the Trust, and provides administrative services, including filing of certain regulatory reports. The Trustee is also responsible for determining the composition of the portfolio of securities which must be delivered and/or received in exchange for the issuance and/or redemption of Creation Units of the Trust, and for adjusting the composition of the Trust's portfolio from time to time to conform to changes in the composition and/or weighting structure of the S&P 500 Index. For these services, the Trustee received a fee at the following annual rates for the year ended September 30, 2010:

Net asset value of the Trust	Fee as a percentage of net asset value of the Trust
$0 - $499,999,999	10/100 of 1% per annum plus or minus the Adjustment Amount
$500,000,000 - $2,499,999,999	8/100 of 1% per annum plus or minus the Adjustment Amount
$2,500,000,000 - and above	6/100 of 1% per annum plus or minus the Adjustment Amount

The Adjustment Amount is the sum of (a) the excess or deficiency of transaction fees received by the Trustee, less the expenses incurred in processing orders for creation and redemption of Units and (b) the amounts earned by the Trustee with respect to the cash held by the Trustee for the benefit of the Trust. During the year ended September 30, 2010, the Adjustment Amount reduced the Trustee's fee by $4,324,987. The Adjustment Amount included an excess of net transaction fees from processing orders of $3,954,228 and a Trustee earnings credit of $370,759. Prior to 2008, the Trustee earnings credit was presented separately on the Statement of Operations.

16

SPDR S&P 500 ETF Trust
Notes to Financial Statements (continued)
September 30, 2010

Note 3 — Transactions with the Trustee and Sponsor – (continued)

The Trustee voluntarily agreed to waive a portion of its fee, as needed, for one year through February 1, 2011, so that the total operating expenses would not exceed 9.45/100 of 1% (0.0945%) per annum of the daily net asset value. The total amount of such reimbursement by the Trustee for the years ended September 30, 2008, September 30, 2009 and September 30, 2010 was $6,923,474, $7,102,147 and $10,128,612, respectively. The Trustee has not entered into an agreement with the Trust to recapture waived fees in subsequent periods and the Trustee may discontinue the voluntary waiver.

Standard and Poor's ("S&P"), a division of The McGraw Hill Companies, Inc. and State Street Global Markets, LLC ("SSGM") have entered into a License Agreement. The License Agreement grants SSGM, an affiliate of the Trustee, a license to use the S&P 500 Index as a basis for determining the composition of the Portfolio and to use certain trade names and trademarks of S&P in connection with the Portfolio. The Trustee, on behalf of the Trust, NYSE Arca, Inc. ("NYSE Arca") and the Sponsor have each received a sublicense from SSGM and S&P for the use of the S&P 500 Index and such trade names and trademarks in connection with their rights and duties with respect to the Trust. The License Agreement may be amended without the consent of any of the owners of beneficial interests of Units. Currently, the License Agreement is scheduled to terminate on December 31, 2017, but its term may be extended without the consent of any of the owners of beneficial interests of Units. Pursuant to such arrangements and in accordance with the Trust agreement, the Trust reimburses the Sponsor for payment of fees under the License Agreement to S&P equal to 0.03% of the daily size of the Trust (based on Unit closing price and outstanding Units) plus an annual fee of $600,000.

Transactions with Affiliated Issuers

The Trust has invested in securities issued by an affiliate of the Trustee. Investments in State Street Corp., the holding company of the Trustee, were made according to its representative portion of the S&P 500 Index. The market value of these investments at September 30, 2010 is listed in the Schedule of Investments.

Note 4 — Shareholder Transactions

Units are issued and redeemed by the Trust only in Creation Unit size aggregations of 50,000 Units. Such transactions are only permitted on an in-kind basis, with a separate cash payment which is equivalent to the undistributed net investment income per Unit (income equalization) and a balancing cash component to equate the transaction to the net asset value per unit of the Trust on the transaction date. A transaction fee of $3,000 is charged in connection with each creation or redemption of Creation Units through the clearing process per participating party per day, regardless of the number of Creation Units created or redeemed. In the case of redemptions outside the clearing process, the Transaction Fee plus an additional amount not to exceed three (3) times the Transaction Fee applicable for one Creation Unit per Creation Unit redeemed, and such amount is deducted from the amount delivered to the redeemer. Transaction fees are received by the Trustee and used to defray the expense of processing orders.

Note 5 — Investment Transactions

For the year ended September 30, 2010, the Trust had in-kind contributions, in-kind redemptions, purchases and sales of investment securities of $150,305,793,354, $148,622,099,864, $4,374,016,308, and $3,863,767,068, respectively. Net realized gain (loss) on investment transactions in the Statement of Operations includes net gains resulting from in-kind transactions of $16,364,147,640.

17

SPDR S&P 500 ETF Trust
Other Information
September 30, 2010 (Unaudited)

For Federal income tax purposes, the percentage of Trust distributions which qualify for the corporate dividends paid deduction for the fiscal year ended September 30, 2010 is 98.16%.

For the fiscal year ended September 30, 2010 certain dividends paid by the Trust may be designated as qualified dividend income and subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. Complete information will be reported in conjunction with your 2010 Form 1099-DIV.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
Bid/Ask Price(1) vs. Net Asset Value ("NAV")
AS OF SEPTEMBER 30, 2010

	Bid/Ask Price Above NAV			Bid/Ask Price Below NAV		
	50 - 99 BASIS POINTS	100 - 199 BASIS POINTS	> 200 BASIS POINTS	50 - 99 BASIS POINTS	100 - 199 BASIS POINTS	> 200 BASIS POINTS
2010	0	0	0	0	0	0
2009	0	0	0	0	0	0
2008	3	4	1	5	1	0
2007	0	0	0	0	0	0
2006	0	0	0	0	0	0

Comparison of Total Returns Based on NAV and Bid/Ask Price(1)

The table below is provided to compare the Trust's total pre-tax returns at NAV with the total pre-tax returns based on bid/ask price and the performance of the S&P 500 Index. Past performance is not necessarily an indication of how the Trust will perform in the future.

Cumulative Total Return	1 Year	5 Year	10 Year
SPDR S&P 500 ETF Trust			
Return Based on NAV	10.08%	3.03%	−4.79%
Return Based on Bid/Ask Price	10.22%	3.00%	−4.68%
S&P 500 Index	10.16%	3.22%	−4.23%

Average Annual Total Return	1 Year	5 Year	10 Year
SPDR S&P 500 ETF Trust			
Return Based on NAV	10.08%	0.60%	−0.49%
Return Based on Bid/Ask Price	10.22%	0.59%	−0.48%
S&P 500 Index	10.16%	0.64%	−0.43%

(1) The Bid/Ask Price is the midpoint of the Consolidated Bid/Ask price at the time the Trust's NAV is calculated. From April 3, 2001 to November 28, 2008, the Bid/Ask was the Bid/Ask price on the NYSE Amex (formerly the American Stock Exchange), ordinarily 4:00 p.m. Prior to April 3, 2001, the Bid/Ask price was the Bid/Ask price on the close of trading on the American Stock Exchange, ordinarily 4:15 p.m.

19

AdvisorOne Funds Semi-Annual Report

Supplemental Information (Unaudited)(Continued)

October 31, 2010

Financial Statements of Underlying Fund

As discussed in Note 8 to the financial statements of the AdvisorOne Reservoir Fund, the following pages will include the financial statements of the aforementioned underlying fund, the Fifth Third Institutional Money Market Fund – Prime Obligations Fund (the “Portfolio”).   The pages have been extracted from the latest audited annual report published for the Portfolio, dated July 31, 2010.   The full report of the Fifth Third Institutional Money Market Fund, along with the report of the independent registered public accounting firm is included in the Fifth Third Institutional Money Market Funds’ N-CSR filing dated September 29, 2010, available at ‘www.sec.gov’.  Only data presented for the Fifth Third Institutional Money Market Fund – Prime Obligations Fund is pertinent to the overall review of the financial statements of the AdvisorOne Reservoir Fund.   Following the pages extracted from the website holdings report, the reader will find an unaudited portfolio of holdings for the Fifth Third Institutional Money Market Funds – Prime Obligations Fund as of October 31, 2010.

Institutional Money Market
Schedule of Investments
July 31, 2010

	Principal Amount	Value
Corporate Bonds (7.0%)		
Computers (0.3%)		
International Business Machines Corp., 1.07%, 7/28/11 (a)	$ 10,000,000	$ 10,062,909
Diversified Banks (0.5%)		
JPMorgan Chase & Co., 5.60%, 6/1/11	15,235,000	15,851,301
Diversified Financial Services (4.2%)		
General Electric Capital Corp., 0.51%, 8/15/11 (a)	6,160,000	6,150,721
General Electric Capital Corp., 0.58%, 4/28/11 (a)	10,000,000	9,985,967
General Electric Capital Corp., 4.88%, 10/21/10	16,000,000	16,149,948
General Electric Capital Corp., 5.00%, 12/1/10	10,000,000	10,149,855
General Electric Capital Corp., Series A, 4.25%, 9/13/10	14,600,000	14,659,716
General Electric Capital Corp., Series A, 4.25%, 12/1/10	14,580,000	14,757,412
General Electric Capital Corp., Series A, 6.13%, 2/22/11	49,826,000	51,333,887
General Electric Capital Corp., Series G, 0.35%, 1/26/11 (a)	15,000,000	14,981,505
		138,169,011
Finance-Investment Banker/Broker (0.9%)		
Bear Stearns Cos. LLC (The), 0.57%, 1/31/11 (a)	12,426,000	12,438,687
Bear Stearns Cos. LLC (The), 4.50%, 10/28/10	17,000,000	17,155,853
		29,594,540
Insurance (0.4%)		
Berkshire Hathaway, Inc., 0.35%, 2/10/11 (a)	10,000,000	10,000,000
Berkshire Hathaway Finance Corp., 4.20%, 12/15/10	4,595,000	4,659,100
		14,659,100
Medical Instruments (0.1%)		
Medtronic, Inc., Series B, 4.38%, 9/15/10	2,150,000	2,159,745
U.S Government Agencies (0.6%)		
Citibank NA, Series 1, 0.53%, 7/12/11 (a) (d)	18,665,000	18,686,833
Total Corporate Bonds		229,183,439
U.S. Government Agencies (11.1%)		
Fannie Mae (2.9%)		
0.34%, 11/15/10 **	15,000,000	14,984,983
0.46%, 3/1/11 **	15,000,000	14,959,367
1.38%, 4/28/11	9,600,000	9,670,727
2.75%, 4/11/11	9,200,000	9,350,728
2.88%, 10/12/10	15,335,000	15,408,582
3.25%, 8/12/10	15,000,000	15,012,168
4.75%, 12/15/10	14,960,000	15,201,790
		94,588,345

Continued

17

Institutional Money Market
Schedule of Investments, continued
July 31, 2010

	Principal Amount	Value
U.S. Government Agencies, continued		
Federal Home Loan Bank (0.3%)		
4.13%, 8/13/10	$ 5,025,000	$ 5,030,784
5.13%, 9/10/10	4,600,000	4,622,297
		9,653,081
Freddie Mac (3.6%)		
0.25%, 5/4/11 (a)	15,000,000	14,993,121
0.32%, 11/16/10 **	25,000,000	24,976,222
0.33%, 1/15/42 (a)	7,328,951	7,328,951
0.38%, 8/10/10 (a)	35,000,000	35,000,000
1.50%, 1/7/11	15,000,000	15,072,487
5.00%, 10/18/10	9,825,000	9,920,977
6.88%, 9/15/10	10,000,000	10,080,536
		117,372,294
Straight-A Funding LLC (4.3%)		
0.30%, 10/1/10 (b)	30,000,000	29,984,750
0.35%, 8/24/10 (b)	25,661,000	25,655,262
0.39%, 8/12/10 (b)	25,000,000	24,997,021
0.41%, 8/16/10 (b)	17,639,000	17,635,987
0.43%, 9/1/10 (b)	25,000,000	24,990,743
0.45%, 9/1/10 (b)	19,206,000	19,198,888
		142,462,651
Total U.S. Government Agencies		364,076,371
U.S. Treasury Obligations (0.3%)		
U.S. Treasury Notes (0.3%)		
2.38%, 8/31/10	10,000,000	10,015,365
Total U.S. Treasury Obligations		10,015,365
Certificates of Deposit (8.9%)		
Commercial Banks (2.7%)		
Bank of Montreal, 0.37%, 8/6/10	25,000,000	25,000,000
Toronto Dominion, 0.33%, 9/20/10	20,000,000	20,000,000
Toronto Dominion, 0.46%, 11/5/10	20,000,000	20,000,000
Toronto Dominion, 0.50%, 1/4/11	25,000,000	25,000,000
		90,000,000
Commercial Banks-Eastern U.S. (5.1%)		
Rabobank Nederland NV, 0.30%, 9/10/10	25,000,000	25,000,000
Rabobank Nederland NV, 0.44%, 1/28/11	35,000,000	35,000,000
Rabobank Nederland, New York Branch, 0.36%, 9/7/10	25,000,000	25,000,254

Continued

18

Institutional Money Market
Schedule of Investments, continued
July 31, 2010

	Principal Amount	Value
Certificates of Deposit, continued		
Commercial Banks-Eastern U.S., continued		
Rabobank Nederland, New York Branch, 0.52%, 9/14/10	$ 15,000,000	$ 15,002,172
Societe Generale New York, Inc., 0.35%, 8/4/10	64,600,000	64,600,241
		164,602,667
Commercial Banks-Non U.S. (1.1%)		
Societe Generale North America, Inc., 0.23%, 8/2/10	35,000,000	34,999,776
Total Certificates of Deposit		289,602,443
Commercial Paper (21.6%)		
Asset Backed Commercial Paper (2.8%)		
Falcon Asset Securitization Co. LLC, 0.35%, 10/22/10 (b)	25,000,000	24,980,069
Old Line Funding LLC, 0.43%, 10/1/10 (b)	25,000,000	24,981,785
Old Line Funding LLC, 0.45%, 9/20/10 (b)	20,000,000	19,987,500
Old Line Funding LLC, 0.48%, 9/2/10 (b)	20,000,000	19,991,467
		89,940,821
Beverages-Non Alcoholic (1.2%)		
Coca-Cola Co. (The), 0.36%, 10/19/10 ** (b)	20,000,000	19,984,639
Coca-Cola Co. (The), 0.49%, 2/1/11 (b)	20,000,000	19,949,911
		39,934,550
Commercial Banks Non-U.S. (4.7%)		
Bank of Nova Scotia, 0.34%, 9/22/10 **	25,000,000	24,987,722
Bank of Nova Scotia, 0.35%, 9/13/10	25,000,000	24,999,992
Bank of Nova Scotia, 0.40%, 10/22/10 **	20,000,000	19,981,778
Bank of Nova Scotia, 0.45%, 8/9/10	25,000,000	24,997,500
National Australia Funding, 0.36%, 1/3/11 (b)	35,000,000	34,945,750
National Australia Funding, 0.42%, 9/13/10 (b)	25,000,000	24,987,458
		154,900,200
Cosmetics & Toiletries (0.8%)		
Procter & Gamble Co. (The), 0.24%, 10/6/10 (b)	25,000,000	24,989,000
Fiduciary Banks (2.8%)		
State Street Corp., 0.48%, 9/27/10	40,000,000	39,969,600
State Street Corp., 0.53%, 9/8/10	25,000,000	24,987,333
State Street Corp., 0.54%, 9/16/10	25,000,000	24,984,667
		89,941,600

Continued

19

Institutional Money Market
Schedule of Investments, continued
July 31, 2010

	Principal Amount	Value
Commercial Paper, continued		
Finance-Auto Loans (3.5%)		
Toyota Motor Credit Corp., 0.40%, 10/25/10	$ 35,000,000	$ 34,966,945
Toyota Motor Credit Corp., 0.50%, 10/1/10	35,000,000	34,970,347
Toyota Motor Credit Corp., 0.57%, 8/23/10	20,000,000	19,993,033
Toyota Motor Credit Corp., 0.57%, 9/9/10	25,000,000	24,984,563
		114,914,888
Food-Miscellaneous/Diversified (1.5%)		
Nestle Capital Corp., 0.38%, 12/6/10 ** [b]	25,000,000	24,966,486
Nestle Capital Corp., 0.39%, 12/14/10 [b]	25,000,000	24,963,438
		49,929,924
Medical-Hospitals (0.4%)		
Essentia Health, 0.23%, 8/27/10 (LOC: Wells Fargo)	14,000,000	13,996,663
Regional Authority (0.3%)		
Texas Public Finance Authority, 0.35%, 8/9/10	8,450,000	8,450,000
Schools (1.1%)		
University of Michigan, 0.26%, 9/1/10	25,000,000	25,000,000
University of Michigan, 0.37%, 10/4/10	12,000,000	12,000,000
		37,000,000
U.S. Municipals (0.6%)		
Walnut Energy Center Authority, 0.35%, 9/22/10, (LOC: State Street Corp.)	19,980,000	19,969,899
Water (1.9%)		
Massachusetts State Water Resources, 0.30%, 8/5/10 (LOC: Bayerische Landesbank)	63,000,000	63,000,000
Total Commercial Paper		706,967,545
Demand Notes (3.8%)		
Building Products-Cement & Aggregate (0.7%)		
Sioux City Brick & Tile Co., 0.32%, 12/1/36, (LOC: US Bancorp) [a] [b]	23,450,000	23,450,000
Finance-Other Services (0.9%)		
Lexington Financial Services LLC, 0.31%, 1/1/33, (LOC: Bank of America) [a]	29,335,000	29,335,000
Special Purpose Entity (2.2%)		
Corporate Finance Managers, Inc., 0.32%, 2/2/43, (LOC: Wells Fargo & Co.) [a]	11,945,000	11,945,000
Erickson Foundation, Inc. (The), 0.31%, 12/1/17, (LOC: FHLB) [a]	25,000,000	25,000,000

Continued

20

Institutional Money Market
Schedule of Investments, continued
July 31, 2010

	Principal Amount	Value
Demand Notes, continued		
Special Purpose Entity, continued		
Gulf Gate Apartments, Series 2003, 0.32%, 9/1/28, (LOC: Wells Fargo & Co.) [(a)(b)]	$ 7,295,000	$ 7,295,000
Pershing Drive Associates L.P., 0.44%, 12/15/28, (LOC: Royal Bank of Canada) [(a)]	11,090,000	11,090,000
Rush Medical Foundation, 0.31%, 12/1/31, (LOC: US Bank) [(a)]	5,400,000	5,400,000
Saddleback Valley Community Church, 0.31%, 11/1/38, (LOC: FHLB) [(a)]	11,090,000	11,090,000
		71,820,000
Total Demand Notes		124,605,000
Municipal Demand Notes (26.6%)		
Arizona (0.3%)		
Glendale Industrial Development Authority, Thunderbird, Garvin School, Series B, 0.30%, 7/1/35, (LOC: Bank of New York Co., Inc.) [(a)]	11,255,000	11,255,000
California (0.9%)		
Sacramento County Housing Authority, Multi-Family, Natomas Park Apartments, Series B, 0.33%, 7/15/35, (LOC: FNMA) [(a)]	915,000	915,000
Statewide Communities Development Authority, Multi-Family Housing, Series X-T, 0.37%, 10/15/32, (LOC: FNMA) [(a)]	300,000	300,000
Statewide Communities Development Authority, Multi-Family, Valley Palms Apartments, Series C-T, 0.30%, 5/15/35, (LOC: FNMA) [(a)]	1,835,000	1,835,000
Economic Recovery Bonds, Series C-11, GO, 0.21%, 7/1/23, (LOC: BNP Paribas) [(a)]	14,900,000	14,900,000
Housing Finance Agency, Housing Program Bonds, Series B, 0.30%, 8/1/36, (LOC: FMNA/FHLMC) [(a)]	9,155,000	9,155,000
Kern Water Bank Authority, Series B, 0.32%, 7/1/28, (LOC: Wells Fargo & Co.) [(a)]	3,716,000	3,716,000
		30,821,000
Colorado (0.6%)		
Housing & Finance Authority, Single Family Mortgage Bonds, Series I, 0.33%, 11/1/36, (LOC: FMNA/FHLMC) [(a)]	6,430,000	6,430,000
Housing & Finance Authority, Single Family Mortgage Bonds, Series I-B2, 0.31%, 11/1/33, (LOC: FMNA/FHLMC) [(a)]	12,405,000	12,405,000
		18,835,000
District of Columbia (0.9%)		
District of Columbia, Georgetown University, Series B-2, 0.22%, 4/1/41, (LOC: JP Morgan, Inc.) [(a)]	13,280,000	13,280,000

Continued

21

Institutional Money Market

Schedule of Investments, continued

July 31, 2010

	Principal Amount	Value
Municipal Demand Notes, continued		
District of Columbia, continued		
District of Columbia, Georgetown University, Series C, 0.22%, 4/1/42, (LOC: TD Bank N.A.) [(a)]	$ 15,000,000	$ 15,000,000
		28,280,000
Florida (2.7%)		
University South Florida Research Foundation, Inc., Series C, 0.35%, 8/1/34, (LOC: Bank of America) [(a)]	9,800,000	9,800,000
Miami-Dade County Industrial Development Authority, Dolphin Stadium Project, 0.30%, 7/1/37, (LOC: Societe Generale) [(a)]	45,000,000	45,000,000
Municipal Power Agency, All Required Project, Series D, 0.32%, 10/1/25, (LOC: Bank of America) [(a)]	32,295,000	32,295,000
		87,095,000
Georgia (0.3%)		
Augusta Housing Authority, Westbury Creek Apartments, Series B, 0.37%, 5/15/33, (LOC: FNMA) [(a)]	500,000	500,000
Winder-Barrow County Joint Development Authority, Republic Services, Inc. Project, 0.25%, 11/1/34, (LOC: Wells Fargo & Co.) [(a)]	8,800,000	8,800,000
		9,300,000
Illinois (2.0%)		
City of Chicago Midway Airport Revenue, Series A-2, 0.32%, 1/1/25, (LOC: JP Morgan, Inc.) [(a)]	16,500,000	16,500,000
County of Will, Exxon Mobil Project, AMT, 0.16%, 4/1/26, (LOC: Exxon Mobil Corp.) [(a)]	20,000,000	20,000,000
Finance Authority, Commonwealth Edison Co. Project, Series F, 0.24%, 3/1/17, (LOC: JP Morgan, Inc.) [(a)]	10,100,000	10,100,000
Finance Authority, Fairview Village, Series E, 0.31%, 8/15/42, (LOC: Bank of America) [(a)]	6,135,000	6,135,000
Finance Authority, Franciscan Communities, Series B, 0.40%, 5/1/36, (LOC: Bank of America) [(a)]	11,655,000	11,655,000
		64,390,000
Indiana (2.0%)		
City of Indianapolis Development, Multi-Family Housing, Pedcor Investments, Series B, 0.50%, 11/1/36, (LOC: FHLB) [(a)]	951,000	951,000
County of Vigo, Republic Services, Inc. Project, AMT, 0.32%, 7/1/33, (LOC: Wells Fargo & Co.) [(a)]	10,000,000	10,000,000
Health Facility Financing Authority, Community Foundation of Northwest Indiana, Series B, 0.31%, 8/1/25, (LOC: Bank of Montreal) [(a)]	20,580,000	20,580,000

Continued

22

Institutional Money Market
Schedule of Investments, continued
July 31, 2010

	Principal Amount	Value
Municipal Demand Notes, continued		
Indiana, continued		
Housing & Community Development Authority, Series A-2, AMT, 0.29%, 1/1/37, (LOC: FNMA/FHLMC) [(a)]	$ 25,000,000	$ 25,000,000
Terre Haute, Westminister Village, Series B, 0.39%, 8/1/36, (LOC: Banco Santander SA) [(a)]	9,300,000	9,300,000
		65,831,000
Kentucky (2.5%)		
County of Boone, Northern Kentucky University Metropolitan Education and Training Services Center Project, 0.47%, 6/1/23, (LOC: U.S. Bancorp) [(a)]	4,445,000	4,445,000
Louisville & Jefferson County Regional Airport Authority, Series A, AMT, 0.31%, 1/1/29, (LOC: United Parcel Service, Inc.) [(a)]	37,000,000	37,000,000
Louisville & Jefferson County Regional Airport Authority, Series C, AMT, 0.19%, 1/1/29, (LOC: United Parcel Service, Inc.) [(a)]	40,500,000	40,500,000
		81,945,000
Maryland (1.1%)		
Health & Higher Educational Facilities Authority, Adventist Healthcare, Series B, 0.31%, 1/1/35, (LOC: Deutsche Bank) [(a)]	21,995,000	21,995,000
Health & Higher Educational Facilities Authority, Charlestown Community, Series B, 0.32%, 1/1/28, (LOC: Bank of America) [(a)]	14,500,000	14,500,000
		36,495,000
Massachusetts (1.1%)		
Development Finance Agency, Briarwood, Series B, 0.39%, 1/1/35, (LOC: Banco Santander SA) [(a)]	8,650,000	8,650,000
Development Finance Agency, Linden Ponds, Inc., Series C, 0.46%, 11/1/42, (LOC: Banco Santander SA) [(a)]	10,000,000	10,000,000
Simmons College, 0.34%, 10/1/22, (LOC: JP Morgan, Inc.) [(a)]	17,260,000	17,260,000
		35,910,000
Michigan (0.4%)		
Charter Township of Canton, GO, 2.75%, 3/1/11, (LOC: Comerica Bank)	500,000	500,000
Charter Township of Ypsilanti, Capital Improvements, Series B, GO, 2.75%, 4/1/19, (LOC: Comerica Bank)	2,280,000	2,280,000
University of Michigan Hospital, Series A, 0.21%, 12/1/35, (LOC: University of Michigan) [(a)]	10,500,000	10,500,000
		13,280,000

Continued

23

Institutional Money Market
Schedule of Investments, continued
July 31, 2010

	Principal Amount	Value
Municipal Demand Notes, continued		
Minnesota (0.7%)		
City of Plymouth, Carlson Center Project, 0.37%, 4/1/12, (LOC: U.S. Bancorp) [(a)]	$ 400,000	$ 400,000
City of St Paul, 0.32%, 11/1/25, (LOC: U.S. Bancorp) [(a)]	12,100,000	12,100,000
Office of Higher Education, Supplemental Student Loan, Series A, 0.32%, 12/1/43, (LOC: U.S. Bancorp) [(a)]	10,000,000	10,000,000
		22,500,000
Mississippi (2.5%)		
Business Finance Corp., Chevron USA, Inc. Project, Series B, 0.25%, 12/1/30, (LOC: Chevron) [(a)]	20,000,000	20,000,000
Business Finance Corp., Chevron USA, Inc. Project, Series C, 0.17%, 12/1/30, (LOC: Chevron) [(a)]	35,050,000	35,050,000
Business Finance Corp., Chevron USA, Inc. Project, Series G, 0.18%, 12/1/30, (LOC: Chevron) [(a)]	26,000,000	26,000,000
		81,050,000
New Mexico (0.1%)		
City of Albuquerque Industrial, KTECH Corp. Project, 0.37%, 11/1/22, (LOC: Wells Fargo & Co.) [(a)]	3,940,000	3,940,000
City of Albuquerque Industrial, KTECH Corp. Project, 0.37%, 8/1/25, (LOC: Wells Fargo & Co.) [(a)]	1,400,000	1,400,000
		5,340,000
New York (0.2%)		
New York City Housing Development Corp., Verde Apartments, Series A, 0.34%, 1/1/16, (LOC: JP Morgan, Inc.) [(a)]	6,300,000	6,300,000
Ohio (2.3%)		
Air Quality Development Authority, AK Steel Project, Series B, 0.35%, 6/1/24, (LOC: Royal Bank of Scotland) [(a)]	26,000,000	26,000,000
City of Cleveland, Airport System, Series B, 0.34%, 1/1/20, (LOC: U.S. Bancorp) [(a)]	5,875,000	5,875,000
County of Cuyahoga Health Care Facilities, Franciscan Communities, Series F, 0.40%, 5/15/12, (LOC: Bank of America) [(a)]	605,000	605,000
County of Hamilton Hospital Facilities Revenue, Elizabeth Gamble, Series A, 0.27%, 6/1/27, (LOC: Northern Trust Company) [(a)]	35,000,000	35,000,000
Ohio State University (The), 0.20%, 12/1/21, (LOC: Ohio State University) [(a)]	6,700,000	6,700,000
		74,180,000
Pennsylvania (1.4%)		
Berks County Municipal Authority, Phoebe-Devitt Homes Project, Series C, 0.39%, 5/15/22, (LOC: Banco Santander SA) [(a)]	2,645,000	2,645,000

Continued

24

Institutional Money Market
Schedule of Investments, continued
July 31, 2010

	Principal Amount	Value
Municipal Demand Notes, continued		
Pennsylvania, continued		
Blair County Industrial Development Authority, 0.31%, 10/1/28, (LOC: PNC Bank NA) [a]	$ 9,000,000	$ 9,000,000
Delaware County Industrial Development Authority, 0.22%, 12/1/15, (LOC: United Parcel Service, Inc.) [a]	33,370,000	33,370,000
		45,015,000
South Carolina (1.1%)		
Jobs-Economic Development Authority, Republic Services, Inc. Project, 0.25%, 4/1/34, (LOC: Wells Fargo & Co.) [a]	6,750,000	6,750,000
Jobs-Economic Development Authority, University Medical Associations Refinance Project, 0.25%, 7/1/37, (LOC: Wells Fargo & Co.) [a] [b]	28,100,000	28,100,000
		34,850,000
Texas (2.7%)		
Lower Neches Valley Authority Industrial Development Corp., ExxonMobil Project, Series B-4, AMT, 0.16%, 3/1/33, (LOC: Exxon Mobil Corp.) [a]	10,330,000	10,330,000
Port Corpus Christi Industrial Development Corp., Citgo Petroleum Rmkt, AMT, 0.30%, 11/1/31, (LOC: BNP Paribas) [a]	29,200,000	29,200,000
State Veterans Housing Fund, Series A-2, AMT, GO, 0.27%, 12/1/29, (LOC: Wells Fargo & Co.) [a]	14,700,000	14,700,000
Veterns Housing Assistance Program, Series A, GO, AMT, 0.28%, 12/1/34, (LOC: State Street Corp.) [a]	29,110,000	29,110,000
Veterns Housing Assistance Program, Series A-2, GO, 0.30%, 12/1/29, (LOC: JP Morgan, Inc.) [a]	5,000,000	5,000,000
		88,340,000
Utah (0.1%)		
Telecommunication Open Infrastructure Agency, 0.33%, 6/1/40, (LOC: FHLB) [a]	2,000,000	2,000,000
Virginia (0.2%)		
Alexandria Industrial Development Authority, American Academy of Otolaryngology, Series A, 0.32%, 7/1/30, (LOC: Bank of America) [a]	8,450,000	8,450,000
Washington (0.2%)		
State Housing Finance Commission, Multi-Family, Granite Falls Retirement Plaza, Series B, 0.36%, 10/1/27, (LOC: Wells Fargo & Co.) [a]	845,000	845,000

Continued

25

Institutional Money Market
Schedule of Investments, continued
July 31, 2010

	Principal Amount	Value
Municipal Demand Notes, continued		
Washington, continued		
State Housing Finance Commission, Multi-Family, Sir Summer Ridge Associates, Series B, 0.32%, 12/1/29, (LOC: U.S. Bancorp) [a]	$ 405,000	$ 405,000
State Housing Finance Commission, Multi-Family, Vintage At Everett, Series B, 0.33%, 1/15/38, (LOC: FNMA) [a]	1,285,000	1,285,000
State Housing Finance Commission, Rockwood Retirement Communities, Series B, 0.30%, 1/1/30, (LOC: Wells Fargo & Co.) [a]	3,945,000	3,945,000
		6,480,000
West Virginia (0.3%)		
Brooke County, Bethany College Project, Series B, 0.33%, 12/1/37, (LOC: PNC Bank NA) [a]	5,000,000	5,000,000
Economic Development Authority, Appalachian Power Co., Series B, 0.20%, 12/1/42, (LOC: U.S. Bancorp) [a]	5,600,000	5,600,000
		10,600,000
Total Municipal Demand Notes		868,542,000

	Shares	
Money Markets (3.9%)		
AIM STIT Liquid Assets Portfolio [f]	127,543,835	127,543,835
Goldman Sachs Financial Square Prime Obligations Fund [f]	1,278,143	1,278,143
Total Money Markets		128,821,978

	Principal Amount	
Repurchase Agreements (16.7%)		
Barclays PLC, 0.21%, dated 7/30/10, due 8/2/10, (Repurchase proceeds, $150,002,625, Collateralized by U.S. Treasury Security, 2.25%, 1/31/15, value $153,000,037)	$150,000,000	150,000,000
Deutsche Bank, 0.20%, dated 7/30/10, due 8/2/10, (Repurchase proceeds, $290,004,834, Collateralized by various U.S. Government Agency Securities, 0.00%-6.63%, 9/13/10-10/17/36, value $295,800,631)	290,000,000	290,000,000
Toronto Dominion, 0.22%, dated 7/30/10, due 8/2/10, (Repurchase proceeds, $100,001,833, Collateralized by U.S. Treasury Security, 2.00%, 9/30/10, value $102,000,096)	100,000,000	100,000,000

Continued

26

Institutional Money Market
Schedule of Investments, continued
July 31, 2010

	Principal Amount	Value
Repurchase Agreements, continued		
UBS Investment Bank, 0.19%, dated 7/30/10, due 8/2/10, (Repurchase proceeds, $7,522,119, Collateralized by Federal Farm Credit Banks, 0.00%, 12/8/11-1/25/13, value $7,673,018)	$ 7,522,000	$ 7,522,000
Total Repurchase Agreements		547,522,000
Total Investments (Cost $3,269,336,141)† - 99.9%		3,269,336,141
Other assets in excess of liabilities - 0.1%		3,342,746
NET ASSETS - 100.0%		$3,272,678,887

Notes to Schedule of Investments

** Rate represents the effective yield at purchase.

† Also represents cost for federal income tax purposes.

(a) Variable rate security. Rate presented represents rate in effect at July 31, 2010.

(b) Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund's advisor has deemed this security to be liquid based upon procedures approved by the Board of Trustees.

(c) Investment is in Institutional Shares of underlying fund/portfolio.

(d) FDIC guaranteed through Treasury Liquidity Guarantee Program

The following abbreviations are used in the Schedule of Investments:
AMT - Alternative Minimum Tax
FHLB - Federal Home Loan Bank
FHLMC - Federal Home Loan Mortgage Corporation
FNMA - Federal National Mortgage Association
GO - General Obligation
LOC - Letter of Credit

At July 31, 2010, Institutional Money Market's investments were in the following countries:

Country	
Canada	3.7%
France	2.0%
Netherlands	1.8%
United States	92.5%
Total	**100.0%**

See notes to schedules of investments and notes to financial statements.

27

Fifth Third Funds
Statements of Assets and Liabilities
July 31, 2010

	Prime Money Market
Assets:	
Investments, at amortized cost and value	$ 789,420,943
Repurchase agreement, at cost and value	119,505,000
Total Investments	908,925,943
Cash	—
Interest receivable	1,462,246
Receivable for investments sold	12,295,371
Receivable for Fund shares sold	68,031
Receivable from Advisor and affiliates	54,067
Prepaid expenses and other assets	44,779
Total Assets	922,850,437
Liabilities:	
Cash overdraft	1,892
Distributions payable	6,117
Payable for investments purchased	8,034,417
Payable for Fund shares redeemed	5,724
Accrued expenses and other payables:	
Payable to Advisor and affiliates	—
Distribution and administrative servicing fee	281,297
Other	81,235
Total Liabilities	8,410,682
Net Assets:	
Paid-in Capital	$ 915,592,645
Accumulated net investment income	139,925
Accumulated net realized gain (loss) from investment transactions	(1,292,815)
Net Assets	$ 914,439,755
Net Assets:	
Institutional Shares	$ 483,485,810
Class A Shares	429,678,458
Class B Shares	1,177,850
Class C Shares	97,637
Select Shares	NA
Preferred Shares	NA
Trust Shares	NA
Total	$ 914,439,755
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value):	
Institutional Shares	484,189,495
Class A Shares	430,301,711
Class B Shares	1,179,647
Class C Shares	97,774
Select Shares	NA
Preferred Shares	NA
Trust Shares	NA
Total	915,768,627
Net Asset Value	
Offering and redemption price per share - Institutional Shares, Class A Shares, Class B Shares, Class C Shares, Select Shares, Preferred Shares and Trust Shares[(a)]	$ 1.00

[(a)] Redemption price per share for Class B Shares and Class C Shares varies by length of time shares are held.

See notes to financial statements.

36

Fifth Third Funds
Statements of Assets and Liabilities
July 31, 2010

Institutional Money Market	Institutional Government Money Market	U.S. Treasury Money Market
$2,721,814,141	$1,368,249,563	$ 582,102,994
547,522,000	710,067,000	853,699,000
3,269,336,141	2,078,316,563	1,435,801,994
–	801	93,855
4,379,824	3,935,911	1,481,410
–	–	–
58,580	128,625	9,882
–	–	–
81,841	76,686	73,381
3,273,856,386	2,082,458,586	1,437,460,522
7,045	–	–
127,493	56,381	18,474
20,026	1,413	17,290,832
351,610	–	2,316
444,869	196,741	110,261
141,458	166,491	125,451
84,998	62,503	47,803
1,177,499	483,529	17,595,137
$3,275,279,173	$2,081,958,984	$1,419,818,594
42,757	32,829	46,791
(2,643,043)	(16,756)	–
$3,272,678,887	$2,081,975,057	$1,419,865,385
$2,826,418,728	$1,654,461,500	$1,144,685,934
NA	NA	NA
NA	NA	NA
NA	NA	NA
104,437,620	57,800,026	9,203,496
123,711,247	237,627,231	188,149,202
218,111,292	132,086,300	77,826,753
$3,272,678,887	$2,081,975,057	$1,419,865,385
2,828,677,134	1,654,475,173	1,144,545,203
NA	NA	NA
NA	NA	NA
NA	NA	NA
104,524,167	57,800,591	9,198,067
123,796,416	237,623,961	188,093,857
218,290,269	132,085,307	77,815,619
3,275,287,986	2,081,985,032	1,419,652,746
$ 1.00	$ 1.00	$ 1.00

See notes to financial statements.

37

Fifth Third Funds

Statements of Operations
For the year ended July 31, 2010

	Prime Money Market
Investment Income:	
Interest income	$ 4,033,904
Dividend income	101,951
Total Income	4,135,855
Expenses:	
Investment advisory fees	4,176,733
Administration fees	1,813,271
Distribution servicing fees - Class A	1,181,763
Distribution servicing fees - Class B	17,532
Distribution servicing fees - Class C	2,300
Administrative servicing fees - Class C	767
Administrative servicing fees - Select Shares	NA
Administrative servicing fees - Preferred Shares	NA
Administrative servicing fees - Trust Shares	NA
Accounting fees	216,303
Registration and filing fees	35,069
Transfer and dividend disbursing agent fees	84,449
Custody fees	41,386
Trustees' fees and expenses	50,231
Professional fees	48,628
Printing expense	51,441
Treasury Guarantee Program expense	84,374
Other expenses	68,380
Total expenses	7,872,627
Less: Waiver and/or reimbursement from Advisor and/or affiliates	(2,692,116)
Distribution/servicing fees waived	(1,191,389)
Fair Fund reimbursement*	(71,662)
Net Expenses	3,917,460
Net Investment Income	218,395
Net realized gains (losses) on investments	(1,099,856)
Change in net assets resulting from operations	$ (881,461)

* See Note 4.

See notes to financial statements.

38

Fifth Third Funds
Statements of Operations
For the year ended July 31, 2010

Institutional Money Market	Institutional Government Money Market	U.S. Treasury Money Market
$ 10,651,540	$ 6,029,202	$ 3,122,631
241,570	112,569	2,949
10,893,110	6,141,771	3,125,580
12,242,870	8,460,755	5,793,805
5,315,597	3,673,176	2,515,392
NA	NA	NA
NA	NA	NA
NA	NA	NA
NA	NA	NA
84,010	64,822	12,571
189,713	462,749	343,989
605,518	360,098	191,364
421,970	324,161	254,353
28,523	25,679	24,818
121,956	92,285	63,492
88,222	66,223	49,464
132,870	101,387	67,130
109,984	84,963	57,258
7,320	1,230	1,374
140,783	83,396	124,611
210,113	166,529	147,226
19,699,449	13,967,453	9,646,847
(12,251,918)	(8,581,505)	(6,241,188)
(338,418)	(559,021)	(532,567)
(1,530)	(10,637)	(32,326)
7,107,583	4,816,290	2,840,766
3,785,527	1,325,481	284,814
(2,560,615)	(10,210)	1,912
$ 1,224,912	$ 1,315,271	$ 286,726

See notes to financial statements.

39

Fifth Third Funds
Statements of Changes in Net Assets

	Prime Money Market	
	Year ended July 31, 2010	Year ended July 31, 2009
Change in Net Assets:		
Operations:		
Net investment income	$ 218,395	$ 17,667,669
Net realized gains (losses) from investment transactions	(1,099,856)	14,024
Change in net assets resulting from operations	(881,461)	17,681,693
Distributions to shareholders from net investment income:		
Institutional Shares	(95,432)	(10,944,254)
Class A Shares	(73,523)	(6,701,724)
Class B Shares	(289)	(16,233)
Class C Shares	(66)	(5,743)
Select Shares	NA	NA
Preferred Shares	NA	NA
Trust Shares	NA	NA
Change in net assets from Fund shareholder distributions	(169,310)	(17,667,954)
Change in net assets from fund share transactions	(348,543,096)	(353,716,571)
Change in net assets	(349,593,867)	(353,702,832)
Net Assets:		
Beginning of period	1,264,033,622	1,617,736,454
End of period	$ 914,439,755	$1,264,033,622
Accumulated net investment income	$ 139,925	$ 88,669

See notes to financial statements.

40

Fifth Third Funds
Statements of Changes in Net Assets

Institutional Money Market		Institutional Government Money Market		U.S. Treasury Money Market	
Year ended July 31, 2010	Year ended July 31, 2009	Year ended July 31, 2010	Year ended July 31, 2009	Year ended July 31, 2010	Year ended July 31, 2009
$ 3,785,527	$ 41,332,428	$ 1,325,481	$ 19,690,441	$ 284,814	$ 10,629,044
(2,560,615)	35,809	(10,210)	(6,545)	1,912	38,452
1,224,912	41,368,237	1,315,271	19,683,896	286,726	10,667,496
(3,619,983)	(34,052,552)	(1,207,219)	(14,141,762)	(203,455)	(8,035,343)
NA	NA	NA	NA	NA	NA
NA	NA	NA	NA	NA	NA
NA	NA	NA	NA	NA	NA
(63,824)	(1,855,064)	(22,877)	(639,427)	(2,525)	(151,465)
(33,843)	(1,626,668)	(45,882)	(3,062,459)	(33,797)	(2,007,705)
(35,284)	(3,847,827)	(20,766)	(1,872,559)	(11,410)	(439,475)
(3,752,934)	(41,382,111)	(1,296,744)	(19,716,207)	(251,187)	(10,633,988)
166,870,309	184,526,242	(624,768,905)	1,416,187,748	(301,497,587)	(141,261,298)
164,342,287	184,512,368	(624,750,378)	1,416,155,437	(301,462,048)	(141,227,790)
3,108,336,600	2,923,824,232	2,706,725,435	1,290,569,998	1,721,327,433	1,862,555,223
$3,272,678,887	$3,108,336,600	$2,081,975,057	$2,706,725,435	$1,419,865,385	$1,721,327,433
$ 42,757	$ 6,520	$ 32,829	$ 1,706	$ 46,791	$ 8,158

See notes to financial statements.

41

Fifth Third Funds

Statements of Changes in Net Assets, continued — Fund Share Transactions

	Prime Money Market	
	Year ended July 31, 2010	Year ended July 31, 2009
*Share Transactions:**		
Institutional Shares		
Shares issued	735,171,371	1,447,894,942
Dividends reinvested	19,565	1,686,958
Shares redeemed	(974,185,002)	(1,619,326,625)
Total Institutional Shares	(238,994,066)	(169,744,725)
Class A Shares		
Shares issued	263,030,812	764,807,283
Dividends reinvested	74,532	6,683,342
Shares redeemed	(370,474,843)	(955,422,760)
Total Class A Shares	(107,369,499)	(183,932,135)
Class B Shares		
Shares issued	85,295	2,738,356
Dividends reinvested	106	6,012
Shares redeemed	(1,507,739)	(2,534,090)
Total Class B Shares	(1,422,338)	210,278
Class C Shares		
Shares issued	263,595	525,511
Dividends reinvested	54	5,421
Shares redeemed	(1,020,842)	(778,744)
Total Class C Shares	(757,193)	(247,812)
Select Shares		
Shares issued	NA	NA
Dividends reinvested	NA	NA
Shares redeemed	NA	NA
Total Select Shares	NA	NA
Preferred Shares		
Shares issued	NA	NA
Dividends reinvested	NA	NA
Shares redeemed	NA	NA
Total Preferred Shares	NA	NA
Trust Shares		
Shares issued	NA	NA
Dividends reinvested	NA	NA
Shares redeemed	NA	NA
Total Trust Shares	NA	NA

* Share transactions are at a Net Asset Value of $1.00 per share.

See notes to financial statements.

42

Fifth Third Funds
Statements of Changes in Net Assets, continued —
Fund Share Transactions

Institutional Money Market		Institutional Government Money Market		U.S. Treasury Money Market	
Year ended July 31, 2010	Year ended July 31, 2009	Year ended July 31, 2010	Year ended July 31, 2009	Year ended July 31, 2010	Year ended July 31, 2009
10,016,269,183	9,060,498,809	6,096,647,083	7,559,025,399	2,447,810,948	6,355,929,792
2,002,992	17,780,796	334,770	5,501,119	58,606	2,299,091
(9,697,385,018)	(8,950,954,448)	(6,500,769,886)	(6,287,174,892)	(2,608,544,405)	(6,269,946,880)
320,887,157	127,325,157	(403,788,033)	1,277,351,626	(160,674,851)	88,282,003
NA	NA	NA	NA	NA	NA
NA	NA	NA	NA	NA	NA
NA	NA	NA	NA	NA	NA
NA	NA	NA	NA	NA	NA
NA	NA	NA	NA	NA	NA
NA	NA	NA	NA	NA	NA
NA	NA	NA	NA	NA	NA
NA	NA	NA	NA	NA	NA
NA	NA	NA	NA	NA	NA
NA	NA	NA	NA	NA	NA
NA	NA	NA	NA	NA	NA
NA	NA	NA	NA	NA	NA
794,136,313	683,983,020	223,015,773	405,884,053	23,183,418	84,816,976
37,747	1,126,119	16,628	527,291	558	18,697
(807,093,921)	(678,077,650)	(278,607,436)	(336,828,569)	(38,723,636)	(80,625,209)
(12,919,861)	7,031,489	(55,575,035)	69,582,775	(15,539,660)	4,210,464
597,958,321	1,039,110,858	1,416,373,303	1,358,825,001	594,674,314	1,413,978,909
29,525	1,346,050	29,020	2,253,571	11,484	376,100
(639,995,122)	(996,138,746)	(1,555,576,724)	(1,230,271,195)	(701,597,658)	(1,600,213,299)
(42,007,276)	44,318,162	(139,174,401)	130,807,377	(106,911,860)	(185,858,290)
260,278,523	374,533,003	212,748,036	331,577,993	300,468,376	381,149,029
4,042	392,015	4,410	279,933	—	423
(359,372,276)	(369,074,072)	(238,983,882)	(393,411,663)	(318,839,592)	(429,043,815)
(99,089,711)	5,850,946	(26,231,436)	(61,553,737)	(18,371,216)	(47,894,363)

See notes to financial statements.

43

Fifth Third Funds

Financial Highlights

(For a share of beneficial interest outstanding throughout each period)

	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains/ (Losses) from Investments	Less Distributions to Shareholders
Prime Money Market Institutional Shares				
Year ended 7/31/10	$1.00	—^Δ	—^	—^
Year ended 7/31/09	$1.00	0.01Δ	—^	(0.01)
Year ended 7/31/08	$1.00	0.04Δ	—^	(0.04)
Year ended 7/31/07	$1.00	0.05Δ@	—^	(0.05)
Year ended 7/31/06	$1.00	0.04	—^	(0.04)
Prime Money Market Class A Shares				
Year ended 7/31/10	$1.00	—^Δ	—^	—^
Year ended 7/31/09	$1.00	0.01Δ	—^	(0.01)
Year ended 7/31/08	$1.00	0.03Δ	—^	(0.03)
Year ended 7/31/07	$1.00	0.05Δ@	—^	(0.05)
Year ended 7/31/06	$1.00	0.04	—^	(0.04)
Prime Money Market Class B Shares				
Year ended 7/31/10	$1.00	—^Δ	—^	—^
Year ended 7/31/09	$1.00	0.01Δ	—^	(0.01)
Year ended 7/31/08	$1.00	0.03Δ	—^	(0.03)
Year ended 7/31/07	$1.00	0.04Δ@	—^	(0.04)
Year ended 7/31/06	$1.00	0.03	—^	(0.03)
Prime Money Market Class C Shares				
Year ended 7/31/10	$1.00	—^Δ	—^	—^
Year ended 7/31/09	$1.00	0.01Δ	—^	(0.01)
Year ended 7/31/08	$1.00	0.03Δ	—^	(0.03)
Year ended 7/31/07	$1.00	0.04Δ@	—^	(0.04)
Year ended 7/31/06	$1.00	0.03	—^	(0.03)

See notes to financial highlights and notes to financial statements.

44

Fifth Third Funds

Financial Highlights

(For a share of beneficial interest outstanding throughout each period)

		Ratios/Supplemental Data			
Net Asset Value, End of Period	Total Return	Net Assets, End of Period (000's)	Ratios of Expenses to Average Net Assets (a)	Ratios of Expenses to Average Net Assets (b)	Ratios of Net Investment Income to Average Net Assets
$1.00	0.02%	$ 483,486	0.64%Ω	0.38%Ω†	0.02%
$1.00	1.23%	$ 723,024	0.66%Ω	0.58%Ω	1.29%
$1.00	3.65%	$ 892,765	0.66%	0.54%	3.44%
$1.00	4.94%	$ 605,987	0.66%	0.54%	4.82%
$1.00	3.97%	$ 563,551	0.66%	0.54%	3.81%
$1.00	0.02%	$ 429,678	0.89%Ω	0.38%Ω†	0.02%
$1.00	0.99%	$ 537,555	0.91%Ω	0.81%Ω†	1.06%
$1.00	3.40%	$ 721,478	0.91%	0.79%	3.22%
$1.00	4.67%	$ 625,362	0.91%	0.79%	4.57%
$1.00	3.71%	$ 455,183	0.91%	0.79%	3.65%
$1.00	0.02%	$ 1,178	1.64%Ω	0.40%Ω†	0.01%
$1.00	0.52%	$ 2,600	1.67%Ω	1.29%Ω†	0.52%
$1.00	2.62%	$ 2,390	1.66%	1.54%	2.40%
$1.00	3.90%	$ 1,468	1.66%	1.54%	3.83%
$1.00	2.94%	$ 1,216	1.66%	1.54%	2.84%
$1.00	0.02%	$ 98	1.66%Ω	0.47%Ω†	0.01%
$1.00	0.52%	$ 855	1.66%Ω	1.31%Ω†	0.58%
$1.00	2.63%	$ 1,103	1.66%	1.54%	2.53%
$1.00	3.90%	$ 1,066	1.66%	1.54%	3.82%
$1.00	2.93%	$ 879	1.66%	1.54%	2.80%

See notes to financial highlights and notes to financial statements.

45

Fifth Third Funds

Financial Highlights, continued

(For a share of beneficial interest outstanding throughout each period)

	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains/ (Losses) from Investments	Less Distributions to Shareholders
Institutional Money Market				
Institutional Shares				
Year ended 7/31/10	$1.00	—^Δ	—^	—^
Year ended 7/31/09	$1.00	0.01Δ	—^	(0.01)
Year ended 7/31/08	$1.00	0.04Δ	—^	(0.04)
Year ended 7/31/07	$1.00	0.05Δ	—^	(0.05)
Year ended 7/31/06	$1.00	0.04	—	(0.04)
Institutional Money Market				
Select Shares				
Year ended 7/31/10	$1.00	—^Δ	—^	—^
Year ended 7/31/09	$1.00	0.01Δ	—^	(0.01)
Year ended 7/31/08	$1.00	0.04Δ	—^	(0.04)
Year ended 7/31/07	$1.00	0.05Δ	—^	(0.05)
Year ended 7/31/06	$1.00	0.04	—	(0.04)
Institutional Money Market				
Preferred Shares				
Year ended 7/31/10	$1.00	—^Δ	—^	—^
Year ended 7/31/09	$1.00	0.01Δ	—^	(0.01)
Year ended 7/31/08	$1.00	0.04Δ	—^	(0.04)
Year ended 7/31/07	$1.00	0.05Δ	—^	(0.05)
Year ended 7/31/06	$1.00	0.04	—	(0.04)
Institutional Money Market				
Trust Shares				
Year ended 7/31/10	$1.00	—^Δ	—^	—^
Year ended 7/31/09	$1.00	0.01Δ	—^	(0.01)
Year ended 7/31/08	$1.00	0.04Δ	—^	(0.04)
Year ended 7/31/07	$1.00	0.05Δ	—^	(0.05)
Year ended 7/31/06	$1.00	0.04	—	(0.04)

See notes to financial highlights and notes to financial statements.

46

Fifth Third Funds

Financial Highlights, continued

(For a share of beneficial interest outstanding throughout each period)

		Ratios/Supplemental Data			
Net Asset Value, End of Period	Total Return	Net Assets, End of Period (000's)	Ratios of Expenses to Average Net Assets (a)	Ratios of Expenses to Average Net Assets (b)	Ratios of Net Investment Income to Average Net Assets
$1.00	0.14%	$2,826,419	0.62%Ω	0.21%Ω	0.14%
$1.00	1.53%	$2,507,708	0.64%Ω	0.24%Ω	1.45%
$1.00	3.96%	$2,380,397	0.64%	0.21%	3.82%
$1.00	5.27%	$1,687,392	0.64%	0.21%	5.14%
$1.00	4.30%	$1,263,609	0.65%	0.21%	4.25%
$1.00	0.06%	$ 104,438	0.70%Ω	0.29%Ω†	0.06%
$1.00	1.45%	$ 117,441	0.72%Ω	0.32%Ω	1.48%
$1.00	3.87%	$ 110,410	0.73%	0.29%	3.47%
$1.00	5.19%	$ 59,901	0.72%	0.28%	5.07%
$1.00	4.22%	$ 35,579	0.73%	0.29%	4.16%
$1.00	0.02%	$ 123,711	0.77%Ω	0.33%Ω†	0.03%
$1.00	1.38%	$ 165,806	0.79%Ω	0.39%Ω	1.32%
$1.00	3.80%	$ 121,489	0.79%	0.36%	3.66%
$1.00	5.12%	$ 87,627	0.79%	0.35%	5.00%
$1.00	4.15%	$ 98,263	0.81%	0.36%	4.21%
$1.00	0.01%	$ 218,111	0.87%Ω	0.34%Ω†	0.01%
$1.00	1.28%	$ 317,382	0.89%Ω	0.49%Ω†	1.26%
$1.00	3.70%	$ 311,528	0.89%	0.46%	3.60%
$1.00	5.01%	$ 230,909	0.89%	0.45%	4.90%
$1.00	4.04%	$ 160,782	0.91%	0.46%	4.18%

See notes to financial highlights and notes to financial statements.

47

Fifth Third Funds

Financial Highlights, continued

(For a share of beneficial interest outstanding throughout each period)

	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains/ (Losses) from Investments	Less Distributions to Shareholders
Institutional Government Money Market				
Institutional Shares				
Year ended 7/31/10	$1.00	–^Δ	–^	–^
Year ended 7/31/09	$1.00	0.01Δ	–^	(0.01)
Year ended 7/31/08	$1.00	0.04Δ	–^	(0.04)
Year ended 7/31/07	$1.00	0.05Δ	–^	(0.05)
Year ended 7/31/06	$1.00	0.04	–	(0.04)
Institutional Government Money Market				
Select Shares				
Year ended 7/31/10	$1.00	–^Δ	–^	–^
Year ended 7/31/09	$1.00	0.01Δ	–^	(0.01)
Year ended 7/31/08	$1.00	0.04Δ	–^	(0.04)
Year ended 7/31/07	$1.00	0.05Δ	–^	(0.05)
Year ended 7/31/06	$1.00	0.04	–	(0.04)
Institutional Government Money Market				
Preferred Shares				
Year ended 7/31/10	$1.00	–^Δ	–^	–^
Year ended 7/31/09	$1.00	0.01Δ	–^	(0.01)
Year ended 7/31/08	$1.00	0.03Δ	–^	(0.03)
Year ended 7/31/07	$1.00	0.05Δ	–^	(0.05)
Year ended 7/31/06	$1.00	0.04	–	(0.04)
Institutional Government Money Market				
Trust Shares				
Year ended 7/31/10	$1.00	–^Δ	–^	–^
Year ended 7/31/09	$1.00	0.01Δ	–^	(0.01)
Year ended 7/31/08	$1.00	0.03Δ	–^	(0.03)
Year ended 7/31/07	$1.00	0.05Δ	–^	(0.05)
Year ended 7/31/06	$1.00	0.04	–	(0.04)

See notes to financial highlights and notes to financial statements.

48

Fifth Third Funds
Financial Highlights, continued

(For a share of beneficial interest outstanding throughout each period)

		Ratios/Supplemental Data			
Net Asset Value, End of Period	Total Return	Net Assets, End of Period (000's)	Ratios of Expenses to Average Net Assets (a)	Ratios of Expenses to Average Net Assets (b)	Ratios of Net Investment Income to Average Net Assets
$1.00	0.07%	$1,654,462	0.62%Ω	0.21%Ω†	0.08%
$1.00	1.06%	$2,058,233	0.63%Ω	0.23%Ω	0.86%
$1.00	3.66%	$ 780,910	0.64%	0.21%	3.33%
$1.00	5.21%	$ 487,057	0.66%	0.21%	5.08%
$1.00	4.23%	$ 304,332	0.66%	0.21%	4.24%
$1.00	0.02%	$ 57,800	0.70%Ω	0.26%Ω†	0.03%
$1.00	0.98%	$ 113,374	0.71%Ω	0.31%Ω	0.84%
$1.00	3.58%	$ 43,793	0.72%	0.29%	2.99%
$1.00	5.13%	$ 13,983	0.74%	0.29%	5.00%
$1.00	4.14%	$ 6,337	0.75%	0.29%	4.22%
$1.00	0.01%	$ 237,627	0.77%Ω	0.28%Ω†	0.02%
$1.00	0.90%	$ 376,800	0.78%Ω	0.38%Ω†	0.80%
$1.00	3.51%	$ 245,995	0.79%	0.36%	3.33%
$1.00	5.05%	$ 225,141	0.81%	0.36%	4.93%
$1.00	4.07%	$ 190,260	0.82%	0.36%	3.98%
$1.00	0.01%	$ 132,086	0.87%Ω	0.27%Ω†	0.01%
$1.00	0.81%	$ 158,318	0.88%Ω	0.47%Ω†	0.83%
$1.00	3.41%	$ 219,872	0.89%	0.46%	3.17%
$1.00	4.95%	$ 128,682	0.91%	0.46%	4.83%
$1.00	3.97%	$ 96,003	0.92%	0.46%	3.85%

See notes to financial highlights and notes to financial statements.

49

Fifth Third Funds

Financial Highlights, continued

(For a share of beneficial interest outstanding throughout each period)

	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains/ (Losses) from Investments	Less Distributions to Shareholders
U.S. Treasury Money Market Institutional Shares				
Year ended 7/31/10	$1.00	—^Δ	—^	—^
Year ended 7/31/09	$1.00	0.01Δ	—^	(0.01)
Year ended 7/31/08	$1.00	0.03Δ	—^	(0.03)
Year ended 7/31/07	$1.00	0.05Δ @	—^	(0.05)
Year ended 7/31/06	$1.00	0.04	—^	(0.04)
U.S. Treasury Money Market Select Shares				
Year ended 7/31/10	$1.00	—^Δ	—^	—^
Year ended 7/31/09	$1.00	—^Δ	—^	—^
Year ended 7/31/08	$1.00	0.03Δ	—^	(0.03)
Year ended 7/31/07	$1.00	0.05Δ @	—^	(0.05)
Year ended 7/31/06	$1.00	0.04	—^	(0.04)
U.S. Treasury Money Market Preferred Shares				
Year ended 7/31/10	$1.00	—^Δ	—^	—^
Year ended 7/31/09	$1.00	—^Δ	—^	—^
Year ended 7/31/08	$1.00	0.03Δ	—^	(0.03)
Year ended 7/31/07	$1.00	0.05Δ @	—^	(0.05)
Year ended 7/31/06	$1.00	0.04	—^	(0.04)
U.S. Treasury Money Market Trust Shares				
Year ended 7/31/10	$1.00	—^Δ	—^	—^
Year ended 7/31/09	$1.00	—^Δ	—^	—^
Year ended 7/31/08	$1.00	0.03Δ	—^	(0.03)
Year ended 7/31/07	$1.00	0.05Δ @	—^	(0.05)
Year ended 7/31/06	$1.00	0.04	—^	(0.04)

See notes to financial highlights and notes to financial statements.

50

Fifth Third Funds

Financial Highlights, continued

(For a share of beneficial interest outstanding throughout each period)

		Ratios/Supplemental Data			
Net Asset Value, End of Period	Total Return	Net Assets, End of Period (000's)	Ratios of Expenses to Average Net Assets (a)	Ratios of Expenses to Average Net Assets (b)	Ratios of Net Investment Income to Average Net Assets
$1.00	0.02%	$1,144,686	0.63%Ω	0.20%Ω†	0.02%
$1.00	0.53%	$1,305,329	0.65%Ω	0.25%Ω	0.50%
$1.00	3.21%	$1,217,028	0.63%	0.21%	2.78%
$1.00	5.15%	$ 420,260	0.65%	0.21%	5.02%
$1.00	4.13%	$ 386,757	0.65%	0.21%	4.11%
$1.00	0.01%	$ 9,203	0.71%Ω	0.21%Ω†	0.02%
$1.00	0.46%	$ 24,743	0.73%Ω	0.33%Ω†	0.34%
$1.00	3.10%	$ 20,532	0.72%	0.29%	3.74%
$1.00	5.06%	$ 63,885	0.73%	0.29%	4.93%
$1.00	4.05%	$ 61,992	0.73%	0.29%	3.95%
$1.00	0.01%	$ 188,149	0.78%Ω	0.20%Ω†	0.02%
$1.00	0.39%	$ 295,058	0.80%Ω	0.39%Ω†	0.42%
$1.00	3.06%	$ 480,906	0.79%	0.36%	3.01%
$1.00	4.99%	$ 472,893	0.80%	0.36%	4.87%
$1.00	3.98%	$ 625,196	0.80%	0.36%	3.85%
$1.00	0.01%	$ 77,827	0.88%Ω	0.20%Ω†	0.02%
$1.00	0.33%	$ 96,197	0.90%Ω	0.46%Ω†	0.35%
$1.00	2.95%	$ 144,089	0.88%	0.46%	2.61%
$1.00	4.88%	$ 74,548	0.90%	0.46%	4.77%
$1.00	3.87%	$ 113,124	0.90%	0.46%	3.79%

See notes to financial highlights and notes to financial statements.

51

Fifth Third Funds

Notes to Financial Highlights

(a) Before waivers and reimbursements.

(b) Net of waivers and reimbursements.

^ Amount is less than $0.005.

Δ Average shares method used in calculation.

@ During the year ended July 31, 2007, the Advisor paid money to certain Funds related to an SEC investigation on Citi (formerly BISYS Fund Services), a former service provider to the Funds. See Note 4 in Notes to Financial Statements for further information. *Net Investment* Income per share in these Financial Highlights includes the impact of this payment however the amount per share is less than $.005. The Funds distributed the income related to this payment after July 31, 2007. This payment into the Funds had no impact on total return for the year ended July 31, 2007.

Ω Includes expense for the U.S. Department of the Treasury's Temporary Guarantee Program for Money Market Funds. This expense was borne by the Funds without regard to any expense limitation then in effect.

	Year ended 7/31/2010	Year ended 7/31/2009
Prime Money Market	0.01%	0.04%
Institutional Money Market	—^	0.03%
Institutional Government Money Market	—^	0.02%
U.S. Treasury Money Market	0.01%	0.04%

^ Amount is less than 0.005%

† The Advisor waived additional expenses to maintain a competitive yield as follows:

	Year ended 7/31/2010	Year ended 7/31/2009
Prime Money Market		
Institutional Shares	0.17%	—
Class A Shares	0.42%	0.02%
Class B Shares	1.15%	0.29%
Class C Shares	1.10%	0.27%
Institutional Money Market		
Select Shares	—^	—
Preferred Shares	0.03%	—
Trust Shares	0.12%	—^
Institutional Government Money Market		
Institutional Shares	—^	—
Select Shares	0.03%	—
Preferred Shares	0.08%	0.01%
Trust Shares	0.19%	0.01%
US Treasury Money Market		
Institutional Shares	0.02%	—
Select Shares	0.09%	—^
Preferred Shares	0.17%	0.01%
Trust Shares	0.27%	0.04%

^ Amount is less than 0.005%

See notes to financial statements.

52

Fifth Third Funds
Notes to Financial Statements
July 31, 2010

(1) Organization

Fifth Third Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company established as a Massachusetts business trust. The Trust consists of twenty-four separate investment portfolios.

The accompanying financial statements and notes relate only to the following series of the Trust, each of which is diversified (individually a "Fund" and collectively the "Funds").

Fund Name

Fifth Third Prime Money Market Fund ("Prime Money Market")
Fifth Third Institutional Money Market Fund ("Institutional Money Market")
Fifth Third Institutional Government Money Market Fund ("Institutional Government Money Market")
Fifth Third U.S. Treasury Money Market Fund ("U.S. Treasury Money Market")

Institutional Money Market, Institutional Government Money Market and U.S. Treasury Money Market have four classes of shares: Institutional, Select, Preferred and Trust shares. Prime Money Market has four classes of shares: Institutional, Class A, Class B and Class C shares. Prime Money Market's Class B shares are closed for purchases as of this report date. Each class of shares for each Fund has identical rights and privileges except with respect to administrative services fees paid by Class C, Select, Preferred and Trust shares, distribution services fees paid by Class A, Class B, and Class C shares, voting rights on matters affecting a single class of shares, and the exchange privileges of each class of shares.

(2) Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP"). The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported

53

Fifth Third Funds
Notes to Financial Statements, continued
July 31, 2010

amounts of increases and decreases in net assets from operations during the period. Actual results could differ from those estimates.

Securities Valuation — All investments in securities are recorded at their estimated fair value as described in Note 9.

Securities Transactions and Related Income — Securities transactions are accounted for on the date the security is purchased or sold (trade date). Interest income is recognized on the accrual basis and includes, where applicable, amortization of premium or accretion of discount. Dividend or capital gain distributions from investment company securities are recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Other — Expenses directly attributable to a Fund are charged to the Fund, while expenses attributable to more than one Fund of the Trust are allocated among the respective Funds based on their relative net assets or another appropriate basis. Income, expenses, and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets, except that each class separately bears expenses specifically related to that class, such as administrative services and/or distribution servicing fees.

Distributions to Shareholders — Dividends from net investment income are declared daily and paid monthly and distributable net realized gains, if any, are declared and distributed at least annually. Dividends from net investment income and from net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These differences are primarily due to differing treatments for expiring capital loss carryforwards and deferrals of certain losses. To the extent distributions would exceed net investment income and net realized gains for tax purposes, they are reported as a return of capital. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax basis treatment; temporary differences do not

54

Fifth Third Funds
Notes to Financial Statements, continued
July 31, 2010

require reclassifications. Accordingly, at July 31, 2010, reclassifications were recorded as follows:

	Increase (Decrease) Accumulated Net Investment Income (Loss)	Increase (Decrease) Accumulated Net Realized Gain (Loss)	Increase (Decrease) Paid-in-Capital
Prime Money Market	$2,171	$ —	$(2,171)
Institutional Money Market	3,644	—	(3,644)
Institutional Government Money Market	2,386	—	(2,386)
U.S. Treasury Money Market	5,006	(1,912)	(3,094)

Federal Taxes — It is the intention of each Fund to continue to qualify as a regulated investment company by complying with Subchapter M of the U.S. Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income or excise taxes has been made.

At July 31, 2010, the Funds have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns.

The Funds file U.S. tax returns. While the statute of limitations remains open to examine the Funds' U.S. tax returns filed for the fiscal years from 2007-2009, no examinations are in progress or anticipated as of this report date. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(3) Securities and Other Investments

Repurchase Agreements — The Funds may enter into repurchase agreements only with banks and other recognized financial institutions, such as broker/dealers, which are deemed by Fifth Third Asset Management, Inc. ("FTAM" or the "Advisor") to be creditworthy. It is the policy of the Funds to require the custodian or sub-custodian bank to take possession or have legally segregated in the Federal Reserve Book Entry System, all securities segregated as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Funds to monitor, on a daily basis, the market value of each

55

Fifth Third Funds
Notes to Financial Statements, continued
July 31, 2010

repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the relevant repurchase agreement transaction. Risks may arise from the potential inability or unwillingness of counterparties to honor the terms of a repurchase agreement. Accordingly, the Funds could receive less than the repurchase price on the sale of collateral securities. See Notes to Schedules of Investments.

(4) Related Party Transactions

Investment Advisory Fee — FTAM is the Funds' investment advisor. FTAM, a wholly owned subsidiary of Fifth Third Bank, is an indirect subsidiary of Fifth Third Bancorp, a publicly traded financial services company. The advisory agreement between the Funds and the Advisor provides for an annual fee equal to .40% of each Fund's average daily net assets. The Advisor may voluntarily choose to waive any portion of its fee. The Advisor can modify or terminate the voluntary waiver at any time at its sole discretion.

For the twelve months ended July 31, 2010, the Advisor voluntarily waived the following fees:

Fund	Advisor Fee Waiver
Prime Money Market Fund	$ 798,243
Instititional Money Market Fund	$9,182,153
Instititional Government Money Market Fund	$6,346,374
U.S. Treasury Money Market Fund	$4,359,028

Administration Fee — FTAM is the Trust's administrator (the "Administrator") and generally assists in all aspects of the Trust's administration and operations including providing the Funds with certain administrative personnel and services necessary to operate the Funds. The Administrator receives administration fees at the annual rates shown below which are computed daily on average daily net assets of the Trust; the fees are prorated among the Funds based upon their relative average daily net assets.

Administration Fee	Trust Average Daily Net Assets
0.20%	Up to $1 billion
0.18%	In excess of $1 billion up to $2 billion
0.17%	In excess of $2 billion

56

Fifth Third Funds
Notes to Financial Statements, continued
July 31, 2010

An annual fee of $10,000 per class, per Fund applies beyond the first four classes per Fund. Each Fund that commences operations after September 18, 2002 is subject to an annual $20,000 minimum fee. The Administrator may voluntarily choose to waive any portion of its fee. The Administrator can modify or terminate the voluntary waiver at any time at its sole discretion.

For the twelve months ended July 31, 2010, FTAM waived the following administration fees:

Fund	Administration Fee Waivers
Prime Money Market Fund	$1,781,916
Institutional Money Market Fund	$2,142,502
Institutional Government Money Market Fund	$ 978,234
U.S. Treasury Money Market Fund	$1,743,402

Expense Limitations — In its capacity as Advisor and Administrator, FTAM has entered into a contractual expense limitation agreement with the Funds. Under the terms of the expense limitation agreement, to the extent that ordinary operating expenses incurred by a Fund in any fiscal year exceed the specified expense limit for the Fund, the excess amount will be borne by FTAM. If the operating expenses are less than the specified expense limit for the Fund, FTAM shall be entitled to reimbursement of the fees waived or reduced to the extent that the operating expenses and the amount reimbursed do not exceed such expense limit for the Fund, under the period of the agreement (currently the period for the 13 months commencing November 2, 2009). Such reimbursement shall be paid only while the expense limitation agreement is in effect and only if such amount paid, together with all other amounts reimbursed under this plan in the fiscal year, does not cause the Fund to exceed the contractual expense limitation. Due to the possibility of changes in market conditions and other factors FTAM may voluntarily waive additional expenses beyond its contractual obligation. There can be no assurance that the level of waivers, reimbursements and reduction of Fund expenses reflected in the financial highlights will be maintained in the future. All waivers not recovered at the end of the period expire on November 26, 2010. The

57

Fifth Third Funds

Notes to Financial Statements, continued

July 31, 2010

Funds' contractual class expense limitations and Reimbursement Recoverable as of this report date are as follows:

	Class Expense Limitations*							
Fund	**Institutional**	**A**	**B**	**C**	**Select**	**Preferred**	**Trust**	**Reimbursement Recoverable****
Prime Money Market	0.54%	0.79%	1.54%	1.54%	NA	NA	NA	$ 635,459
Institutional Money Market	0.21%	NA	NA	NA	0.29%	0.36%	0.46%	$9,001,704
Institutional Government Money Market	0.21%	NA	NA	NA	0.29%	0.36%	0.46%	$6,002,884
U.S. Treasury Money Market	0.21%	NA	NA	NA	0.29%	0.36%	0.46%	$4,254,225

* The annual limitations shown include 12b-1 or administrative services fees and are contractual.

** The cumulative amounts waived and/or reimbursed which may be potentially recoverable by FTAM under the expense limitation agreements for the period from November 2, 2009 through July 31, 2010.

The dollar amounts of the other contractual expense reimbursements, excluding accounting and administration waivers discussed separately in this Note, were $111,957 for Prime Money Market, $927,263 for Institutional Money Market, $1,256,897 for Institutional Government Money Market and $138,758 for U.S. Treasury Money Market for the year ended July 31, 2010.

Accounting Fees — FTAM is the Funds' accounting agent. FTAM receives accounting fees at the annual rates shown below which are computed daily and paid monthly based on average daily net assets of each Fund, subject to a $30,000 per Fund annual minimum, plus out-of-pocket expenses.

Accounting Fee	Fund Average Daily Net Assets
0.020%	Up to $500 million
0.015%	In excess of $500 million up to $1 billion
0.010%	In excess of $1 billion

In addition, a $10,000 annual flat per class, per fund fee applies beyond the initial class of shares.

Distribution and/or Servicing Fees, Waivers — The Trust has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. FTAM Funds Distributor, Inc. is the Trust's distributor/principal underwriter (the "Distributor"). Under the terms of the Plan, the Funds will compensate the Distributor from the net assets of the Funds' Class A, Class B and Class C shares to finance activities intended to result in the sales of each Fund's shares. The Plan provides that the Funds will incur fees accrued

58

Fifth Third Funds
Notes to Financial Statements, continued
July 31, 2010

daily and paid monthly to the Distributor at annual rates up to or equal to that shown below based on average daily net assets of the respective classes in the Plan.

Class	Distribution/Servicing Fee
Class A	0.25%
Class B	1.00%
Class C	0.75%

The Distributor may voluntarily choose to waive and/or reimburse a portion of its fee. The Distributor can modify or terminate the voluntary waiver/reimbursement at any time at its sole discretion. The Distributor voluntarily waived fees of $1,190,623 in Prime Money Market during the period.

In addition, the Distributor earned contingent deferred sales commissions (CDSC) on certain redemptions of Class A, B and C shares (all of which is paid to the finance agent who financed advance commissions, as applicable, on sales of these shares). FTAM is the Class A and C advance commission finance agent. For the twelve months ended July 31, 2010, FTAM earned $8,601 in CDSC fees for the Trust. Affiliates of FTAM earned reallowed 12b-1 distribution/servicing fees as well as administrative servicing fees (see below) of $1,488,225 from the Trust for the period ended as of the report date.

Administrative Servicing Fee — The Trust has a Shareholder Servicing Plan with the Distributor with respect to Class C, Select, Preferred and Trust shares. Under the Agreement, certain administrative services, including those relating to the maintenance of shareholder accounts were provided to these shareholders during the year. The Distributor, as well as other financial institutions (which may include affiliates of the Advisor) receives fees computed at annual rates up to those shown below, based on average daily net assets of the respective classes.

Class	Administrative Servicing Fee
Class C	0.25%
Select	0.08%
Preferred	0.15%
Trust	0.25%

The Distributor may voluntarily choose to waive and/or reimburse a portion of its fee. The Distributor can modify or terminate this voluntary wavier/reimbursement at any time at its sole discretion.

59

Fifth Third Funds
Notes to Financial Statements, continued
July 31, 2010

For the twelve months ended July 31, 2010, the Distributor waived the following administrative servicing fees:

Fund	Administrative Service Fee Waivers
Prime Money Market Fund	$ 766
Instititional Money Market Fund	$338,418
Instititional Government Money Market Fund	$559,021
U.S. Treasury Money Market Fund	$532,567

Transfer and Dividend Disbursing Agent — Pursuant to a Services Agreement with the Trust dated May 14, 2007, FTAM provides certain services on behalf of the Trust. Under this agreement, FTAM's fees are paid monthly and are accrued daily based upon each Fund of the Trust's relative average daily net assets, at the aggregate annual amount of $370,000. FTAM earned $370,000 from the Trust in service fees for the period ended as of this report date.

Other — Certain officers of the Trust are also officers of FTAM and/or its affiliates. Certain non-principal officers of the Trust are also employees of the Trust's custodian bank, State Street Bank and Trust Company ("State Street"). None of these officers are paid any fees by the Trust.

The Trust reimbursed FTAM for fees paid to a third party in connection with the negotiation of a new custody agreement. For the year ended July 31, 2010, the fees were $5,082. The fees were allocated to each Fund based on actual expenses incurred by the Fund.

Payments by Affiliates — Citi(formerly BISYS Fund Services, Inc. ("Citi")), which formerly provided various services to the Trust, reached a settlement and entered into an order (the "Order") with the Securities and Exchange Commission ("SEC") regarding the SEC's investigation of Citi's past payment of certain marketing and other expenses with respect to certain of its mutual fund clients. Neither the Trust nor FTAM was a party to the Order, nor is the Trust or FTAM bound by the Order or its findings. It is unclear the extent to which the Trust, FTAM and certain of its former service providers are or may be affected by the SEC's investigation of BISYS or by the Order. In response to the SEC's inquiries related to this matter, including those of the Trust's former service arrangements with Citi, FTAM made a one time contribution of money to certain Funds of the Trust during the year ended July 31, 2007. The affected Funds and the amounts paid to such Funds were determined based on various factors such as certain Fund expenses during 1999 through 2001 as well as the applicable Funds' net assets during this time period. The amount credited to each

60

Fifth Third Funds
Notes to Financial Statements, continued
July 31, 2010

class of the applicable Funds was determined according to the relative net assets of such classes on the date the amounts were recognized. The amounts were allocated among the components of net assets for the fiscal year ended July 31, 2007 for each applicable Fund based upon its character for federal income tax purposes. The total returns for the year ended July 31, 2007 for each class of the applicable Funds would not have changed had the payments not been made; see the Notes to Financial Highlights.

In July 2010, certain funds received a one-time payment from the BISYS Fair Fund (a fund established pursuant to a settlement between the SEC and BISYS Fund Services, Inc. that requires, among other things, a distribution of settlement monies from the fair fund to benefit affected mutual funds). Receipt of these payments is shown as a reduction of total expenses on the Statement of Operations. The impact of these payments is not reflected in the net expense ratios in the Financial Highlights. The impact to the net expense ratios and total return was not significant.

(5) Line of Credit

As of February 1, 2008, the Funds of the Trust have an uncommitted, unsecured line of credit facility with State Street. Under the terms of the agreement, which is renewable annually, the Funds of the Trust may borrow up to $100 million in the aggregate. The purpose of the facility generally is to borrow funds if necessary to meet temporary or emergency cash needs, including to fund redemption requests that might otherwise require the untimely disposition of securities. Borrowings may not exceed 33 1/3% of a Fund's net assets and must be repaid within 60 days. Drawn loans will be priced at a bid rate, though, in any event, not less than a fixed rate plus a spread determined by State Street. There were no borrowings against the line of credit during the fiscal year ended July 31, 2010.

(6) Federal Tax Information

The tax character of distributions paid during the fiscal years ended July 31, 2010 and 2009 was as follows:

	Ordinary Income Distributions	
	July 31, 2010	July 31, 2009
Prime Money Market	$ 169,310	$17,667,954
Institutional Money Market	3,752,934	41,382,111
Institutional Government Money Market	1,296,744	19,716,207
U.S. Treasury Money Market	251,187	10,633,988

61

Fifth Third Funds
Notes to Financial Statements, continued
July 31, 2010

As of July 31, 2010, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed Ordinary Income	Accumulated Capital and Other Losses	Total Accumulated Earnings/ (Deficit)
Prime Money Market	$137,676	$(1,290,566)	$(1,152,890)
Institutional Money Market	42,814	(2,643,100)	(2,600,286)
Institutional Government Money Market	33,561	(17,488)	16,073
U.S. Treasury Money Market	46,791	–	46,791

As of July 31, 2010, the following Funds have net capital loss carryforwards to offset future net capital gains, if any, to the extent provided by U.S. Treasury regulations:

	Expiration Year					
	2014	2015	2016	2017	2018	Total
Prime Money Market	$92,314	$–	$–	$100,645	$9,872	$202,831
Institutional Money Market	696	–	–	81,732	25,057	107,485
Institutional Government Money Market	–	–	–	–	16,755	16,755

Net capital losses incurred after October 31, and within the taxable year, are deemed to arise on the first business day of the Fund's next taxable year. For the year ended July 31, 2010, the following Funds deferred to August 1, 2010 post October capital losses of:

	Capital Losses
Prime Money Market	$1,089,984
Institutional Money Market	2,535,558

(7) Market and Credit Risk

In the normal course of business the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform (credit risk). Similar to credit risk, the Funds may be exposed to counterparty risk, or the risk that an institution or other entity with which the Funds have unsettled or open transactions will default. The potential loss could exceed the value of the financial assets recorded in the financial statements. Financial assets, which potentially expose the Funds to credit risk, consist principally of cash due from counterparties and investments. The extent of the Funds' exposure to credit and counterparty risks in respect to these financial assets approximates their carrying value as recorded in the Funds' Statements of Assets and Liabilities.

62

Fifth Third Funds
Notes to Financial Statements, continued
July 31, 2010

(8) Guarantees and Indemnifications

Under the Trust's organizational documents, its Officers and Board of Trustees ("Trustees") are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds may enter into contracts with their vendors and others that provide for the general indemnification of Trustees and Officers. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.

(9) Securities Valuations

As described in Note 2, the Funds use various methods to measure the fair value of most of their investments on a recurring basis. U.S. GAAP established a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

63

Fifth Third Funds
Notes to Financial Statements, continued
July 31, 2010

The Funds' policy is to recognize transfers between levels at the end of the reporting period.

(10) Fair Value Measurements

A description of the valuation techniques applied to the Funds' major categories of assets and liabilities measured at fair value on a recurring basis follows.

Short term notes — Investments of the Funds are valued at amortized cost, which approximates market value. Under the amortized cost method, discount or premium is accreted or amortized on a constant basis to the maturity of the security. To the extent the inputs are observable and timely, the values would be categorized in level 2 of the fair value hierarchy.

Open-end investment companies — Investments are valued at net asset value as reported by such investment companies and are categorized as level 1.

The following is a summary of the fair value hierarchy according to the inputs used as of July 31, 2010 in valuing the Funds' assets and liabilities:

	Fair Value Measurement at 7/31/2010 using			
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 7/31/10
Prime Money Market				
Assets				
Corporate Bonds	$ —	$ 94,196,886	$—	$ 94,196,886
Municipal Bonds	—	8,027,920	—	8,027,920
U.S. Government Agencies	—	113,009,197	—	113,009,197
U.S. Treasury Obligations	—	5,007,683	—	5,007,683
Certificates of Deposit	—	40,000,724	—	40,000,724
Commercial Paper	—	180,794,054	—	180,794,054
Demand Notes	—	56,049,000	—	56,049,000
Municipal Demand Notes	—	260,488,000	—	260,488,000
Money Markets	31,847,479	—	—	31,847,479
Repurchase Agreements	—	119,505,000	—	119,505,000
Total	$31,847,479	$877,078,464	$—	$908,925,943

64

Fifth Third Funds
Notes to Financial Statements, continued
July 31, 2010

	Fair Value Measurement at 7/31/2010 using			
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 7/31/10
Institutional Money Market				
Assets				
Corporate Bonds	$ –	$ 229,183,439	$–	$ 229,183,439
U.S. Government Agencies	–	364,076,371	–	364,076,371
U.S. Treasury Obligations	–	10,015,365	–	10,015,365
Certificates of Deposit	–	289,602,443	–	289,602,443
Commercial Paper	–	706,967,545	–	706,967,545
Demand Notes	–	124,605,000	–	124,605,000
Municipal Demand Notes	–	868,542,000	–	868,542,000
Money Markets	128,821,978	–	–	128,821,978
Repurchase Agreements	–	547,522,000	–	547,522,000
Total	$128,821,978	$3,140,514,163	$–	$3,269,336,141
Institutional Government Money Market				
Assets				
Corporate Bonds	$ –	$ 46,387,920	$–	$ 46,387,920
Mortgage-Backed Securities	–	69,087,713	–	69,087,713
U.S. Government Agencies	–	1,237,358,374	–	1,237,358,374
U.S. Treasury Obligations	–	5,007,683	–	5,007,683
Money Markets	10,407,873	–	–	10,407,873
Repurchase Agreements	–	710,067,000	–	710,067,000
Total	$ 10,407,873	$2,067,908,690	$–	$2,078,316,563
U.S. Treasury Money Market				
Assets				
Corporate Bonds	$ –	$ 125,183,511	$–	$ 125,183,511
U.S Government Agencies	–	30,000,000	–	30,000,000
U.S. Treasury Bills	–	229,901,293	–	229,901,293
U.S. Treasury Notes	–	195,736,113	–	195,736,113
Money Markets	1,282,077	–	–	1,282,077
Repurchase Agreements	–	853,699,000	–	853,699,000
Total	$ 1,282,077	$1,434,519,917	$–	$1,435,801,994

There were no transfers between level 1 and level 2 during the period. The Funds did not have level 3 holdings at the beginning or end of the period ended July 31, 2010.

65

Fifth Third Funds
Notes to Financial Statements, continued
July 31, 2010

(11) U.S. Department of the Treasury's Temporary Guarantee Program for Money Market Funds

The Funds entered into a Guarantee Agreement with the U.S. Department of the Treasury (the "Treasury") to participate in the Treasury's Temporary Guarantee Program for Money Market Funds (the "Program"). Subject to certain conditions and limitations, in the event that the per share value of a Fund fell below $0.995 and the Fund liquidates its holdings, the Program would provide coverage to Shareholders in the Fund for up to $1.00 per share for the lesser of either the number of shares the investor held in the Fund at the close of business on September 19, 2008 or the number of shares the investor held the date the per share value fell below $0.995. Any increase in the number of shares an investor holds after the close of business on September 19, 2008 will not be covered by the Program. In addition, if an investor closes his or her account with a Fund or broker-dealer, any future investment in the Fund will not be guaranteed. Shares acquired by investors after September 19, 2008 generally are not eligible for protection under the Program.

The Program, which was originally set to expire on December 18, 2008, was extended by the Treasury until September 18, 2009. Participation in the initial term and the extended Program required a payment to the Treasury of 0.01% and 0.015%, respectively, multiplied by the number of each Fund's shares outstanding as of September 19, 2008 (valued at $1.00 per share). This expense was borne by the Funds without regard to any expense limitation in effect during the period.

(12) Subsequent Events

Management has evaluated the possibility of subsequent events and has determined that there are no additional events that would require adjustment to or additional disclosure in the Funds' financial statements.

66

Fifth Third Funds
Supplemental Information (Unaudited), continued

EXPENSE EXAMPLE

As a shareholder of the Fifth Third Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service 12b-1 fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fifth Third Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2010 through July 31, 2010.

Actual Expenses

The expense ratio may vary period to period because of various factors, as a result of expenses incurred that are outside the cap (such as extraordinary expenses and interest expense.)

74

Fifth Third Funds
Supplemental Information (Unaudited), continued

		Beginning Account Value 2/1/10	Ending Account Value 7/31/10	Expense Paid During Period* 2/1/10 - 7/31/10	Expense Ratio During Period 2/1/10 - 7/31/10
Prime Money Market	Institutional Shares	$1,000.00	$1,000.10	$1.59	0.32%
	Class A Shares	1,000.00	1,000.10	1.64	0.33%
	Class B Shares	1,000.00	1,000.10	1.59	0.32%
	Class C Shares	1,000.00	1,000.10	1.59	0.32%
Institutional Money Market	Institutional Shares	1,000.00	1,000.60	1.04	0.21%
	Select Shares	1,000.00	1,000.20	1.44	0.29%
	Preferred Shares	1,000.00	1,000.10	1.54	0.31%
	Trust Shares	1,000.00	1,000.00	1.54	0.31%
Institutional Government Money Market	Institutional Shares	1,000.00	1,000.20	1.04	0.21%
	Select Shares	1,000.00	1,000.00	1.19	0.24%
	Preferred Shares	1,000.00	1,000.00	1.19	0.24%
	Trust Shares	1,000.00	1,000.00	1.19	0.24%
U.S. Treasury Money Market	Institutional Shares	1,000.00	1,000.10	0.94	0.19%
	Select Shares	1,000.00	1,000.00	0.99	0.20%
	Preferred Shares	1,000.00	1,000.00	0.99	0.20%
	Trust Shares	1,000.00	1,000.00	0.99	0.20%

* Expenses are equal to the average account value times the Fund's annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

75

Fifth Third Funds
Supplemental Information (Unaudited), continued

		Beginning Account Value 2/1/10	Ending Account Value 7/31/10	Expense Paid During Period* 2/1/10 - 7/31/10	Expense Ratio During Period 2/1/10 - 7/31/10
Prime Money Market	Institutional Shares	$1,000.00	$1,023.21	$1.61	0.32%
	Class A Shares	1,000.00	1,023.16	1.66	0.33%
	Class B Shares	1,000.00	1,023.21	1.61	0.32%
	Class C Shares	1,000.00	1,023.21	1.61	0.32%
Institutional Money Market	Institutional Shares	1,000.00	1,023.75	1.05	0.21%
	Select Shares	1,000.00	1,023.36	1.45	0.29%
	Preferred Shares	1,000.00	1,023.26	1.56	0.31%
	Trust Shares	1,000.00	1,023.26	1.56	0.31%
Institutional Government Money Market	Institutional Shares	1,000.00	1,023.75	1.05	0.21%
	Select Shares	1,000.00	1,023.60	1.20	0.24%
	Preferred Shares	1,000.00	1,023.60	1.20	0.24%
	Trust Shares	1,000.00	1,023.60	1.20	0.24%
U.S. Treasury Money Market	Institutional Shares	1,000.00	1,023.85	0.95	0.19%
	Select Shares	1,000.00	1,023.80	1.00	0.20%
	Preferred Shares	1,000.00	1,023.80	1.00	0.20%
	Trust Shares	1,000.00	1,023.80	1.00	0.20%

* Expenses are equal to the average account value times the Fund's annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

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Fifth Third Funds Advised by: FTAM FIFTH THIRD ASSET MANAGEMENT

Institutional Money Market Fund Holdings

Holdings as of 10/31/10

Average Weighted Maturity	46.2989 Days
Average Weighted Life	59.6051 Days

Company ↑	Category	CUSIP	Principal Amount	Maturity Date	Final Maturity Date	Coupon Rate	Amortized Amount
			$0.00			0.0000	$0.00
AIM STIT - Liquid Assets Portfolio	Investment Company	825252729	$30,578,006.00	11/1/2010	11/1/2010	0.2000	$30,578,006.00
Alexandria, VA Industrial Development Authority	Variable Rate Demand Note	01530LAA8	$8,450,000.00	11/4/2010	11/5/2010	0.3200	$8,450,000.00
Augusta, GA Housing Authority	Variable Rate Demand Note	051230CU2	$500,000.00	11/3/2010	11/5/2010	0.3400	$500,000.00
Bank of Montreal	Financial Company Commercial Paper	06366UCM8	$35,000,000.00	1/6/2011	1/6/2011	0.2500	$35,000,000.00
Bank of Nova Scotia	Certificate of Deposit	06417DPB5	$15,000,000.00	11/1/2010	9/29/2011	0.3700	$15,000,000.00
Bank of Nova Scotia	Financial Company Commercial Paper	06416KU16	$40,000,000.00	7/1/2011	7/1/2011	0.3250	$39,912,611.00
Bear Stearns Cos. LLC (The)	Other Note	073902KG2	$32,426,000.00	1/31/2011	1/31/2011	0.5160	$32,442,609.00
Berks County, PA Municipal Authority	Variable Rate Demand Note	084538FB8	$2,645,000.00	11/4/2010	11/5/2010	0.2800	$2,645,000.00
Berkshire Hathaway Finance Corp.	Other Note	084664AF8	$4,595,000.00	12/15/2010	12/15/2010	4.2000	$4,615,738.00
Berkshire Hathaway Finance Corp.	Other Note	084670AW8	$10,000,000.00	11/10/2010	2/10/2011	0.3910	$10,000,000.00
Blair County, PA Industrial Development Authority	Variable Rate Demand Note	092849BU1	$9,000,000.00	11/4/2010	11/5/2010	0.2800	$9,000,000.00
BNP Paribas Finance, Inc.	Financial Company Commercial Paper	0556N1LN1	$35,000,000.00	11/22/2010	11/22/2010	0.3100	$34,993,671.00
BNP Paribas Finance, Inc.	Financial Company Commercial Paper	0556N1M26	$25,000,000.00	12/2/2010	12/2/2010	0.2900	$24,993,757.00
BNP Paribas Finance, Inc.	Financial Company Commercial Paper	0556N1MP5	$35,000,000.00	12/23/2010	12/23/2010	0.2700	$34,985,339.00
BNP Paribas Finance, Inc.	Financial Company Commercial Paper	0556N1NA7	$38,000,000.00	1/10/2011	1/10/2011	0.2900	$37,978,572.00
California Housing Finance Agency	Variable Rate Demand Note	13033K5L9	$9,155,000.00	11/3/2010	11/5/2010	0.2500	$9,155,000.00
California Statewide Communities Development Authority	Variable Rate Demand Note	13077VP89	$1,720,000.00	11/4/2010	11/5/2010	0.2500	$1,720,000.00

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California Statewide Communities Development Authority	Variable Rate Demand Note	13077VU83	$200,000.00	11/4/2010	11/5/2010	0.3200	$200,000.00
California Walnut Energy Center Authority	Other Municipal Debt	93265YM72	$24,980,000.00	12/7/2010	12/7/2010	0.2700	$24,972,506.00
Charter Township of Canton, MI	Variable Rate Demand Note	138128FZ1	$500,000.00	11/3/2010	11/5/2010	2.7500	$500,000.00
Charter Township of Ypsilanti, MI	Variable Rate Demand Note	98782PAN2	$2,280,000.00	11/3/2010	11/5/2010	2.7500	$2,280,000.00
Citibank NA, FDIC TLGP Guaranteed Note	Government Agency Debt	17314JAL7	$18,665,000.00	1/12/2011	7/12/2011	0.2990	$18,681,011.00
City of Albuquerque, NM	Variable Rate Demand Note	013551AB2	$3,940,000.00	11/4/2010	11/5/2010	0.3300	$3,940,000.00
City of Albuquerque, NM	Variable Rate Demand Note	013551BP0	$1,395,000.00	11/4/2010	11/5/2010	0.3300	$1,395,000.00
City of Chicago, IL	Variable Rate Demand Note	167562JS7	$26,975,000.00	11/1/2010	11/1/2010	0.3000	$26,975,000.00
City of Cleveland, OH	Variable Rate Demand Note	186352MS6	$10,320,000.00	11/4/2010	11/5/2010	0.2600	$10,320,000.00
City of Indianapolis, IN	Variable Rate Demand Note	45528RAE0	$951,000.00	11/4/2010	11/5/2010	0.5000	$951,000.00
City of Plymouth, MN	Variable Rate Demand Note	729786AD5	$400,000.00	11/4/2010	11/5/2010	0.3300	$400,000.00
City of St. Paul, MN	Variable Rate Demand Note	79307TBM1	$12,100,000.00	11/4/2010	11/5/2010	0.2800	$12,100,000.00
City of Terre Haute, IN	Variable Rate Demand Note	881093AR9	$9,115,000.00	11/4/2010	11/5/2010	0.2800	$9,115,000.00
Coca-Cola Co. (The)	Other Commercial Paper	19121BP11	$20,000,000.00	2/1/2011	2/1/2011	0.4900	$19,974,956.00
Colorado Housing & Finance Authority	Variable Rate Demand Note	196479RV3	$6,430,000.00	11/3/2010	11/5/2010	0.2600	$6,430,000.00
Colorado Housing & Finance Authority	Variable Rate Demand Note	196483DM0	$12,405,000.00	11/3/2010	11/5/2010	0.2500	$12,405,000.00
Corporate Finance Managers, Inc	Other Note	21988YAB3	$11,795,000.00	11/4/2010	11/5/2010	0.2800	$11,795,000.00
County of Boone, KY	Variable Rate Demand Note	098786EU6	$4,445,000.00	11/4/2010	11/5/2010	0.4300	$4,445,000.00
County of Brooke, WV	Variable Rate Demand Note	112512AB4	$5,000,000.00	11/4/2010	11/5/2010	0.3000	$5,000,000.00
County of Cuyahoga, OH	Variable Rate Demand Note	232284GS4	$605,000.00	11/4/2010	11/5/2010	0.4000	$605,000.00
County of Hamilton, OH	Variable Rate Demand	407272J20	$35,000,000.00	11/3/2010	11/5/2010	0.2800	$35,000,000.00

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	Note						
County of Vigo, IN	Variable Rate Demand Note	92674PAA4	$10,000,000.00	11/3/2010	11/5/2010	0.3400	$10,000,000.00
County of Will, IL	Variable Rate Demand Note	968886EAE0	$26,815,000.00	11/1/2010	11/1/2010	0.2400	$26,815,000.00
Deutsche Bank Securities	Government Agency Repurchase Agreement	N/A	$140,000,000.00	11/1/2010	11/1/2010	0.2100	$140,000,000.00
Falcon Asset Securitization Co LLC	Asset Backed Commercial Paper	30603BMA8	$25,000,000.00	12/10/2010	12/10/2010	0.3200	$24,991,333.00
Falcon Asset Securitization Co LLC	Asset Backed Commercial Paper	30603BNB5	$40,000,000.00	1/11/2011	1/11/2011	0.2600	$39,979,489.00
Falcon Asset Securitization Co LLC	Asset Backed Commercial Paper	30603BL43	$40,000,000.00	11/4/2010	11/4/2010	0.2400	$39,999,200.00
Federal Farm Credit Bank	Government Agency Debt	31331JUH4	$25,000,000.00	11/2/2010	7/1/2011	0.3220	$25,003,735.00
Federal Farm Credit Bank	Government Agency Debt	31331JR54	$40,000,000.00	1/12/2011	10/12/2011	0.2700	$39,996,219.00
Federal Home Loan Mortgage Corp.	Government Agency Debt	3128X8B92	$15,000,000.00	11/4/2010	5/4/2011	0.3550	$14,995,414.00
Federal Home Loan Mortgage Corp.	Government Agency Debt	3137EABW6	$24,800,000.00	1/7/2011	1/7/2011	1.5000	$24,852,418.00
Federal Home Loan Mortgage Corp.	Government Agency Debt	31394THC2	$7,296,396.00	11/4/2010	11/5/2010	0.2600	$7,296,396.00
Federal National Mortgage Assoc.	Government Agency Debt	31398APG1	$9,200,000.00	4/11/2011	4/11/2011	2.7500	$9,295,916.00
Federal National Mortgage Assoc.	Government Agency Debt	31398AWQ1	$9,600,000.00	4/28/2011	4/28/2011	1.3750	$9,646,626.00
Florida Municipal Power Agency	Variable Rate Demand Note	342816WY7	$32,285,000.00	11/4/2010	11/5/2010	0.3200	$32,285,000.00
General Electric Capital Corp.	Other Note	36962G2C7	$15,000,000.00	2/1/2011	2/1/2011	5.2000	$15,180,667.00
General Electric Capital Corp.	Other Note	36962G2D5	$15,000,000.00	11/1/2010	1/26/2011	0.3700	$14,991,064.00
General Electric Capital Corp.	Other Note	36962G2N3	$11,160,000.00	11/15/2010	8/15/2011	0.4460	$11,145,879.00
General Electric Capital Corp.	Other Note	36962GE75	$14,580,000.00	12/1/2010	12/1/2010	4.2500	$14,623,626.00
General Electric Capital Corp.	Other Note	36962GW42	$10,000,000.00	1/28/2011	4/28/2011	0.3780	$9,990,749.00
General Electric Capital Corp.	Other Note	36962GW59	$5,890,000.00	4/28/2011	4/28/2011	5.5000	$6,035,961.00
General Electric Capital Corp.	Other Note	36962GWB6	$15,000,000.00	2/22/2011	2/22/2011	6.1250	$15,266,219.00
General Electric Capital Corp.	Other Note	36962GT34	$5,000,000.00	11/15/2011	11/15/2011	5.0000	$5,230,736.00
Glendale, AZ Industrial Development Authority	Variable Rate Demand Note	378286FL7	$11,255,000.00	11/4/2010	11/5/2010	0.3500	$11,255,000.00
Goldman Sachs Financial Square Funds - Prime Obligations Fund	Investment Company	38141W364	$1,278,918.00	11/1/2010	11/1/2010	0.1300	$1,278,918.00
Golf Gate Apartments	Other Note	402278AA3	$7,295,000.00	11/4/2010	11/5/2010	0.2800	$7,295,000.00

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Illinois Finance Authority	Variable Rate Demand Note	45200BZJ0	$11,655,000.00	11/4/2010	11/5/2010	0.4000	$11,655,000.00
Illinois Finance Authority	Variable Rate Demand Note	45200FDT3	$6,020,000.00	11/4/2010	11/5/2010	0.2800	$6,020,000.00
Indiana Finance Authority	Variable Rate Demand Note	4547976E8	$19,615,000.00	11/4/2010	11/5/2010	0.2800	$19,615,000.00
Indiana Housing & Community Development Authority	Variable Rate Demand Note	45505TGA3	$25,000,000.00	11/4/2010	11/4/2010	0.2900	$25,000,000.00
International Business Machines Corp.	Other Note	459200GK1	$10,000,000.00	1/28/2011	7/28/2011	0.8680	$10,046,877.00
Johnson City, TN Health & Educational Facilities Board	Variable Rate Demand Note	478271JK6	$20,600,000.00	11/3/2010	11/5/2010	0.3000	$20,600,000.00
Johnson City, TN Health & Educational Facilities Board	Variable Rate Demand Note	478271JL4	$10,000,000.00	11/3/2010	11/5/2010	0.3000	$10,000,000.00
JPMorgan Chase & Co.	Other Note	46625HGG9	$21,760,000.00	6/1/2011	6/1/2011	5.6000	$22,385,269.00
Kern, CA Water Bank Authority	Variable Rate Demand Note	492291AB5	$3,716,000.00	11/4/2010	11/5/2010	0.2800	$3,716,000.00
Lexington Financial Services LLC	Other Note	52908MAE5	$29,335,000.00	11/4/2010	11/5/2010	0.2800	$29,335,000.00
Louisville & Jefferson County, KY Regional Airport Authority	Variable Rate Demand Note	546596AA1	$37,000,000.00	11/1/2010	11/1/2010	0.2500	$37,000,000.00
Louisville & Jefferson County, KY Regional Airport Authority	Variable Rate Demand Note	546596AC7	$42,500,000.00	11/1/2010	11/1/2010	0.2400	$42,500,000.00
Maryland Health & Higher Educational Facilities Authority	Variable Rate Demand Note	574216ZZ3	$14,500,000.00	11/3/2010	11/5/2010	0.2800	$14,500,000.00
Maryland Health & Higher Educational Facilities Authority	Variable Rate Demand Note	574217TF2	$21,995,000.00	11/4/2010	11/5/2010	0.2600	$21,995,000.00
Massachusetts Development Finance Agency	Variable Rate Demand Note	57583F5Q0	$8,650,000.00	11/4/2010	11/5/2010	0.2800	$8,650,000.00
Massachusetts Development Finance Agency	Variable Rate Demand Note	57583RPZ2	$10,000,000.00	11/4/2010	11/5/2010	0.4100	$10,000,000.00
Massachusetts Water Resources Authority	Other Municipal Debt	57604GGX6	$63,000,000.00	12/8/2010	12/8/2010	0.3000	$63,000,000.00
Miami-Dade County, FL Industrial Development Authority	Variable Rate Demand Note	59333EBW2	$45,000,000.00	11/4/2010	11/5/2010	0.2400	$45,000,000.00
Minnesota Office of Higher Education	Variable Rate Demand Note	60416MAD5	$10,600,000.00	11/4/2010	11/5/2010	0.2700	$10,600,000.00
Mississippi Business Finance Corp.	Variable Rate Demand Note	60528ABR4	$20,000,000.00	11/3/2010	11/5/2010	0.2500	$20,000,000.00
Mississippi Business Finance Corp.	Variable Rate Demand Note	60528ABS2	$44,000,000.00	11/3/2010	11/5/2010	0.2400	$44,000,000.00

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Institutional Money Market Fund

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National Australia Funding Delaware, Inc.	Financial Company Commercial Paper	63253KN57	$35,000,000.00	1/3/2011	1/3/2011	0.3600	$34,977,950.00
Nestle Capital Corp.	Other Commercial Paper	64105HME9	$25,000,000.00	12/14/2010	12/14/2010	0.3900	$24,988,354.00
Nestle Capital Corp.	Other Commercial Paper	64105HM66	$25,000,000.00	12/6/2010	12/6/2010	0.3800	$24,990,764.00
New York City, NY Housing Development Corp.	Variable Rate Demand Note	64966TCA0	$6,300,000.00	11/4/2010	11/5/2010	0.2600	$6,300,000.00
New York State Housing Finance Agency	Variable Rate Demand Note	64986ML52	$44,000,000.00	11/3/2010	11/5/2010	0.2700	$44,000,000.00
Northern Trust Corp.	Other Note	665859AG9	$25,000,000.00	8/29/2011	8/29/2011	5.3000	$26,002,571.00
Ohio Air Quality Development Authority	Variable Rate Demand Note	677525QC4	$26,000,000.00	11/3/2010	11/5/2010	0.3500	$26,000,000.00
Old Line Funding LLC	Asset Backed Commercial Paper	67983UL19	$36,385,000.00	11/1/2010	11/1/2010	0.2500	$36,385,000.00
Old Line Funding LLC	Asset Backed Commercial Paper	67983UM26	$10,000,000.00	12/2/2010	12/2/2010	0.2700	$9,997,675.00
Old Line Funding LLC	Asset Backed Commercial Paper	67983UM75	$30,000,000.00	12/7/2010	12/7/2010	0.2500	$29,992,500.00
Old Line Funding LLC	Asset Backed Commercial Paper	67983UN41	$35,000,000.00	1/4/2011	1/4/2011	0.2800	$34,982,578.00
Pershing Drive Associates LP	Other Note	715301AA5	$11,090,000.00	11/4/2010	11/5/2010	0.3800	$11,090,000.00
Port of Port Arthur, TX Navigation District	Variable Rate Demand Note	735225AC8	$5,500,000.00	11/3/2010	11/3/2010	0.2900	$5,500,000.00
Procter & Gamble Co. (The)	Other Commercial Paper	74271UNB2	$25,000,000.00	1/11/2011	1/11/2011	0.2700	$24,986,688.00
Procter & Gamble Co. (The)	Other Commercial Paper	74271UMG2	$17,580,000.00	12/16/2010	12/16/2010	0.2600	$17,574,287.00
Procter & Gamble International Funding SCA	Other Note	742732AE0	$35,000,000.00	8/26/2011	8/26/2011	1.3500	$35,284,312.00
Rabobank Nederland NV	Certificate of Deposit	74977MKD6	$35,000,000.00	1/28/2011	1/28/2011	0.4400	$35,000,000.00
Rabobank Nederland NV	Certificate of Deposit	74977MKJ3	$25,000,000.00	12/30/2010	12/30/2010	0.3900	$25,001,022.00
Rabobank Nederland NV	Certificate of Deposit	74977MNG6	$20,000,000.00	4/1/2011	4/1/2011	0.3400	$20,000,000.00
Rabobank Nederland NV	Other Note	74977JJM5	$25,000,000.00	3/7/2011	3/7/2011	0.3300	$24,999,998.00
Racetrac Capital LLC	Other Note	74984PAB5	$10,100,000.00	11/4/2010	11/4/2010	0.3200	$10,100,000.00
Royal Bank of Canada	Other Note	780085LP9	$14,000,000.00	7/20/2011	7/20/2011	5.6500	$14,526,565.00
Rush Medical Foundation	Other Note	781871AA6	$5,400,000.00	11/5/2010	11/5/2010	0.2900	$5,400,000.00
Sacramento County, CA Housing Authority	Variable Rate Demand Note	786111FU3	$915,000.00	11/4/2010	11/5/2010	0.2800	$915,000.00
Saddleback Valley Community Church	Other Note	786316AA7	$11,070,000.00	11/4/2010	11/4/2010	0.2600	$11,070,000.00
	Variable						

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Institutional Money Market Fund Page 6 of 7

Simmons College, MA	Rate Demand Note	828697AA0	$16,555,000.00	11/4/2010	11/5/2010	0.2500	$16,555,000.00
Sioux City Brick & Tile Co.	Other Note	829449AA5	$23,450,000.00	11/4/2010	11/5/2010	0.3100	$23,450,000.00
Societe Generale North America, Inc.	Financial Company Commercial Paper	83365SL50	$40,000,000.00	11/5/2010	11/5/2010	0.2500	$39,998,889.00
South Carolina Jobs-Economic Development Authority	Variable Rate Demand Note	837031PL1	$6,750,000.00	11/4/2010	11/5/2010	0.2700	$6,750,000.00
South Carolina Jobs-Economic Development Authority	Variable Rate Demand Note	837036DF6	$28,100,000.00	11/1/2010	11/1/2010	0.2800	$28,100,000.00
State of Texas	Other Municipal Debt	882722VC2	$11,775,000.00	8/31/2011	8/31/2011	2.0000	$11,935,664.00
State of Texas	Variable Rate Demand Note	882719SY8	$5,000,000.00	11/3/2010	11/5/2010	0.2500	$5,000,000.00
State of Texas	Variable Rate Demand Note	8827204L8	$29,110,000.00	11/3/2010	11/5/2010	0.3000	$29,110,000.00
State of Texas	Variable Rate Demand Note	882720JB2	$14,700,000.00	11/3/2010	11/5/2010	0.2800	$14,700,000.00
State Street Corp	Financial Company Commercial Paper	85747KNK6	$25,000,000.00	1/19/2011	1/19/2011	0.3600	$24,980,250.00
State Street Corp	Financial Company Commercial Paper	85747KN67	$15,000,000.00	1/6/2011	1/6/2011	0.2900	$14,992,025.00
State Street Corp	Financial Company Commercial Paper	85747KQF4	$20,000,000.00	3/15/2011	3/15/2011	0.3410	$19,974,689.00
State Street Corp	Financial Company Commercial Paper	85747KPQ1	$25,000,000.00	2/24/2011	2/24/2011	0.3800	$24,976,042.00
Straight-A Funding LLC	Asset Backed Commercial Paper	86257CZ64	$25,000,000.00	11/4/2010	11/4/2010	0.2700	$24,999,438.00
Straight-A Funding LLC	Asset Backed Commercial Paper	86257JGK4	$41,754,000.00	12/13/2010	12/13/2010	0.2800	$41,741,235.00
Straight-A Funding LLC	Asset Backed Commercial Paper	86257CG97	$25,000,000.00	12/2/2010	12/2/2010	0.2400	$24,994,833.00
Straight-A Funding LLC	Asset Backed Commercial Paper	86257MWX4	$10,120,000.00	1/4/2011	1/4/2011	0.2800	$10,115,502.00
Texas Gulf Coast Waste Disposal Authority	Variable Rate Demand Note	40222PAD4	$25,000,000.00	11/1/2010	11/1/2010	0.2400	$25,000,000.00
Texas Public Finance Authority	Other Municipal Debt	88276UDM4	$16,000,000.00	2/8/2011	2/8/2011	0.3100	$16,000,000.00
Toronto-Dominion Bank (The)	Financial Company Commercial Paper	89112YFL2	$25,000,000.00	1/4/2011	1/4/2011	0.5000	$25,000,000.00
Toronto-Dominion Bank (The)	Financial Company Commercial Paper	89112YCX9	$20,000,000.00	11/5/2010	11/5/2010	0.4600	$20,000,000.00

http://fifththirdfunds.com/funds/institutional-money-market/full-holdings?holdingsDate=... 11/18/2010

Institutional Money Market Fund Page 7 of 7

Toyota Motor Credit Corp.	Financial Company Commercial Paper	89233HLJ1	$25,000,000.00	11/18/2010	11/18/2010	0.2700	$24,996,813.00
Toyota Motor Credit Corp.	Financial Company Commercial Paper	89233HN59	$25,000,000.00	1/5/2011	1/5/2011	0.2700	$24,987,813.00
Toyota Motor Credit Corp.	Financial Company Commercial Paper	89233HT95	$20,000,000.00	6/9/2011	6/9/2011	0.4200	$19,949,667.00
Toyota Motor Credit Corp.	Financial Company Commercial Paper	89233HU69	$25,000,000.00	7/6/2011	7/6/2011	0.4000	$24,929,674.00
University of Michigan	Other Municipal Debt	91445XGE3	$25,000,000.00	11/29/2010	11/29/2010	0.2700	$25,000,000.00
University of Michigan	Other Municipal Debt	91445ADP1	$12,000,000.00	1/5/2011	1/5/2011	0.2400	$12,000,000.00
University of Michigan	Other Municipal Debt	91445ADV8	$7,000,000.00	1/5/2011	1/5/2011	0.2700	$7,000,000.00
University of Michigan	Variable Rate Demand Note	914455GZ7	$20,035,000.00	11/1/2010	11/1/2010	0.2600	$20,035,000.00
University of South Florida Research Foundation, Inc.	Variable Rate Demand Note	914877AD7	$9,700,000.00	11/5/2010	11/5/2010	0.3400	$9,700,000.00
University of Texas	Other Municipal Debt	91513VBF6	$16,000,000.00	12/3/2010	12/3/2010	0.2600	$16,000,000.00
University of Texas	Other Municipal Debt	91513VBG4	$25,000,000.00	12/15/2010	12/15/2010	0.2200	$25,000,000.00
Utah Telecommunication Open Infrastructure Agency	Variable Rate Demand Note	91756RAA3	$2,000,000.00	11/4/2010	11/5/2010	0.2600	$2,000,000.00
Washington State Housing Finance Commission	Variable Rate Demand Note	939783NW2	$3,945,000.00	11/4/2010	11/4/2010	0.2500	$3,945,000.00
Washington State Housing Finance Commission	Variable Rate Demand Note	93978PDU8	$1,175,000.00	11/4/2010	11/5/2010	0.2800	$1,175,000.00
Washington State Housing Finance Commission	Variable Rate Demand Note	93978RCA9	$405,000.00	11/1/2010	11/1/2010	0.3100	$405,000.00
Washington State Housing Finance Commission	Variable Rate Demand Note	93978RCE1	$740,000.00	11/1/2010	11/1/2010	0.3000	$740,000.00
West Virginia Economic Development Authority	Variable Rate Demand Note	95648VAQ2	$5,600,000.00	11/4/2010	11/5/2010	0.2300	$5,600,000.00
Winder-Barrow County, GA Joint Development Authority	Variable Rate Demand Note	97317RAB0	$8,800,000.00	11/4/2010	11/5/2010	0.2700	$8,800,000.00
World Wildlife Fund	Other Note	98157LAC2	$12,350,000.00	11/4/2010	11/5/2010	0.3100	$12,350,000.00

This material is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning the fund's objectives and policies, management fees, expenses and other information. Should you have any questions concerning the information contained on this sheet, contact us at 1-800-282-5706 or visit www.fifththirdfunds.com.

An investment in money market funds is neither insured nor guaranteed by the FDIC or any other government agency. Although money market funds strive to maintain the value of your investment at $1.00 per share, it is possible to lose money by investing in these funds.

Fifth Third Funds are distributed by FTAM Funds Distributor, Inc. Fifth Third Asset Management, Inc. serves as Investment Adviser to Fifth Third Funds and receives a fee for its services.

NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE

http://fifththirdfunds.com/funds/institutional-money-market/full-holdings?holdingsDate=... 11/18/2010

AdvisorOne Funds Semi-Annual Report

Trustees and officers of the Trust, together with information as to their principal business occupations during the last five years, are shown below.  The term of office of each Trustee listed below will continue indefinitely.  Unless otherwise noted, the address of each Trustee and Officer is 4020 South 147th Street, Omaha, Nebraska 68137.

Name, Age and Address	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During the Past 5 Years and Current Directorships

INTERESTED TRUSTEES
Michael Miola* Age: 57	Chairman of the Board	Elected by Shareholders on May 7, 2003

Co-Owner and Co-Managing Member of NorthStar Financial Services Group, LLC; Manager of Gemini Fund Services, LLC; Orion Advisor Services, LLC; CLS Investments, LLC; Gemcom, LLC and Northern Lights Compliance Services, LLC; Current Directorships:  Northern Lights Fund Trust; Northern Lights Variable Trust; Constellation Trust Company.

NON-INTERESTED TRUSTEES
L. Merill Bryan, Jr. ** Age: 65 Gary Lanzen Age: 56 Anthony J. Hertl Age: 60	Trustee Trustee Trustee	Elected by Shareholders on May 7, 2003 Elected by Shareholders on May 7, 2003 Elected by Shareholders on December 17, 2004

Retired; formerly Senior Vice President & Chief Information Officer of Union Pacific Corporation. Current Directorships:  Northern Lights Fund Trust; Northern Lights Variable Trust.

Chief Investment Officer (2006-Present), formerly President of Orizon Investment Counsel, LLC; formerly Partner, Orizon Group, Inc.  Current Directorships:  Northern Lights Fund Trust; Northern Lights Variable Trust.

Consultant to small and emerging businesses since 2000;  Current Directorships:  Northern Lights Fund Trust; Northern Lights Variable Trust; Satuit Capital Management Trust; The Z Seven Fund, Inc.; Greenwich Advisors Trust.

AdvisorOne Funds Semi-Annual Report

Name, Age and Address	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During the Past 5 Years and Current Directorships

OFFICERS

W. Patrick Clarke

Age:  65

Andrew Rogers

Age: 41

450 Wireless Boulevard

Hauppauge, NY 11788

Brian Nielsen

Age: 37

Michael Wagner

Age: 59

450 Wireless Boulevard

Hauppauge, NY 11788

James Colantino

Age:  40

450 Wireless Blvd.

Hauppauge, NY 11788

Kevin Wolf

Age: 40

450 Wireless Blvd.

Hauppauge, NY 11788

Doug McCash

Age: 39

President Treasurer Secretary Chief Compliance Officer Assistant Treasurer Assistant Treasurer AML Officer	Appointed February 3, 2003 Appointed June 23, 2006 Appointed May 9, 2003 Appointed June 23, 2006 Appointed March 29, 2007 Appointed March 27, 2009 Appointed March 27, 2009

President of the Trust; Co-Owner and Co-Managing Member of NorthStar Financial Services Group, LLC; Manager of CLS Investments, LLC; Orion Advisor Services, LLC, Gemini Fund Services, LLC, Northern Lights Distributors, LLC; Gemcom, LLC,  Northern Lights Compliance Services, LLC, and Forum Financial Consultants, LLC. Director of Constellation Trust Company.

President and Manager, Gemini Fund Services, LLC; formerly Manager, Northern Lights Compliance Services, LLC; (3/2006 -5/2008); formerly Senior Vice President and Director of Fund Administration, Gemini Fund Services, LLC (2001-2003);   Manager (since 3/2006) and President (since 2004), Gemcom LLC.

Secretary and Chief Legal Officer of the Trust; Secretary and General Counsel for NorthStar Financial Services Group, LLC, CLS Investments, LLC and Orion Advisor Services, LLC; President, Secretary and General Counsel for Northern Lights Distributors, LLC; Director, Secretary and General Counsel for Constellation Trust Company; Assistant Secretary for Gemini Fund Services, LLC, Northern Lights Compliance Services, LLC and Gemcom, LLC; Manager of Northern Lights Distributors, LLC and Northern Lights Compliance Services, LLC.

President (4/06-present) and Chief Operating Officer (9/04-3/06), Northern Lights Compliance Services, LLC; President and Manager, Gemini Fund Services, LLC (2004-2006); Chief Operating Officer and Manager of Northern Lights Compliance Services, LLC.

Vice President (since 2004); Senior Fund Administrator (1999-2004), Gemini Fund Services, LLC.

Executive Vice President and Director of Fund Administration, Gemini Fund Services, LLC (2006- Present); Vice President, Fund Administration, Gemini Fund Services, LLC (2004-2006); Vice-President, GemCom, LLC (2004-Present); Senior Fund Administrator, Gemini Fund Services, LLC (2001-2004).

Associate General Counsel NorthStar Financial Services Group, LLC (2006-Present) and Chief Compliance Officer for CLS Investments, LLC (2008-Present).

AdvisorOne Funds Semi-Annual Report

*Michael Miola is an "interested person" of the Trust as that term is defined under the 1940 Act, because of his affiliation with  CLS Investments, LLC (the Trust’s Adviser), Gemini Fund Services, LLC (the Trust’s Administrator) and Northern Lights Distributors, LLC (the Trust’s Distributor).

**From December 2006 through April 2007, L. Merill Bryan, an Independent Trustee of the Trust, invested $143,080 in a limited liability company (the "LLC"). This investment is required to be disclosed because one of the other members of the LLC is under common control with the Fund’s distributor.  As of May 2007, Mr. Bryan is no longer a member of the LLC.

The Trust’s Statement of Additional Information includes additional information about the Trustees and is available free of charge, upon request, by calling toll-free at 1-866-811-0225.

AdvisorOne Funds Semi-Annual Report

Additional Information (Unaudited) (Continued)

October 31, 2010

Privacy Policy

The AdvisorOne Funds recognize and respect the privacy of each of our investors and their expectations for confidentiality. The protection of investor information is of fundamental importance in our operation and we take seriously our responsibility to protect personal information.

We collect, retain and use information that assists us in providing the best service possible. This information comes from the following sources:

•

Account applications and other required forms,

•

Written, oral, electronic or telephonic communications and

•

Transaction history from your account.

We only disclose personal nonpublic information to third parties as necessary and as permitted by law.

We restrict access to personal nonpublic information to employees, affiliates and service providers involved in servicing your account. We require that these entities limit the use of the information provided to the purposes for which it was disclosed and as permitted by law.

We maintain physical, electronic and procedural safeguards that comply with federal standards to guard nonpublic personal information of our customers.

AdvisorOne Funds

4020 S. 147th Street • Omaha, NE 68137

866-811-0225 • www.advisoronefunds.com

Distributed by Northern Lights Distributors, LLC, Member FINRA/SIPC

0810-NLD-7/2/2009

Item 2. Code of Ethics.   Not required for semi-annual reports.

Item 3. Audit Committee Financial Expert.  Not required for semi-annual reports.

Item 4. Principal Accountant Fees and Services.  Not required for semi-annual reports.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not required for semi-annual reports.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith..

(a)(3)

Not applicable.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) AdvisorOne Funds.

By (Signature and Title)

           /s/  W. Patrick Clarke, President

           W. Patrick Clarke, President

Date

1/5/11

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/  W. Patrick Clarke, President

            W. Patrick Clarke, President

Date

1/5/11

By (Signature and Title)

/s/ Andrew Rogers

           Andrew Rogers, Treasurer

Date

1/7/11